UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 2-58043

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 51	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716

Amendment No. 25	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President – Corporate Governance and Secretary , One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1. 2009

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2009 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

SOLOIST®
NATIONWIDE LIFE INSURANCE COMPANY
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 2009

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2009 ), which contains additional information about the contracts and the Variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 26.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road (RR1-04-F4)
Dublin, Ohio 43017-1522
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available sub-accounts, please refer to the Appendix A.   For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund. Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

Aberdeen Funds
AIM Stock Funds
American Century Funds
American Century Variable Portfolios, Inc.
Credit Suisse Funds
Delaware Group Income Funds
Dreyfus
Evergreen Equity Trust
Federated Investment Series Funds, Inc.
Federated High Yield Trust
Fidelity
Fidelity Variable Insurance Products Fund
Franklin Mutual Series Fund, Inc.
Franklin Templeton Variable Insurance Products Trust
Janus Investment Fund
Lazard Funds, Inc.
MFS Series Trust VIII
Nationwide Mutual Funds
Nationwide Variable Insurance Trust
Neuberger Berman Equity Funds
Oppenheimer
Oppenheimer Variable Account Funds
Templeton Funds
Virtus Series Fund
Wells Fargo Advantage Funds ®

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Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total of all accumulation units in a contract, any amount held in the fixed account and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation date and represents the sum of all the contract owners’ interests in the variable Sub-accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Nationwide- Nationwide Life Insurance Company.

Net asset value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

Simple IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan- The Savings Incentive Match Plan for Employees of Small Employers.  This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers.  In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash.  A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions.  All contributions under a Simple Plan are made to Simple IRAs.

Small Employer- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Two-Year Period- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into S ub-accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	5
Example	6
Synopsis of the Contracts	6
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	7
Financial Statements	7
Nationwide Life Insurance Company	7
Nationwide Investment Services Corporation	7
Investing in the Contract	7
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	9
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Charges and Deductions	11
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge ("CDSC")
Waiver of CDSC
Contract Maintenance Charge
Premium Taxes
Short-Term Trading Fees
Contract Ownership	13
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	13
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Revoke	17
Surrender (Redemption) Prior to Annuitization	17
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Qualified Plan
Contract Owner Services	18
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	19
Annuitizing the Contract	19
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options

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Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)
Maximum CDSC for contracts issued on or after January 1, 1993									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993									5%2
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$304
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the D aily N et A ssets)5
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.   The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.51%	1. 85%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC.  The CDSC is waived:

(1) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

(2) for any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued to fund Qualified Plans.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan.  References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.

2 After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without a CDSC.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account.  They are charged on a daily basis at the annualized rate noted above.

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Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total variable account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1. 8 5%)	9 62	1,4 62	2,042	3, 856	*	1, 102	1, 862	3, 856	362	1, 102	1, 862	3, 856
Minimum Total Underlying Mutual Fund Operating Expenses (0.51%)	822	1,043	1,351	2,515	*	683	1,171	2,515	222	683	1,171	2,515

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are deferred variable annuity contracts.  Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts.  Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities.  Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.  Such account holders will be the annuitant under these contracts.  Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in the prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-account that occur within 60 days after the date of allocation to the Sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the D aily N et A ssets of the variable account.  For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an annualized rate of 1.30% of the D aily N et A ssets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the D aily N et A ssets of the variable account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered.  For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.

On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the contract value.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.    Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected,

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current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

See “Right to Revoke” later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B: Condensed Financial Information for information regarding accumulation units.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “‘34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on March 3, 1976, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into S ub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each S ub-account to buy shares of the underlying mutual funds based on contract owner instructions.  The S ub-account contains shares attributable to accumulation

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units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified Contracts.

Contract owners receive underlying mutual fund prospectuses when they make their initial S ub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.   Contract owners should read these prospectuses carefully before investing.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide Variable Account.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

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•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that this rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see “Appendix D: State Variations” later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.

Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

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Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with S sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust and/or Nationwide Mutual Funds) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2008 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average D aily N et A ssets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.   Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

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Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.

This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the D aily N et A ssets of the variable account.

The mortality risk component is equal to an annualized rate of 0.80% of the D aily N et A ssets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the D aily N et A ssets of the variable account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Administration Charge

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the variable account.  This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the D aily N et A ssets of the variable account.  The Administration Charge reimburses Nationwide for administrative expenses.  Nationwide will monitor this charge to ensure that it does not exceed actual administration expenses.

Contingent Deferred Sales Charge ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract.  However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions, production of sales literature and other promotional expenses.  Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan.  No CDSC is deducted on transfers between the fixed account and the variable account.  The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59½.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC.  This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered.  In no event will any CDSC be charged against any amounts held under the contract for at least 8 years.  Certain partial surrenders may be requested for which no CDSC will be assessed.  For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment

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has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

Waiver of CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1)	the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

2)	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

3)	the plan participant attains age 59 ½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

4)	the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

5)	the plan participant dies; or

6)	the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

1)	the designated annuitant dies; or

2)	the contract owner annuitizes after 2 years in the contract.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

Contract Maintenance Charge

Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the contract value.  This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract.  For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations.  Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings.  For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12.  Variances are based on internal underwriting guidelines.  The Contract Maintenance Charge will be deducted proportionately from the fixed account and variable account in the same percentages as purchase payments are allocated at the time of the deduction.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a S ub-account that occur within 60 days after the date of allocation to the S ub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those S ub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

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If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s S ub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a S ub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay the annual Contract Maintenance Charge;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Contract Ownership

All contract rights are exercised by the annuitant.  Throughout this prospectus, discussions relating to the rights and capabilities of a contract owner under the contracts apply to the annuitant.

The annuitant exercising the rights of the contract owner may request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the annuitant; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If there is a change of annuitant, distributions will be made as if the contract owner died at the time of the change.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant.  More than one beneficiary can be named.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s) or the annuitant. If upon notification of death of the contract owner(s) or the annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Initial purchase payments allocated to S ub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

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Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.    If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following Valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the S ub-accounts and the fixed account as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the S ub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the S ub-accounts or the fixed account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any S ub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the S ub-accounts of the variable account; and

2)	amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each S ub-account and the fixed account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to S ub-accounts are accounted for in accumulation units.  Accumulation unit values (for each S ub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a S ub-account from valuation period to valuation period.  For each S ub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular S ub-account invests, including the charges assessed against that S ub-account for a valuation period.

The net investment factor for any particular S ub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)	is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the D aily N et A ssets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict

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or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub -account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among S ub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among S ub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the S ub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a S ub-account that occur within 60 days after the date of the allocation to the S ub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

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In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form .

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form .

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

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Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account.  Nationwide reserves the right to refuse transfers to the fixed account from the variable account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the S ub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”)

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the S ub-accounts and an amount from the fixed account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC either from:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with

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Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	the Contract Maintenance Charge;

•	underlying mutual fund charges;

•	investment performance of the underlying mutual funds; and

•	amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

Surrenders Under a Qualified Plan

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the S ub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain S ub-accounts and the fixed account into other S ub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

•	Nationwide Money Market Fund: Prime Shares

to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar Cost Averaging transfers for this program may only be made from the fixed account.  Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the Nationwide Money Market Fund: Prime Shares.

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Systematic Withdrawals

Systematic Withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the S ub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1)	10% of all purchase payments made to the contract as of the withdrawal date; or

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  The annuity commencement date may be changed before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  It will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the annuitant to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.   Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the annuitant to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

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The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for S ub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”).   If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity Payment Options

An annuity payment option must be elected before the annuitization date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if both annuitants die before the second annuity payment date, the annuitants will receive only one annuity payment.  No death benefit will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Annuitants may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Annuitant

If the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable.  In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit.  Contingent

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 beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

•	If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

1)	requested an annuity commencement date later than the first day of the calendar month after the annuitant’s 75th birthday; and

2)	Nationwide approved the request.

•	If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

•	If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

1)	requested an annuity commencement date later than the first day of the calendar month after the annuitant’s 75th birthday; and

2)	Nationwide approved the request.

•	If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

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Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.

Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements

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 backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.

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The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

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On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 2716

Securities Act of 1933 Registration File No. 2-58043

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Aberdeen Small Cap Fund: Class A
This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Capital growth.

AIM Dynamics Fund: Investor Class
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Income & Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

American Century International Growth: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Short Term Government: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks income and investment returns by investing in various types of U.S.
government securities.

American Century Ultra: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Credit Suisse Global Fixed Income Fund: Common Class
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Maximum total investment return.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Mid-Cap Core Fund: Common Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Maximum capital appreciation.

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Delaware High-Yield Opportunities Fund: Institutional Class
Investment Adviser:	Delaware Management Company
Investment Objective:	Seeks total return and, as a secondary objective, high current income. The Fund invests primarily in fixed income securities that it believes will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Dreyfus Appreciation Fund, Inc.
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Balanced Opportunity Fund: Class Z
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	EACM Advisers/Boston Company Asset Management/Standish Mellon
Investment Objective:	High total return through a combination of capital appreciation and current income.

Dreyfus Intermediate Term Income Fund: Class A
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and current income.

Dreyfus S&P 500 Index Fund
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500 Composite Stock Price Index.

Dreyfus Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	Capital growth with current income as a secondary goal.

Evergreen Equity Income Fund: Class I
Investment Adviser:	Evergreen Investment Management Company, LLC
Investment Objective:	Current income and capital growth in the value of its shares.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Bond Fund: Class F Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated High Yield Trust
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Fidelity Advisor Balanced Fund: Class T
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Income and growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Advisor Equity Income Fund: Class T
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Advisor Growth Opportunities Fund: Class T
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Seeks high level of income and the potential for capital gains.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Asset Manager
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short term instruments.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Seeks to provide a combination of income and capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Equity-Income Fund
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Magellan Fund
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Fidelity Puritan Fund
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Income and capital growth consistent with reasonable risk.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research &
Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Adviser:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, with income as a secondary goal.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Twenty Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub - account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

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Janus Worldwide Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
Investment Adviser:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

MFS® Strategic Income Fund: Class A
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on high current income, but also considering capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Bond Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with preserving capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Government Bond Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level current income as is consistent with preserving capital.

Nationwide Growth Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

Nationwide Growth Fund: Class D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

Nationwide Large Cap Value Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Maximize total return, consisting of both capital appreciation and current income.

Nationwide Money Market Fund: Prime Shares
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide S&P 500® Index Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the S&P 500 Composite
Stock Price Index.

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

32

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Genesis Fund: Trust Class
This underlying mutual fund is only available in contracts issued before May 1, 2006
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

Neuberger Berman Guardian Fund: Investor Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital and, secondarily, current income.

Neuberger Berman Partners Fund: Investor Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Short Duration Bond Fund: Investor Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

33

Virtus Balanced Fund: Class A
Investment Adviser:	Virtus Investment Advisers, Inc.
Sub-adviser:	Goodwin Capital Advisers, Inc.
Investment Objective:	Reasonable income, long-term capital growth and conservation of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Wells Fargo Advantage Funds® - Common Stock Fund: Investor Class
This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or subaccount than a fund that does not invest in other funds.

Wells Fargo Advantage Funds® - Large Cap Growth Fund: Investor Class
This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Capital growth.

34

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.30%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 1.30%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                    1-800-848-6331, TDD 1-800-238-3035
writing:                                    Nationwide Life Insurance Company
  5100 Rings Road, RR1-04-F4
  Dublin, Ohio 43017-1522
checking   on-line at:                  www.nationwide.com

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term “Period” is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The following underlying mutual fund was added to the variable account on May 1, 2009 , therefore, no Condensed Financial Information is available:

Delaware High-Yield Opportunities Fund-Institutional Class

Nationwide Variable Insurance Trust
•	Templeton NVIT International Value Fund-Class III

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

AIM Dynamics Fund: Investor Class – NQ	14.859286	7.763338	-47.75%	253,602	2008
	13.401402	14.859286	10.88%	312,108	2007
	11.651509	13.401402	15.02%	333,686	2006
	10.695979	11.651509	8.93%	350,957	2005
	9.680909	10.695979	10.49%	412,876	2004
	7.093317	9.680909	36.48%	499,079	2003
	10.740031	7.093317	-33.95%	473,937	2002
	16.215857	10.740031	-33.77%	593,472	2001
	17.811356	16.215857	-8.96%	642,744	2000
	10.504025	17.811356	69.57%	198,949	1999

Aberdeen Small Cap Fund: Class A – NQ	25.251905	13.738096	-45.60%	81,505	2008
	27.230810	25.251905	-7.27%	116,143	2007
	21.360114	27.230810	27.48%	167,885	2006
	17.664141	21.360114	20.92%	162,859	2005
	14.230056	17.664141	24.13%	178,413	2004
	9.740635	14.230056	46.09%	131,084	2003
	12.116293	9.740635	-19.61%	66,028	2002
	12.512899	12.116293	-3.17%	36,890	2001
	12.128362	12.512899	3.17%	23,625	2000
	10.359298	12.128362	17.08%	8,135	1999

35

American Century Growth: Investor Class – NQ	99.980990	61.334447	-38.65%	60,777	2008
	85.141823	99.980990	17.43%	70,103	2007
	79.912245	85.141823	6.54%	82,939	2006
	77.223763	79.912245	3.48%	93,010	2005
	71.188047	77.223763	8.48%	103,411	2004
	57.972941	71.188047	22.80%	111,223	2003
	79.512370	57.972941	-27.09%	122,347	2002
	99.058910	79.512370	-19.73%	138,099	2001
	117.667874	99.058910	-15.81%	148,234	2000
	88.518097	117.667874	32.93%	153,919	1999

American Century Income & Growth: Investor Class – NQ	21.918313	14.130376	-35.53%	191,548	2008
	22.273869	21.918313	-1.60%	253,051	2007
	19.258791	22.273869	15.66%	302,859	2006
	18.619717	19.258791	3.43%	357,907	2005
	16.697268	18.619717	11.51%	404,011	2004
	13.050867	16.697268	27.94%	431,937	2003
	16.400321	13.050867	-20.42%	459,146	2002
	18.136235	16.400321	-9.57%	524,128	2001
	20.537578	18.136235	-11.69%	539,511	2000
	17.640513	20.537578	16.42%	534,684	1999
	10.000000	10.551440	5.51%	18,133	1996*

American Century International Growth: Investor Class – NQ	32.490550	17.569048	-45.93%	38,918	2008
	28.074719	32.490550	15.73%	47,089	2007
	22.754543	28.074719	23.38%	58,485	2006
	20.340371	22.754543	11.87%	73,235	2005
	17.871836	20.340371	13.81%	91,338	2004
	14.441600	17.871836	23.75%	115,663	2003
	18.119357	14.441600	-20.30%	109,800	2002
	25.077938	18.119357	-27.75%	123,761	2001
	29.892733	25.077938	-16.11%	123,327	2000
	18.416900	29.892733	62.31%	67,212	1999
	10.000000	11.748911	17.49%	25,477	1995*

American Century Short Term Government: Investor Class – NQ	28.972208	29.946463	3.36%	44,898	2008
	27.601340	28.972208	4.97%	47,948	2007
	26.889244	27.601340	2.65%	53,625	2006
	26.797259	26.889244	0.34%	60,197	2005
	26.972536	26.797259	-0.65%	70,340	2004
	27.026869	26.972536	-0.20%	77,580	2003
	26.022142	27.026869	3.86%	102,559	2002
	24.610929	26.022142	5.73%	71,996	2001
	23.132624	24.610929	6.39%	102,017	2000
	23.012292	23.132624	0.52%	87,493	1999

36

American Century Ultra: Investor Class – NQ	24.681509	14.192489	-42.50%	313,110	2008
	20.527884	24.681509	20.23%	382,733	2007
	21.503621	20.527884	-4.54%	486,618	2006
	21.334246	21.503621	0.79%	618,581	2005
	19.526904	21.334246	9.26%	708,437	2004
	15.723098	19.526904	24.19%	801,688	2003
	20.728384	15.723098	-24.15%	875,966	2002
	24.597823	20.728384	-15.73%	995,997	2001
	31.115121	24.597823	-20.95%	1,057,861	2000
	22.284614	31.115121	39.63%	958,510	1999

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – NQ	18.009807	9.785076	-45.67%	99,378	2008
	15.477711	18.009807	16.36%	136,418	2007
	12.558427	15.477711	23.25%	89,367	2006
	11.262256	12.558427	11.51%	41,478	2005
	10.000000	11.262256	12.62%	26,325	2004*

Credit Suisse Global Fixed Income Fund: Common Class – NQ	15.656856	15.570929	-0.55%	55,749	2008
	14.679959	15.656856	6.65%	46,017	2007
	14.082218	14.679959	4.24%	49,752	2006
	15.136096	14.082218	-6.96%	71,867	2005
	13.982132	15.136096	8.25%	65,791	2004
	12.375436	13.982132	12.98%	72,744	2003
	11.376047	12.375436	8.79%	50,344	2002
	11.172038	11.376047	1.83%	16,666	2001
	10.554122	11.172038	5.85%	15,052	2000
	10.651516	10.554122	-0.91%	5,420	1999

Credit Suisse Mid-Cap Core Fund: Common Class – NQ	17.227463	10.511026	-38.99%	118,749	2008
	15.643429	17.227463	10.13%	158,337	2007
	15.582025	15.643429	0.39%	200,167	2006
	14.766446	15.582025	5.52%	243,568	2005
	13.172521	14.766446	12.10%	268,276	2004
	9.181258	13.172521	43.47%	282,864	2003
	13.319611	9.181258	-31.07%	263,436	2002
	17.950417	13.319611	-25.80%	317,127	2001
	20.672241	17.950417	-13.17%	339,409	2000
	14.769496	20.672241	39.97%	288,739	1999
	10.000000	10.895016	8.95%	0	1995*

37

Dreyfus Appreciation Fund, Inc. – NQ	15.352184	10.247505	-33.25%	118,113	2008
	14.600148	15.352184	5.15%	151,929	2007
	12.722959	14.600148	14.75%	187,163	2006
	12.377658	12.722959	2.79%	213,752	2005
	11.878945	12.377658	4.20%	226,598	2004
	9.997121	11.878945	18.82%	218,248	2003
	12.224747	9.997121	-18.22%	206,442	2002
	13.878593	12.224747	-11.92%	173,920	2001
	13.811292	13.878593	0.49%	161,490	2000
	12.724781	13.811292	8.54%	156,211	1999

Dreyfus Balanced Opportunity Fund: Class Z – NQ	11.063044	7.883643	-28.74%	69,693	2008
	10.664454	11.063044	3.74%	98,358	2007
	9.864760	10.664454	8.11%	103,792	2006
	10.128127	9.864760	-2.60%	120,137	2005
	10.000000	10.128127	1.28%	132,614	2004*

Dreyfus Intermediate Term Income Fund – Class A – NQ	10.000000	9.258117	-7.42%	171,020	2008*

Dreyfus Third Century Fund, Inc.: Class Z – NQ	22.678149	14.705790	-35.15%	28,727	2008
	21.364058	22.678149	6.15%	32,090	2007
	19.856213	21.364058	7.59%	35,337	2006
	19.443020	19.856213	2.13%	42,784	2005
	18.596846	19.443020	4.55%	48,888	2004
	14.968630	18.596846	24.24%	54,525	2003
	21.473521	14.968630	-30.29%	59,417	2002
	28.523380	21.473521	-24.72%	70,673	2001
	33.178138	28.523380	-14.03%	72,298	2000
	25.825514	33.178138	28.47%	59,207	1999

Dreyfus S&P 500 Index Fund – NQ	33.984921	21.037370	-38.10%	390,208	2008
	32.787023	33.984921	3.65%	472,197	2007
	28.825519	32.787023	13.74%	560,996	2006
	27.967641	28.825519	3.07%	624,278	2005
	25.670476	27.967641	8.95%	688,018	2004
	20.305178	25.670476	20.90%	712,645	2003
	26.550137	20.305178	-23.52%	723,651	2002
	30.697964	26.550137	-13.51%	789,038	2001
	34.392545	30.697964	-10.74%	746,793	2000
	28.976575	34.392545	18.69%	692,394	1999

38

Evergreen Equity Income Fund: Class I – NQ	28.456655	18.317345	-35.63%	32,482	2008
	27.994979	28.456655	1.65%	33,367	2007
	24.230616	27.994979	15.54%	35,469	2006
	23.641567	24.230616	2.49%	44,805	2005
	21.686551	23.641567	9.01%	46,314	2004
	16.713543	21.686551	29.75%	39,991	2003
	19.323871	16.713543	-13.51%	35,669	2002
	20.691982	19.323871	-6.61%	37,440	2001
	19.561585	20.691982	5.78%	69,614	2000
	17.031564	19.561585	14.85%	72,494	1999

Federated Bond Fund: Class F Shares – NQ	16.458348	14.563247	-11.51%	90,719	2008
	15.874110	16.458348	3.68%	100,249	2007
	15.197498	15.874110	4.45%	114,791	2006
	15.112552	15.197498	0.56%	134,181	2005
	14.339221	15.112552	5.39%	130,569	2004
	12.871381	14.339221	11.40%	126,027	2003
	12.195901	12.871381	5.54%	134,479	2002
	11.514205	12.195901	5.92%	123,470	2001
	11.130751	11.514205	3.44%	108,245	2000
	11.547474	11.130751	-3.61%	139,182	1999

Federated High Yield Trust – NQ	12.946951	9.184845	-29.06%	85,570	2008
	12.717425	12.946951	1.80%	79,111	2007
	11.585665	12.717425	9.77%	128,016	2006
	11.459485	11.585665	1.10%	117,766	2005
	10.400769	11.459485	10.18%	149,650	2004
	8.580012	10.400769	21.22%	121,542	2003
	8.687742	8.580012	-1.24%	85,284	2002
	8.971948	8.687742	-3.17%	49,468	2001
	10.042770	8.971948	-10.66%	45,649	2000
	9.976102	10.042770	0.67%	49,637	1999

Fidelity Advisor Balanced Fund: Class T – NQ	18.259649	12.259147	-32.86%	68,727	2008
	17.095850	18.259649	6.81%	76,411	2007
	15.563508	17.095850	9.85%	73,978	2006
	15.021462	15.563508	3.61%	73,624	2005
	14.499103	15.021462	3.60%	85,032	2004
	12.496654	14.499103	16.02%	83,222	2003
	13.924940	12.496654	-10.26%	85,330	2002
	14.384426	13.924940	-3.19%	86,449	2001
	15.455350	14.384426	-6.93%	79,760	2000
	14.984876	15.455350	3.14%	86,087	1999
	10.000000	10.177458	1.77%	0	1995*

39

Fidelity Advisor Equity Income Fund: Class T	25.030175	14.635198	-41.53%	127,058	2008
	24.538931	25.030175	2.00%	152,823	2007
	21.279508	24.538931	15.32%	185,764	2006
	20.305263	21.279508	4.80%	200,849	2005
	18.385959	20.305263	10.44%	207,283	2004
	14.506340	18.385959	26.74%	182,727	2003
	17.422645	14.506340	-16.74%	173,217	2002
	18.092498	17.422645	-3.70%	145,153	2001
	16.762859	18.092498	7.93%	114,461	2000
	16.455574	16.762859	1.87%	122,013	1999
	10.000000	10.213719	2.14%	0	1995*

Fidelity Advisor Growth Opportunities Fund: Class T – NQ	17.883749	7.875789	-55.96%	170,528	2008
	14.748710	17.883749	21.26%	223,593	2007
	14.245507	14.748710	3.53%	235,646	2006
	13.309487	14.245507	7.01%	294,745	2005
	12.607995	13.309487	5.56%	330,246	2004
	9.882801	12.607995	27.58%	370,410	2003
	12.909284	9.882801	-23.44%	375,670	2002
	15.413519	12.909284	-16.25%	414,206	2001
	19.101353	15.413519	-19.31%	443,491	2000
	18.629791	19.101353	2.53%	488,519	1999
	10.000000	10.325686	3.26%	0	1995*

Fidelity Advisor High Income Advantage Fund: Class T – NQ	20.744811	12.503411	-39.73%	33,218	2008
	20.561464	20.744811	0.89%	45,868	2007
	18.028079	20.561464	14.05%	75,586	2006
	17.462087	18.028079	3.24%	103,633	2005
	15.410426	17.462087	13.31%	137,174	2004
	10.878719	15.410426	41.66%	191,012	2003
	11.483101	10.878719	-5.26%	174,086	2002
	11.774147	11.483101	-2.47%	184,770	2001
	13.417364	11.774147	-12.25%	209,619	2000
	12.545500	13.417364	6.95%	219,180	1999
	10.000000	10.057673	0.58%	0	1995*

Fidelity Asset Manager – NQ	23.435864	16.700070	-28.74%	84,558	2008
	22.332743	23.435864	4.94%	96,919	2007
	20.722377	22.332743	7.77%	114,368	2006
	20.181802	20.722377	2.68%	155,361	2005
	19.400449	20.181802	4.03%	193,635	2004
	16.774479	19.400449	15.65%	231,667	2003
	18.484216	16.774479	-9.25%	242,946	2002
	19.494857	18.484216	-5.18%	284,944	2001
	19.290540	19.494857	1.06%	299,977	2000
	17.206302	19.290540	12.11%	290,579	1999

40

Fidelity Capital & Income Fund – NQ	80.733607	54.264341	-32.79%	4,633	2008
	78.796409	80.733607	2.46%	4,873	2007
	70.620759	78.796409	11.58%	5,825	2006
	68.113552	70.620759	3.68%	6,768	2005
	61.305695	68.113552	11.10%	7,899	2004
	44.643248	61.305695	37.32%	11,090	2003
	45.417819	44.643248	-1.71%	12,054	2002
	48.286748	45.417819	-5.94%	13,985	2001
	54.000183	48.286748	-10.58%	15,364	2000
	48.330455	54.000183	11.73%	17,840	1999

Fidelity Equity-Income Fund – NQ	119.045787	68.567882	-42.40%	70,057	2008
	118.959170	119.045787	0.07%	78,213	2007
	100.596791	118.959170	18.25%	93,962	2006
	96.389416	100.596791	4.36%	104,703	2005
	87.753466	96.389416	9.84%	112,880	2004
	68.411071	87.753466	28.27%	119,162	2003
	83.671321	68.411071	-18.24%	121,343	2002
	89.259809	83.671321	-6.26%	137,625	2001
	83.313397	89.259809	7.14%	146,711	2000
	78.774753	83.313397	5.76%	193,545	1999

Fidelity Magellan Fund – NQ	36.015823	17.986592	-50.06%	340,577	2008
	30.710930	36.015823	17.27%	409,548	2007
	29.020029	30.710930	5.83%	510,738	2006
	27.627451	29.020029	5.04%	636,228	2005
	26.040039	27.627451	6.10%	737,378	2004
	21.136094	26.040039	23.20%	837,429	2003
	28.053548	21.136094	-24.66%	941,898	2002
	32.174567	28.053548	-12.81%	1,116,333	2001
	35.935860	32.174567	-10.47%	1,162,034	2000
	29.350937	35.935860	22.44%	1,080,953	1999

Fidelity Puritan Fund – NQ	34.808803	24.337414	-30.08%	192,799	2008
	33.218761	34.808803	4.79%	239,711	2007
	29.321694	33.218761	13.29%	286,741	2006
	28.381949	29.321694	3.31%	333,373	2005
	26.314924	28.381949	7.85%	379,995	2004
	21.817307	26.314924	20.61%	407,038	2003
	24.004249	21.817307	-9.11%	455,032	2002
	25.581595	24.004249	-2.35%	526,520	2001
	23.106868	24.581595	6.38%	546,155	2000
	22.760633	23.106868	1.52%	637,179	1999

41

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – NQ	26.637843	19.722453	-25.96%	872	2008
	26.258980	26.637843	1.44%	873	2007
	23.916395	26.258980	9.79%	873	2006
	23.593274	23.916395	1.37%	874	2005
	21.811575	23.593274	8.17%	875	2004
	17.364297	21.811575	25.61%	2,909	2003
	17.007355	17.364297	2.10%	2,911	2002
	19.523183	17.007355	-12.89%	4,118	2001
	25.512888	19.523183	-23.48%	4,173	2000
	23.899779	25.512888	6.75%	4,175	1999

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – NQ	17.377893	9.614219	-44.68%	104,292	2008
	15.041844	17.377893	15.53%	122,554	2007
	12.935248	15.041844	16.29%	114,973	2006
	11.036651	12.935248	17.20%	40,437	2005
	10.000000	11.036651	10.37%	4,863	2004*

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund: Class A – NQ	20.529099	12.541243	-38.91%	192,643	2008
	20.200778	20.529099	1.63%	235,262	2007
	17.347392	20.200778	16.45%	259,879	2006
	15.980051	17.347392	8.56%	274,228	2005
	14.265169	15.980051	12.02%	263,872	2004
	11.454096	14.265169	24.54%	242,606	2003
	13.068429	11.454096	-12.35%	225,245	2002
	11.864272	13.068429	10.15%	162,850	2001
	11.164707	11.864272	6.27%	43,618	2000
	9.868029	11.164707	13.14%	26,055	1999

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – NQ	17.112903	10.067797	-41.17%	150,599	2008
	15.019561	17.112903	13.94%	166,873	2007
	12.528108	15.019561	19.89%	188,243	2006
	11.524879	12.528108	8.70%	165,821	2005
	10.000000	11.524879	15.25%	128,669	2004*

Janus Fund – NQ	21.839754	12.967919	-40.62%	236,557	2008
	19.205480	21.839754	13.72%	292,830	2007
	17.594483	19.205480	9.16%	334,262	2006
	17.143281	17.594483	2.63%	378,582	2005
	16.591456	17.143281	3.33%	482,022	2004
	12.763024	16.591456	30.00%	577,726	2003
	17.851634	12.763024	-28.51%	637,137	2002
	24.478898	17.851634	-27.07%	748,308	2001
	29.145619	24.478898	-16.01%	797,517	2000
	20.070038	29.145619	45.22%	595,937	1999
	10.000000	10.239338	2.39%	0	1995*

42

Janus Twenty Fund – NQ	44.694406	25.597243	-42.73%	474,798	2008
	33.313122	44.694406	34.16%	552,948	2007
	30.054447	33.313122	10.84%	638,145	2006
	27.827846	30.054447	8.00%	732,111	2005
	22.756872	27.827846	22.28%	825,021	2004
	18.399796	22.756872	23.68%	911,549	2003
	24.536301	18.399796	-25.01%	1,021,448	2002
	35.116816	24.536301	-30.13%	1,153,020	2001
	52.641837	35.116816	-33.29%	1,190,390	2000
	32.342568	52.641837	62.76%	995,837	1999

Janus Worldwide Fund – NQ	18.877687	10.243736	-45.74%	204,627	2008
	17.511092	18.877687	7.80%	268,591	2007
	15.047725	17.511092	16.37%	324,086	2006
	14.403955	15.047725	4.47%	416,804	2005
	13.828124	14.403955	4.16%	531,118	2004
	11.277094	13.828124	22.62%	722,175	2003
	15.443379	11.277094	-26.98%	829,941	2002
	20.289932	15.443379	-23.89%	972,867	2001
	24.727791	20.289932	-17.95%	1,054,795	2000
	15.241714	24.727791	62.24%	769,694	1999

Lazard U.S. Small- Mid Cap Equity Portfolio: Open Shares – NQ	19.012543	12.247135	-35.58%	103,477	2008
	20.626027	19.012543	-7.82%	108,034	2007
	17.895709	20.626027	15.26%	128,506	2006
	17.445631	17.895709	2.58%	148,480	2005
	15.383568	17.445631	13.40%	167,386	2004
	11.248436	15.383568	36.76%	144,630	2003
	13.868643	11.248436	-18.89%	138,231	2002
	11.940435	13.868643	16.15%	86,606	2001
	10.464373	11.940435	14.11%	32,088	2000
	10.448830	10.464373	0.15%	17,391	1999

MFS ® Strategic Income Fund: Class A – NQ	13.987361	12.174056	-12.96%	56,766	2008
	13.682758	13.987361	2.23%	62,675	2007
	12.976541	13.682758	5.44%	66,662	2006
	12.878519	12.976541	0.76%	78,799	2005
	12.045630	12.878519	6.91%	69,176	2004
	10.725862	12.045630	12.30%	61,538	2003
	10.119915	10.725862	7.26%	39,645	2002
	10.000000	10.119915	1.20%	34,722	2001
	35.741694	35.767028	0.07%	11,595	2000
	37.527462	35.741694	-4.76%	14,393	1999

43

Nationwide Bond Fund: Class D – NQ	61.698018	58.077823	-5.87%	71	2008
	58.919156	61.698018	4.72%	71	2007
	57.178623	58.919156	3.04%	71	2006
	56.173955	57.178623	1.79%	72	2005
	54.292441	56.173955	3.47%	72	2004
	51.704249	54.292441	5.01%	72	2003
	47.942060	51.704249	7.85%	72	2002
	44.223337	47.942060	8.41%	73	2001
	41.719901	44.223337	6.00%	73	2000
	43.480582	41.719901	-4.05%	73	1999

Nationwide Bond Fund: Class D – Q	61.963663	58.327880	-5.87%	18,611	2008
	59.172838	61.963663	4.72%	19,920	2007
	57.424811	59.172838	3.04%	24,458	2006
	56.415812	57.424811	1.79%	28,025	2005
	54.526197	56.415812	3.47%	32,581	2004
	51.926861	54.526197	5.01%	36,726	2003
	48.148472	51.926861	7.85%	39,588	2002
	44.413739	48.148472	8.41%	34,762	2001
	41.898652	44.413739	6.00%	32,956	2000
	43.667785	41.898652	-4.05%	37,478	1999

Nationwide Fund: Class D – NQ	152.049479	87.776814	-42.27%	55	2008
	142.775094	152.049479	6.50%	55	2007
	127.060545	142.775094	12.37%	55	2006
	119.902142	127.060545	5.97%	55	2005
	110.666875	119.902142	8.35%	56	2004
	88.216785	110.666875	25.45%	56	2003
	107.853019	88.216785	-18.21%	60	2002
	124.107265	107.853019	-13.10%	92	2001
	128.692505	124.107265	-3.56%	122	2000
	130.686988	128.692505	-1.53%	149	1999

Nationwide Fund: Class D – Q	145.976641	84.271014	-42.27%	24,470	2008
	137.072660	145.976641	6.50%	29,165	2007
	121.985746	137.072660	12.37%	35,190	2006
	115.113262	121.985746	5.97%	42,114	2005
	106.246840	115.113262	8.35%	48,114	2004
	84.693403	106.246840	25.45%	50,848	2003
	103.545349	84.693403	-18.21%	51,953	2002
	119.150408	103.545349	-13.10%	53,874	2001
	123.552516	119.150408	-3.56%	56,417	2000
	125.467347	123.552516	-1.53%	69,097	1999

44

Nationwide Government Bond Fund: Class D – NQ	17.014622	18.133780	6.58%	111,812	2008
	16.004119	17.014622	6.31%	106,977	2007
	15.613505	16.004119	2.50%	128,756	2006
	15.392337	15.613505	1.44%	160,857	2005
	15.079382	15.392337	2.08%	201,541	2004
	14.993745	15.079382	0.57%	256,407	2003
	13.690706	14.993745	9.52%	288,740	2002
	12.848276	13.690706	6.56%	90,136	2001
	11.529833	12.848276	11.44%	33,952	2000
	11.915504	11.529833	-3.24%	38,138	1999
	10.000000	10.124709	1.25%	0	1995*

Nationwide Growth Fund: Class A– NQ	13.962273	8.424717	-39.66%	21,063	2008
	11.860321	13.962273	17.72%	23,239	2007
	11.335970	11.860321	4.63%	21,329	2006
	10.823294	11.335970	4.74%	33,644	2005
	10.172955	10.823294	6.39%	27,895	2004
	10.000000	10.172955	1.73%	20,015	2003*

Nationwide Growth Fund: Class D – NQ	87.868286	53.159100	-39.50%	114	2008
	74.442189	87.868286	18.04%	114	2007
	70.942653	74.442189	4.93%	115	2006
	67.454082	70.942653	5.17%	115	2005
	63.214237	67.454082	6.71%	115	2004
	48.146131	63.214237	31.30%	116	2003
	68.419812	48.146131	-29.63%	116	2002
	96.002074	68.419812	-28.73%	179	2001
	139.479726	96.002074	-31.17%	198	2000
	121.157545	139.479726	15.12%	208	1999

Nationwide Growth Fund: Class D – Q	83.218499	50.346039	-39.50%	6,081	2008
	70.502878	83.218499	18.04%	7,556	2007
	67.188539	70.502878	4.93%	11,312	2006
	63.884588	67.188539	5.17%	15,446	2005
	59.869104	63.884588	6.71%	18,003	2004
	45.598362	59.869104	31.30%	21,965	2003
	64.799205	45.598362	-29.63%	19,736	2002
	90.921898	64.799205	-28.73%	20,929	2001
	132.098827	90.921898	-31.17%	19,276	2000
	114.746202	132.098827	15.12%	26,654	1999

45

Nationwide Large Cap Value Fund: Class A – NQ	15.479440	10.060624	-35.01%	76,319	2008
	16.088265	15.479440	-3.78%	96,325	2007
	13.466069	16.088265	19.47%	118,633	2006
	12.668649	13.466069	5.89%	98,861	2005
	11.076000	12.668649	14.38%	78,106	2004
	8.764959	11.076000	26.37%	58,387	2003
	10.300589	8.764959	-14.91%	47,077	2002
	10.960933	10.300589	-6.02%	39,754	2001
	9.619068	10.960933	13.95%	11,928	2000
	10.229636	9.619068	-5.97%	109	1999

Nationwide Money Market Fund: Prime Shares – Pre 12/25/82 – Q	31.250402	31.488615	0.76%	2,384	2008
	30.198044	31.250402	3.48%	2,887	2007
	29.261448	30.198044	3.20%	3,618	2006
	28.862163	29.261448	1.38%	4,426	2005
	29.000231	28.862163	-0.48%	5,046	2004
	29.202279	29.000231	-0.69%	7,279	2003
	29.257720	29.202279	-0.19%	9,859	2002
	28.654201	29.257720	2.11%	13,826	2001
	27.412298	28.654201	4.53%	24,257	2000
	26.532610	27.412298	3.32%	27,248	1999

Nationwide Money Market Fund: Prime Shares – On and After 12/25/82 – NQ	31.447901	31.687620	0.76%	223	2008
	30.388893	31.447901	3.48%	818	2007
	29.446377	30.388893	3.20%	820	2006
	29.044569	29.446377	1.38%	823	2005
	29.183509	29.044569	-0.48%	825	2004
	29.386834	29.183509	-0.69%	828	2003
	29.442625	29.386834	-0.19%	830	2002
	28.835292	29.442625	2.11%	833	2001
	27.585541	28.835292	4.53%	836	2000
	26.700292	27.585541	3.32%	838	1999

Nationwide Money Market Fund: Prime Shares – On and After 12/25/82 – Q	24.817732	25.006911	0.76%	439,069	2008
	23.981996	24.817732	3.48%	437,536	2007
	23.238189	23.981996	3.20%	441,698	2006
	22.921094	23.238189	1.38%	387,807	2005
	23.030742	22.921094	-0.48%	412,802	2004
	23.191202	23.030742	-0.69%	464,750	2003
	23.235229	23.191202	-0.19%	622,931	2002
	22.755940	23.235229	2.11%	645,265	2001
	21.769674	22.755940	4.53%	594,611	2000
	21.071063	21.769674	3.32%	621,449	1999

46

Nationwide S&P 500 ® Index Fund: Service Class – NQ	11.549381	7.129157	-38.27%	96,783	2008
	11.171053	11.549381	3.39%	123,444	2007
	9.828260	11.171053	13.66%	103,561	2006
	9.552030	9.828260	2.89%	123,029	2005
	8.774483	9.552030	8.86%	117,458	2004
	6.956820	8.774483	26.13%	115,360	2003
	9.115203	6.956820	-23.68%	88.783	2002
	10.535005	9.115203	-13.48%	97,115	2001
	11.817107	10.535005	-10.85%	52,371	2000
	10.015679	11.817107	17.99%	17,851	1999

NVIT NVIT Investor Destinations Aggressive Fund: Class II – NQ	14.333878	8.934928	-37.67%	105,895	2008
	13.706996	14.333878	4.57%	88,935	2007
	11.882640	13.706996	15.35%	71,502	2006
	11.154028	11.882640	6.53%	23,675	2005
	10.000000	11.154028	11.54%	8,041	2004*

NVIT NVIT Investor Destinations Conservative Fund: Class II – NQ	11.489938	10.657533	-7.24%	11,637	2008
	11.047610	11.489938	4.00%	9,730	2007
	10.542864	11.047610	4.79%	4,407	2006
	10.339434	10.542864	1.97%	2,999	2005
	10.000000	10.339434	3.39%	30	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class II – NQ	12.830858	9.726441	-24.19%	118,611	2008
	12.304405	12.830858	4.28%	117,113	2007
	11.195043	12.304405	9.91%	91,582	2006
	10.766688	11.195043	3.98%	81,006	2005
	10.000000	10.766688	7.67%	47,710	2004*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – NQ	13.767168	9.322569	-32.28%	176,763	2008
	13.141252	13.767168	4.76%	154,475	2007
	11.623695	13.141252	13.06%	172,773	2006
	10.998532	11.623695	5.68%	83,390	2005
	10.000000	10.998532	9.99%	48,890	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – NQ	12.182922	10.215525	-16.15%	39,270	2008
	11.660994	12.182922	4.48%	18,241	2007
	10.896378	11.660994	7.02%	13,163	2006
	10.565533	10.896378	3.13%	7,930	2005
	10.000000	10.565533	5.66%	1,048	2004*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.071023	-39.29%	58	2008*

47

Neuberger Berman Genesis Fund: Trust Class – NQ	29.298334	19.417000	-33.73%	292,463	2008
	24.372349	29.298334	20.21%	340,984	2007
	23.022028	24.372349	5.87%	406,765	2006
	20.055163	23.022028	14.79%	503,739	2005
	17.121334	20.055163	17.14%	489,521	2004
	13.175921	17.121334	29.94%	391,151	2003
	13.761547	13.175921	-4.26%	366,489	2002
	12.440853	13.761547	10.62%	246,948	2001
	9.512964	12.440853	30.78%	122,582	2000
	9.266508	9.512964	2.66%	71,239	1999

Neuberger Berman Guardian Fund: Investor Class – NQ	24.631927	15.020634	-39.02%	93,599	2008
	23.192677	24.631927	6.21%	99,765	2007
	20.706712	23.192677	12.01%	123,393	2006
	19.346184	20.706712	7.03%	148,320	2005
	16.888413	19.346184	14.55%	167,915	2004
	12.661621	16.888413	33.38%	193,334	2003
	17.277066	12.661621	-26.71%	241,595	2002
	17.835033	17.277066	-3.13%	291,417	2001
	18.411034	17.835033	-3.13%	321,714	2000
	17.198573	18.411034	7.05%	379,737	1999

Neuberger Berman Partners Fund: Investor Class – NQ	41.715684	19.768724	-52.61%	124,627	2008
	38.391972	41.715684	8.66%	142,633	2007
	34.362750	38.391972	11.73%	174,025	2006
	29.506359	34.362750	16.46%	208,718	2005
	25.076617	29.506359	17.66%	185,415	2004
	18.698477	25.076617	34.11%	201,663	2003
	25.200975	18.698477	-25.80%	209,534	2002
	26.331332	25.200975	-4.29%	247,749	2001
	26.523895	26.331332	-0.73%	250,980	2000
	24.928856	26.523895	6.40%	311,323	1999

Neuberger Berman Short Duration Bond Fund: Investor Class – NQ	15.277793	12.661390	-17.13%	59,144	2008
	14.693581	15.277793	3.98%	69,314	2007
	14.289778	14.693581	2.83%	66,777	2006
	14.253528	14.289778	0.25%	72,068	2005
	14.308826	14.232843	-0.53%	90,347	2004
	14.139142	14.308826	1.20%	97,424	2003
	13.629612	14.139142	3.74%	89,370	2002
	12.738631	13.629612	6.99%	87,855	2001
	12.095451	12.738631	5.32%	60,106	2000
	12.056542	12.095451	0.32%	19,912	1999

48

Neuberger Berman Socially Responsive Fund: Trust Class – NQ	14.292033	8.618537	-39.70%	15,403	2008
	13.494580	14.292033	5.91%	16,896	2007
	11.970241	13.494580	12.73%	16,472	2006
	11.286514	11.970241	6.06%	10,495	2005
	10.000000	11.286514	12.87%	2,209	2004*

Oppenheimer Global Fund: Class A – NQ	58.109405	33.822234	-41.80%	112,726	2008
	55.563680	58.109405	4.58%	137,806	2007
	47.958787	55.563680	15.86%	179,886	2006
	42.684257	47.958787	12.36%	235,061	2005
	36.442041	42.684257	17.13%	295,122	2004
	25.805611	36.442041	41.22%	361,814	2003
	33.714330	25.805611	-23.46%	353,717	2002
	38.730878	33.714330	-12.95%	374,899	2001
	37.706431	38.730878	2.72%	375,790	2000
	24.105920	37.706431	56.42%	315,244	1999

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – NQ	15.758973	9.278310	-41.12%	223,964	2008
	15.055531	15.758973	4.67%	252,968	2007
	12.992657	15.055531	15.88%	283,767	2006
	11.541948	12.992657	12.57%	235,836	2005
	10.000000	11.541948	15.42%	150,174	2004*

Templeton Foreign Fund: Class A – NQ	30.717251	16.344198	-46.79%	78,668	2008
	26.546102	30.717251	15.71%	98,529	2007
	22.425179	26.546102	18.38%	129,308	2006
	20.536047	22.425179	9.20%	186,854	2005
	17.611532	20.536047	16.61%	231,234	2004
	13.671456	17.611532	28.82%	290,467	2003
	15.162264	13.671456	-9.83%	289,598	2002
	16.685027	15.162264	-9.13%	315,340	2001
	17.547470	16.685027	-4.91%	329,717	2000
	12.770793	17.547470	37.40%	334,228	1999
	10.000000	11.097523	10.98%	69,083	1995*

Virtus Balanced Fund: Class A – NQ	22.663423	16.588127	-26.81%	32,818	2008
	21.689141	22.663423	4.49%	40,077	2007
	19.491747	21.689141	11.27%	43,232	2006
	19.460657	19.491747	0.16%	57,925	2005
	18.398365	19.460657	5.77%	58,000	2004
	15.717371	18.398365	17.06%	53,906	2003
	18.006514	15.717371	-12.71%	48,209	2002
	17.900599	18.006514	0.59%	48,287	2001
	18.203902	17.900599	-1.67%	49,220	2000
	16.652539	18.203902	9.32%	58,295	1999

49

Wells Fargo Advantage Funds ® - Common Stock Fund: Investor Class – NQ	22.071262	14.176017	-35.77%	98,905	2008
	20.341056	22.071262	8.51%	119,251	2007
	17.871679	20.341056	13.82%	131,761	2006
	16.165231	17.871679	10.56%	149,433	2005
	14.894822	16.165231	8.53%	167,705	2004
	10.880293	14.894822	36.90%	172,532	2003
	13.653826	10.880293	-20.31%	178,942	2002
	14.074339	13.653826	-2.99%	152,176	2001
	14.432187	14.074339	-2.48%	125,286	2000
	10.418119	14.432187	38.53%	69,558	1999

Wells Fargo Advantage Funds ® - Large Cap Growth Fund: Investor Class – NQ	28.518338	17.218890	-39.62%	61,544	2008
	24.462177	28.518338	16.58%	67,346	2007
	23.859871	24.462177	2.52%	78,113	2006
	22.409845	23.859871	6.47%	86,404	2005
	20.898525	22.409845	7.23%	89,846	2004
	16.694016	20.898525	25.19%	104,342	2003
	24.126803	16.694016	-30.81%	109,741	2002
	36.094318	24.126803	-33.16%	139,555	2001
	42.228152	36.094318	-14.53%	151,240	2000
	26.782090	42.228152	57.67%	115,792	1999

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

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Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan ; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

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Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount s contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment s made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.

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The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code , an annuity contract may be exchange d tax-free for another annuity, provided that the oblige e (the person to whom the annuity obligation is owed) is the same for both contracts .   If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.

55

Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

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Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

57

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

58

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

59

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.   Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.   These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Alabama   – Subsequent purchase payments, if any, after the initial purchase payment may be made until the later of the Contract owner reaching age 63 or the third contract anniversary. See “Operation of the Contract” earlier in this prospectus for more information.

Connecticut   – Nationwide cannot require signature guarantees on surrender requests. See “Surrender (Redemption) Prior to Annuitization” earlier in this prospectus for more information.

Idaho   – If payment of the surrender value is deferred for 30 days or more, interest will be paid at the rate specified by state law. See “Surrender (Redemption) Prior to Annuitization” earlier in this prospectus for more information.

Indiana – Purchase payments, if any, after the initial purchase payment must be at least $500 and may only be made until the later of the contract owner reaching 62 years of age or the second contract anniversary.  See “Operation of the Contract” earlier in this prospectus for more information.

Massachusetts – Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 63 years of age or the third contract anniversary.  See “Operation of the Contract” earlier in this prospectus for more information.

Montana – The Company shall make payment upon the death of a Contract Owner, within sixty (60) days of receipt of proof of death.  If settlement is made after the first thirty (30) days, settlement shall include interest from the thirtieth day until settlement.  Said interest shall be paid in a rate not less than required by Montana law. See “Death Benefits” subsection “Death Benefit Payment” earlier in this prospectus for more information.

New Jersey   – For CDSC-free partial surrenders, the amount required to meet IRC minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.  See “Charges and Deductions” subsection “Contingent Deferred Sales Charge (CDSC)” subsection “Waiver of CDSC” earlier in this prospectus for more information.

Nationwide cannot require signature guarantee on surrender requests. See “Surrender (Redemption) Prior to Annuitization” earlier in this prospectus for more information.

New York – If no purchase payment is received three (3) years prior to the Annuitization date and, if the net amount to be applied to any annuity payment option at the annuitization date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments. See “Annuitizing the Contract” subsection “Frequency and Amount of Annuity Payments” earlier in this prospectus for more information.

Oregon   – The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the fixed account. See “Contract Owner Services” subsection “Dollar Cost Averaging” earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 63 years of age or the third contract anniversary. See “Operation of the Contract” earlier in this prospectus for more information.

The maximum transferable amount from the fixed account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period. See “Operation of the Contract” subsection “Transfers Prior to Annuitization” earlier in this prospectus for more information.

Texas – In the event an annuity option is not elected prior to the annuitization date, the company will default the annuity payment option to a life annuity with 120 monthly payments guaranteed. See “Annuitizing the Contract” subsection “Annuity Payment Options” earlier in this prospectus for more information.

Nationwide cannot require signature guarantee on surrender requests. See “Surrender (Redemption) Prior to Annuitization” earlier in this prospectus for more information.
Washington – The Contingent Deferred Sales Charge (CDSC)-free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC.  See “Charges and Deductions” subsection “Contingent Deferred Sales Charge” earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 63 years of age or the third contract anniversary. See “Operation of the Contract” earlier in this prospectus for more information.

60

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009

Individual Deferred Variable Annuity Contracts

issued by Nationwide Life Insurance Company
through its Nationwide Variable Account

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, Dublin, Ohio 43017-1522, or calling 1-800-848-6631, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.    The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 135 billion as of December 31, 2008 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0. 75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008 , 2007 , and 2006 no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Aberdeen Small Cap Fund - Class A (PRSCA)
172,471 shares (cost $3,159,021)	$1,507,399
AIM Basic Balanced Fund - Investor Class (ABBLI)
8,724 shares (cost $107,550)	68,305
AIM Dynamics Fund - Investor Class (IDF)
226,404 shares (cost $3,965,069)	2,857,215
AIM Small Cap Growth Fund - Investor Class (ASCGI)
15,437 shares (cost $457,083)	267,066
American Century Growth Fund - Investor Class (TCG)
273,664 shares (cost $5,651,511)	4,463,465
American Century Income & Growth Fund - Class A (ACIGA)
72,061 shares (cost $2,223,718)	1,333,122
American Century Income & Growth Fund - Investor Class (IGF)
146,226 shares (cost $4,254,189)	2,706,650
American Century International Growth Fund - Advisor Class (TCIGA)
14,301 shares (cost $123,302)	105,827
American Century International Growth Fund - Investor Class (TCIGR)
92,275 shares (cost $771,420)	683,761
American Century Short-Term Government Fund - Investor Class (BSTG)
259,408 shares (cost $2,450,671)	2,492,907
American Century Ultra(R) Fund - Investor Class (TCUL)
378,351 shares (cost $9,807,547)	5,467,171
American Century VP - International Fund - Class IV (ACVI4)
275,905 shares (cost $2,895,931)	1,636,114
Credit Suisse Global Fixed Income Fund - Common Class (WPGF)
92,841 shares (cost $926,787)	868,064
Credit Suisse Mid Cap Core Fund - Common Class (WPEG)
54,128 shares (cost $1,565,383)	1,248,182
Delaware Delchester Fund - Institutional Class (DBF)
177,958 shares (cost $518,440)	384,389
Dreyfus Appreciation Fund, Inc. (DAF)
85,920 shares (cost $3,366,662)	2,425,521
Dreyfus Emerging Leaders Fund (DEL)
505 shares (cost $17,420)	6,783
Dreyfus Intermediate Term Income Fund - Class A (DPITIA)
142,622 shares (cost $1,741,139)	1,591,657
Dreyfus Premier Balanced Opportunity Fund - Class Z (DPBOZ)
76,530 shares (cost $1,416,820)	944,382
Dreyfus S&P 500 Index Fund (DSPI)
325,365 shares (cost $10,817,759)	8,208,964
Evergreen Equity Income Fund - Class I (EIG)
43,526 shares (cost $967,117)	594,998
Federated Equity Income Fund, Inc. - Class F (FEQIF)
5,260 shares (cost $100,676)	74,272
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Federated High Yield Trust (FHYT)
357,126 shares (cost $1,963,172)	$1,367,791
Federated Intermediate Corporate Bond Fund - Institutional Service (FIIF)
76,758 shares (cost $765,840)	679,312
Federated Investment Series Funds, Inc. - Bond Fund - Class F (FBDF)
224,201 shares (cost $1,946,083)	1,665,816
Fidelity(R) Advisor Balanced Fund - Class A (FABA)
27,652 shares (cost $441,183)	297,254
Fidelity(R) Advisor Balanced Fund - Class T (FAB)
77,726 shares (cost $1,252,626)	842,552
Fidelity(R) Advisor Equity-Growth Fund - Class A (FAEGA)
19,060 shares (cost $1,014,356)	651,471
Fidelity(R) Advisor Equity-Income Fund - Class A (FAEIA)
129,371 shares (cost $3,650,924)	2,164,373
Fidelity(R) Advisor Equity-Income Fund - Class T (FAEI)
109,642 shares (cost $3,141,113)	1,859,525
Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGOA)
14,464 shares (cost $502,742)	272,502
Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGO)
70,538 shares (cost $2,295,880)	1,343,047
Fidelity(R) Advisor High Income Advantage Fund - Class T (FAHY)
107,277 shares (cost $1,065,575)	612,549
Fidelity(R) Advisor Overseas Fund - Class A (FAOA)
706 shares (cost $12,980)	9,253
Fidelity(R) Asset Manager(TM) (FAM)
130,270 shares (cost $2,034,404)	1,412,129
Fidelity(R) Capital & Income Fund (FCI)
46,052 shares (cost $354,474)	251,441
Fidelity(R) Equity-Income Fund (FEI)
155,642 shares (cost $7,817,728)	4,804,658
Fidelity(R) Magellan(R) Fund (FMG)
133,577 shares (cost $12,754,639)	6,125,821
Fidelity(R) Puritan(R) Fund (FPR)
359,284 shares (cost $6,563,965)	4,692,246
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
4,345 shares (cost $24,865)	17,204
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
155,410 shares (cost $3,357,156)	1,861,808
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
332,499 shares (cost $8,130,314)	5,060,635
Franklin Small-Mid Cap Growth Fund I - Class A (FSCG)
45,501 shares (cost $1,664,318)	923,221
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
229,342 shares (cost $3,865,082)	2,453,958
Franklin Value Investors Trust - Balance Sheet Investment Fund - Class A (FRBSI)
73,946 shares (cost $4,578,167)	2,602,162
Janus Adviser Series - Balanced Fund - Class S (JABR)
56,974 shares (cost $1,453,217)	1,192,474
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Janus Adviser Series - International Growth Fund - Class S (JAIGR)
1,490 shares (cost $43,662)	$40,095
Janus Adviser Series - Worldwide Fund - Class S (JAWGR)
11,958 shares (cost $307,137)	237,002
Janus Equity Funds - Janus Fund (JF)
183,256 shares (cost $4,475,813)	3,522,171
Janus Equity Funds - Janus Twenty Fund (JTF)
309,691 shares (cost $14,826,727)	13,313,627
Janus Equity Funds - Janus Worldwide Fund (JWF)
71,351 shares (cost $3,179,032)	2,121,280
Lazard U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
181,021 shares (cost $2,514,005)	1,350,415
MFS(R) Strategic Income Fund - Class A (MSI)
128,461 shares (cost $837,794)	691,120
Nationwide Bond Fund - Class D (NBF)
142,499 shares (cost $1,363,636)	1,245,443
Nationwide Bond Index Fund - Class A (NBIXA)
30,136 shares (cost $326,330)	329,992
Nationwide Fund - Class D (NF)
231,031 shares (cost $4,174,898)	2,250,238
Nationwide Government Bond Fund - Class D (NGBF)
375,618 shares (cost $3,885,100)	4,052,914
Nationwide Growth Fund - Class A (NGFA)
56,902 shares (cost $437,790)	306,700
Nationwide Growth Fund - Class D (NGF)
62,935 shares (cost $382,929)	347,403
Nationwide International Index Fund - Class A (NIIXA)
2,346 shares (cost $17,899)	13,234
Nationwide Investor Destinations Aggressive Fund - Service Class (IDAS)
215,622 shares (cost $2,076,394)	1,341,170
Nationwide Investor Destinations Conservative Fund - Service Class (IDCS)
184,534 shares (cost $1,892,545)	1,708,783
Nationwide Investor Destinations Moderate Fund - Service Class (IDMS)
753,450 shares (cost $7,561,983)	5,605,665
Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
470,675 shares (cost $4,716,880)	3,238,244
Nationwide Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
185,658 shares (cost $1,903,524)	1,568,808
Nationwide Large Cap Value Fund - Class A (PRLVA)
188,200 shares (cost $2,499,513)	1,413,382
Nationwide Mid Cap Market Index Fund - Class A (NMCIXA)
86,115 shares (cost $1,264,029)	758,673
Nationwide Money Market Fund - Prime (MMF)
11,061,836 shares (cost $11,061,836)	11,061,836
Nationwide Money Market Fund - Service Class (MMFR)
9,814,800 shares (cost $9,814,800)	9,814,800
Nationwide S&P 500 Index Fund - Service Class (NIXR)
270,107 shares (cost $2,969,743)	2,031,207
Nationwide Small Cap Index Fund - Class A (NSCIXA)
84,641 shares (cost $1,015,307)	639,041
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide Value Opportunities Fund - Class A (NVOA)
19,376 shares (cost $242,684)	$134,468
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
137,324 shares (cost $1,584,710)	946,165
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
13,380 shares (cost $133,531)	124,031
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
136,367 shares (cost $1,582,859)	1,153,668
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
207,022 shares (cost $2,480,531)	1,647,894
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
45,330 shares (cost $443,483)	401,173
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
22,093 shares (cost $221,681)	154,653
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
5,214 shares (cost $45,248)	33,367
Neuberger Berman Genesis Fund - Trust Class (NBGST)
311,688 shares (cost $14,260,202)	9,690,395
Neuberger Berman Guardian Fund - Investor Class (NBGF)
146,298 shares (cost $2,158,306)	1,405,926
Neuberger Berman Guardian Fund - Trust Class (NBGT)
16,245 shares (cost $208,654)	122,646
Neuberger Berman Partners Fund - Investor Class (PF)
159,982 shares (cost $4,259,664)	2,463,720
Neuberger Berman Partners Fund - Trust Class (NBPT)
16,441 shares (cost $372,024)	194,985
Neuberger Berman Short Duration Bond Fund - Investor Class (NLMB)
103,299 shares (cost $932,284)	748,915
Neuberger Berman Socially Responsive Fund - Trust Class (NBSRT)
80,271 shares (cost $1,387,389)	881,380
Oppenheimer Capital Appreciation Fund A (OCAF)
39,673 shares (cost $1,758,537)	1,103,315
Oppenheimer Champion Income Fund A (OCHI)
34,234 shares (cost $267,291)	58,197
Oppenheimer Global Fund A (OGF)
127,474 shares (cost $6,834,286)	4,879,690
Oppenheimer Strategic Income Fund A (OSI)
202,964 shares (cost $868,497)	702,256
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
209,612 shares (cost $6,840,311)	4,198,521
PIMCO Total Return Fund - Class A (PMTRA)
400,628 shares (cost $4,208,422)	4,062,364
Putnam International Equity Fund - Class A (PUIGA)
206 shares (cost $4,743)	3,124
Putnam Voyager Fund - Class A (PVF)
3,790 shares (cost $67,483)	46,045
Templeton Foreign Fund - Class A (TFF)
405,716 shares (cost $3,814,888)	1,801,380
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

The Dreyfus Premier Third Century Fund, Inc. - Class Z (DTC)
76,232 shares (cost $564,219)	$503,892
Van Kampen Growth and Income Fund - Class A (VKGIA)
136,246 shares (cost $2,891,691)	1,925,160
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
48,418 shares (cost $1,341,118)	710,291
Van Kampen Real Estate Securities Fund - Class A (VKRES)
74,605 shares (cost $1,793,309)	837,064
Virtus Balanced Fund - Class A (PBF)
53,688 shares (cost $780,878)	544,398
Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)
21,352 shares (cost $297,310)	169,963
Wells Fargo Advantage Funds(R) - Common Stock Fund - Class Z (SCS)
181,389 shares (cost $3,665,583)	2,153,087
Wells Fargo Advantage Funds(R) - Growth Fund - Investor Class (SGR)
25,373 shares (cost $624,059)	437,424
Wells Fargo Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
57,531 shares (cost $1,253,705)	1,059,726
Wells Fargo Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)
6,717 shares (cost $159,156)	98,544
Wells Fargo Advantage Funds(R) - Mid Cap Growth Fund - Class Z (WFMCGZ)
53,145 shares (cost $327,578)	172,189

Total Investments	197,672,675

Total Assets	197,672,675

Accounts Payable	15,228

$197,657,447

Contract Owners’ Equity:
Accumulation units	197,620,748
Contracts in payout (annuitization) period	36,699

Total Contract Owners’ Equity (note 5)	$197,657,447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	PRSCA	ABBLI	IDF	ASCGI	TCG	ACIGA	IGF
Reinvested dividends	$4,222,758	7,454	4,059	-	-	22,969	27,413	67,022
Mortality and expense risk charges (note 2)	(3,450,334)	(31,797)	(1,591)	(58,916)	(4,366)	(85,441)	(22,751)	(53,772)

Net investment income (loss)	772,424	(24,343)	2,468	(58,916)	(4,366)	(62,472)	4,662	13,250

Proceeds from mutual fund shares sold	77,856,899	1,257,989	48,951	1,420,289	105,630	1,130,017	548,998	1,337,414
Cost of mutual fund shares sold	(83,988,103)	(1,796,184)	(55,406)	(860,014)	(131,570)	(1,359,687)	(613,156)	(1,347,381)

Realized gain (loss) on investments	(6,131,204)	(538,195)	(6,455)	560,275	(25,940)	(229,670)	(64,158)	(9,967)
Change in unrealized gain (loss) on investments	(109,483,436)	(879,507)	(51,432)	(3,310,524)	(164,456)	(2,652,831)	(722,265)	(1,669,810)

Net gain (loss) on investments	(115,614,640)	(1,417,702)	(57,887)	(2,750,249)	(190,396)	(2,882,501)	(786,423)	(1,679,777)

Reinvested capital gains	5,860,598	-	-	-	12,925	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,981,618)	(1,442,045)	(55,419)	(2,809,165)	(181,837)	(2,944,973)	(781,761)	(1,666,527)

Investment Activity:	TCIGA	TCIGR	BSTG	TCUL	ACVI4	WPGF	WPEG	DBF
Reinvested dividends	$1,841	14,105	91,015	29,158	18,024	63,406	14,553	36,397
Mortality and expense risk charges (note 2)	(2,236)	(14,777)	(31,886)	(105,875)	(34,474)	(11,457)	(26,169)	(5,541)

Net investment income (loss)	(395)	(672)	59,129	(76,717)	(16,450)	51,949	(11,616)	30,856

Proceeds from mutual fund shares sold	109,128	218,672	1,056,697	1,807,463	1,301,734	270,842	675,461	255,426
Cost of mutual fund shares sold	(75,431)	(147,492)	(1,050,501)	(2,606,910)	(1,267,347)	(265,382)	(466,721)	(287,405)

Realized gain (loss) on investments	33,697	71,180	6,196	(799,447)	34,387	5,460	208,740	(31,979)
Change in unrealized gain (loss) on investments	(145,228)	(717,747)	20,162	(3,509,296)	(1,851,031)	(68,749)	(1,109,321)	(116,496)

Net gain (loss) on investments	(111,531)	(646,567)	26,358	(4,308,743)	(1,816,644)	(63,289)	(900,581)	(148,475)

Reinvested capital gains	828	4,936	-	-	265,753	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(111,098)	(642,303)	85,487	(4,385,460)	(1,567,341)	(11,340)	(912,197)	(117,619)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	DBP	DAF	DEL	DPITIA	DPBOZ	DSPI	EIG	FEQIF
Reinvested dividends	$51,905	58,288	30	51,008	30,943	212,740	12,555	3,069
Mortality and expense risk charges (note 2)	(9,128)	(42,605)	(115)	(13,577)	(17,342)	(157,395)	(9,964)	(1,265)

Net investment income (loss)	42,777	15,683	(85)	37,431	13,601	55,345	2,591	1,804

Proceeds from mutual fund shares sold	2,180,119	849,388	115	218,248	656,433	3,112,725	141,264	34,938
Cost of mutual fund shares sold	(2,308,780)	(769,279)	(224)	(231,504)	(795,437)	(3,006,691)	(161,221)	(47,752)

Realized gain (loss) on investments	(128,661)	80,109	(109)	(13,256)	(139,004)	106,034	(19,957)	(12,814)
Change in unrealized gain (loss) on investments	75,028	(1,499,417)	(5,134)	(149,482)	(298,450)	(5,600,091)	(316,810)	(32,149)

Net gain (loss) on investments	(53,633)	(1,419,308)	(5,243)	(162,738)	(437,454)	(5,494,057)	(336,767)	(44,963)

Reinvested capital gains	-	99,228	784	-	-	-	13,366	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,856)	(1,304,397)	(4,544)	(125,307)	(423,853)	(5,438,712)	(320,810)	(43,159)

Investment Activity:	FHYT	FIIF	FBDF	FABA	FAB	FAEGA	FAEIA	FAEI
Reinvested dividends	$141,350	40,208	127,284	8,368	19,867	1,124	47,238	33,596
Mortality and expense risk charges (note 2)	(20,343)	(9,045)	(25,323)	(4,855)	(15,061)	(11,998)	(38,571)	(36,641)

Net investment income (loss)	121,007	31,163	101,961	3,513	4,806	(10,874)	8,667	(3,045)

Proceeds from mutual fund shares sold	580,387	159,753	725,720	91,710	228,842	339,339	726,209	714,144
Cost of mutual fund shares sold	(656,998)	(169,869)	(805,316)	(97,018)	(235,127)	(287,447)	(821,422)	(741,117)

Realized gain (loss) on investments	(76,611)	(10,116)	(79,596)	(5,308)	(6,285)	51,892	(95,213)	(26,973)
Change in unrealized gain (loss) on investments	(558,208)	(88,389)	(247,357)	(158,221)	(440,565)	(652,322)	(1,592,183)	(1,421,143)

Net gain (loss) on investments	(634,819)	(98,505)	(326,953)	(163,529)	(446,850)	(600,430)	(1,687,396)	(1,448,116)

Reinvested capital gains	-	-	-	1,515	4,036	286	49,760	44,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(513,812)	(67,342)	(224,992)	(158,501)	(438,008)	(611,018)	(1,628,969)	(1,406,880)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FAGOA	FAGO	FAHY	FAOA	FAM	FCI	FEI	FMG
Reinvested dividends	$-	-	77,234	165	54,979	25,839	154,417	15,532
Mortality and expense risk charges (note 2)	(6,052)	(33,424)	(13,053)	(184)	(24,913)	(4,481)	(94,432)	(140,664)

Net investment income (loss)	(6,052)	(33,424)	64,181	(19)	30,066	21,358	59,985	(125,132)

Proceeds from mutual fund shares sold	215,065	1,054,534	405,900	3,103	322,534	22,740	1,191,394	2,250,679
Cost of mutual fund shares sold	(224,508)	(799,994)	(460,762)	(2,768)	(335,737)	(26,601)	(1,196,255)	(4,198,953)

Realized gain (loss) on investments	(9,443)	254,540	(54,862)	335	(13,203)	(3,861)	(4,861)	(1,948,274)
Change in unrealized gain (loss) on investments	(342,123)	(2,119,132)	(479,217)	(8,349)	(634,530)	(141,199)	(3,900,065)	(5,106,908)

Net gain (loss) on investments	(351,566)	(1,864,592)	(534,079)	(8,014)	(647,733)	(145,060)	(3,904,926)	(7,055,182)

Reinvested capital gains	-	-	-	-	1,290	-	140,544	423,180

Net increase (decrease) in contract owners’ equity resulting from operations	$(357,618)	(1,898,016)	(469,898)	(8,033)	(616,377)	(123,702)	(3,704,397)	(6,757,134)

Investment Activity:	FPR	FHIP	FO2R	TMSF	FSCG	TIF3	FRBSI	JABR
Reinvested dividends	$185,080	1,941	66,528	67,646	-	89,938	49,261	27,344
Mortality and expense risk charges (note 2)	(86,532)	(279)	(34,615)	(93,374)	(16,926)	(44,827)	(42,478)	(14,520)

Net investment income (loss)	98,548	1,662	31,913	(25,728)	(16,926)	45,111	6,783	12,824

Proceeds from mutual fund shares sold	1,622,395	296	778,314	1,916,010	423,044	737,745	876,746	298,899
Cost of mutual fund shares sold	(1,789,038)	(300)	(906,130)	(2,016,279)	(473,297)	(689,830)	(1,015,993)	(298,715)

Realized gain (loss) on investments	(166,643)	(4)	(127,816)	(100,269)	(50,253)	47,915	(139,247)	184
Change in unrealized gain (loss) on investments	(2,213,651)	(7,686)	(1,838,720)	(3,422,910)	(680,885)	(2,214,276)	(1,470,850)	(295,964)

Net gain (loss) on investments	(2,380,294)	(7,690)	(1,966,536)	(3,523,179)	(731,138)	(2,166,361)	(1,610,097)	(295,780)

Reinvested capital gains	5,626	-	349,329	69,165	2,810	347,186	73,625	48,332

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,276,120)	(6,028)	(1,585,294)	(3,479,742)	(745,254)	(1,774,064)	(1,529,689)	(234,624)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	JAIGR	JAWGR	JF	JTF	JWF	LSC	MSI	NBF
Reinvested dividends	$2,283	2,097	32,383	2,663	29,105	-	58,289	69,664
Mortality and expense risk charges (note 2)	(821)	(4,349)	(71,186)	(277,181)	(47,035)	(24,044)	(10,146)	(18,099)

Net investment income (loss)	1,462	(2,252)	(38,803)	(274,518)	(17,930)	(24,044)	48,143	51,565

Proceeds from mutual fund shares sold	1,857	54,772	1,509,781	5,070,959	1,105,602	408,639	236,031	345,213
Cost of mutual fund shares sold	(921)	(44,998)	(1,924,561)	(5,965,777)	(1,425,602)	(805,661)	(261,168)	(363,037)

Realized gain (loss) on investments	936	9,774	(414,780)	(894,818)	(320,000)	(397,022)	(25,137)	(17,824)
Change in unrealized gain (loss) on investments	(46,951)	(213,704)	(2,222,111)	(9,219,863)	(1,666,940)	(363,225)	(125,039)	(117,981)

Net gain (loss) on investments	(46,015)	(203,930)	(2,636,891)	(10,114,681)	(1,986,940)	(760,247)	(150,176)	(135,805)

Reinvested capital gains	4,942	-	-	-	-	-	-	810

Net increase (decrease) in contract owners’ equity resulting from operations	$(39,611)	(206,182)	(2,675,694)	(10,389,199)	(2,004,870)	(784,291)	(102,033)	(83,430)

Investment Activity:	NBIXA	NF	NGBF	NGFA	NGF	NIIXA	IDAS	IDCS
Reinvested dividends	$14,179	50,742	162,219	675	1,869	611	33,964	60,276
Mortality and expense risk charges (note 2)	(4,094)	(45,456)	(47,237)	(5,239)	(6,766)	(233)	(20,056)	(22,782)

Net investment income (loss)	10,085	5,286	114,982	(4,564)	(4,897)	378	13,908	37,494

Proceeds from mutual fund shares sold	219,771	784,441	1,525,349	88,956	116,068	934	354,171	955,404
Cost of mutual fund shares sold	(221,753)	(956,997)	(1,523,619)	(83,720)	(97,989)	(956)	(308,952)	(979,105)

Realized gain (loss) on investments	(1,982)	(172,556)	1,730	5,236	18,079	(22)	45,219	(23,701)
Change in unrealized gain (loss) on investments	477	(1,592,960)	102,907	(202,523)	(270,352)	(12,124)	(925,922)	(184,148)

Net gain (loss) on investments	(1,505)	(1,765,516)	104,637	(197,287)	(252,273)	(12,146)	(880,703)	(207,849)

Reinvested capital gains	-	623	23,764	-	-	1,288	97,502	23,959

Net increase (decrease) in contract owners’ equity resulting from operations	$8,580	(1,759,607)	243,383	(201,851)	(257,170)	(10,480)	(769,293)	(146,396)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	IDMS	IDMAS	IDMCS	PRLVA	NMCIXA	MMF	MMFR	NIXR
Reinvested dividends	$173,366	93,129	55,293	29,646	9,063	241,248	167,562	47,620
Mortality and expense risk charges (note 2)	(81,827)	(49,473)	(23,374)	(24,513)	(13,302)	(152,063)	(93,801)	(36,159)

Net investment income (loss)	91,539	43,656	31,919	5,133	(4,239)	89,185	73,761	11,461

Proceeds from mutual fund shares sold	1,263,458	531,319	1,075,080	558,366	486,695	6,299,854	3,398,896	882,595
Cost of mutual fund shares sold	(1,263,689)	(502,937)	(1,103,478)	(742,034)	(538,307)	(6,299,854)	(3,398,896)	(845,759)

Realized gain (loss) on investments	(231)	28,382	(28,398)	(183,668)	(51,612)	-	-	36,836
Change in unrealized gain (loss) on investments	(2,424,690)	(1,853,507)	(380,535)	(623,066)	(479,465)	-	-	(1,359,237)

Net gain (loss) on investments	(2,424,921)	(1,825,125)	(408,933)	(806,734)	(531,077)	-	-	(1,322,401)

Reinvested capital gains	482,805	241,591	42,033	-	41,501	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,850,577)	(1,539,878)	(334,981)	(801,601)	(493,815)	89,185	73,761	(1,310,940)

Investment Activity:	NSCIXA	NVOA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF
Reinvested dividends	$5,792	404	28,944	4,101	38,608	47,538	8,499	5,342
Mortality and expense risk charges (note 2)	(9,374)	(2,005)	(17,409)	(1,542)	(18,050)	(24,667)	(3,354)	(2,347)

Net investment income (loss)	(3,582)	(1,601)	11,535	2,559	20,558	22,871	5,145	2,995

Proceeds from mutual fund shares sold	225,171	52,226	588,799	75,869	426,909	302,006	113,908	42,481
Cost of mutual fund shares sold	(290,233)	(91,801)	(693,678)	(78,622)	(483,574)	(310,783)	(119,041)	(46,916)

Realized gain (loss) on investments	(65,062)	(39,575)	(104,879)	(2,753)	(56,665)	(8,777)	(5,133)	(4,435)
Change in unrealized gain (loss) on investments	(282,473)	(41,932)	(674,715)	(9,145)	(478,418)	(911,991)	(41,615)	(76,496)

Net gain (loss) on investments	(347,535)	(81,507)	(779,594)	(11,898)	(535,083)	(920,768)	(46,748)	(80,931)

Reinvested capital gains	10,839	-	210,223	1,853	126,464	194,940	10,130	21,679

Net increase (decrease) in contract owners’ equity resulting from operations	$(340,278)	(83,108)	(557,836)	(7,486)	(388,061)	(702,957)	(31,473)	(56,257)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVMIG6	NBGST	NBGF	NBGT	PF	NBPT	NLMB	NBSRT
Reinvested dividends	$-	-	7,945	652	13,283	951	49,117	5,998
Mortality and expense risk charges (note 2)	(143)	(176,511)	(26,391)	(2,215)	(57,928)	(3,812)	(12,352)	(14,773)

Net investment income (loss)	(143)	(176,511)	(18,446)	(1,563)	(44,645)	(2,861)	36,765	(8,775)

Proceeds from mutual fund shares sold	5,293	2,945,907	250,172	87,552	908,042	50,349	228,905	636,390
Cost of mutual fund shares sold	(7,665)	(2,555,424)	(253,038)	(70,036)	(613,126)	(57,639)	(260,494)	(618,721)

Realized gain (loss) on investments	(2,372)	390,483	(2,866)	17,516	294,916	(7,290)	(31,589)	17,669
Change in unrealized gain (loss) on investments	(11,882)	(5,916,797)	(1,063,177)	(112,896)	(3,169,862)	(222,206)	(173,920)	(626,701)

Net gain (loss) on investments	(14,254)	(5,526,314)	(1,066,043)	(95,380)	(2,874,946)	(229,496)	(205,509)	(609,032)

Reinvested capital gains	-	557,356	164,751	14,338	39,242	3,114	-	13,460

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,397)	(5,145,469)	(919,738)	(82,605)	(2,880,349)	(229,243)	(168,744)	(604,347)

Investment Activity:	OCAF	OCHI	OGF	OSI	OVGS4	PMTRA	PUIGA	PVF
Reinvested dividends	$-	17,132	107,623	49,601	80,652	180,115	-	-
Mortality and expense risk charges (note 2)	(20,272)	(2,221)	(98,099)	(10,341)	(75,926)	(44,142)	(63)	(683)

Net investment income (loss)	(20,272)	14,911	9,524	39,260	4,726	135,973	(63)	(683)

Proceeds from mutual fund shares sold	402,331	38,950	1,700,952	219,491	1,572,113	780,398	65	9,758
Cost of mutual fund shares sold	(383,554)	(52,563)	(1,429,870)	(237,646)	(1,538,745)	(789,076)	(63)	(10,140)

Realized gain (loss) on investments	18,777	(13,613)	271,082	(18,155)	33,368	(8,678)	2	(382)
Change in unrealized gain (loss) on investments	(1,001,103)	(195,493)	(4,569,427)	(182,852)	(3,580,893)	(186,287)	(2,558)	(25,521)

Net gain (loss) on investments	(982,326)	(209,106)	(4,298,345)	(201,007)	(3,547,525)	(194,965)	(2,556)	(25,903)

Reinvested capital gains	-	-	359,050	-	448,284	187,616	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,002,598)	(194,195)	(3,929,771)	(161,747)	(3,094,515)	128,624	(2,619)	(26,586)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	TFF	DTC	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS	SGR	STR	SGI	WFMCGZ

Reinvested dividends	$84,646	2,443	50,600	-	19,652	20,939	-	-	$-	-	1,342	-
Mortality and expense risk charges (note 2)	(38,232)	(9,110)	(30,017)	(13,696)	(15,136)	(9,659)	(2,694)	(40,601)	(6,693)	(20,601)	(1,802)	(3,206)

Net investment income (loss)	46,414	(6,667)	20,583	(13,696)	4,516	11,280	(2,694)	(40,601)	(6,693)	(20,601)	(460)	(3,206)

Proceeds from mutual fund shares sold	935,599	119,821	613,244	538,424	460,624	192,687	35,887	1,041,260	158,911	221,965	31,691	145,095
Cost of mutual fund shares sold	(1,027,032)	(118,329)	(650,557)	(619,497)	(793,588)	(228,422)	(48,865)	(1,419,589)	(146,326)	(165,716)	(35,649)	(181,366)

Realized gain (loss) on investments	(91,433)	1,492	(37,313)	(81,073)	(332,964)	(35,735)	(12,978)	(378,329)	12,585	56,249	(3,958)	(36,271)
Change in unrealized gain (loss) on investments	(2,290,112)	(282,633)	(1,004,102)	(650,046)	(294,604)	(204,180)	(92,403)	(891,520)	(276,002)	(779,686)	(64,744)	(104,196)

Net gain (loss) on investments	(2,381,545)	(281,141)	(1,041,415)	(731,119)	(627,568)	(239,915)	(105,381)	(1,269,849)	(263,417)	(723,437)	(68,702)	(140,467)

Reinvested capital gains	537,210	-	-	7,698	29,056	2,799	893	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,797,921)	(287,808)	(1,020,832)	(737,117)	(593,996)	(225,836)	(107,182)	(1,310,450)	$(270,110)	(744,038)	(69,162)	(143,673)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		PRSCA		ABBLI		IDF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$772,424	1,135,547	(24,343)	(37,620)	2,468	2,120	(58,916)	(86,459)
Realized gain (loss) on investments	(6,131,204)	7,332,993	(538,195)	522,485	(6,455)	7,686	560,275	631,783
Change in unrealized gain (loss) on investments	(109,483,436)	1,624,475	(879,507)	(1,574,727)	(51,432)	(7,136)	(3,310,524)	155,189
Reinvested capital gains	5,860,598	19,775,803	-	814,715	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,981,618)	29,868,818	(1,442,045)	(275,147)	(55,419)	2,670	(2,809,165)	700,513

Equity transactions:
Purchase payments received from contract owners (note 3)	17,989,902	26,350,704	167,249	277,483	587	672	267,224	380,090
Transfers between funds	-	-	(467,476)	(953,541)	3,506	(53,893)	(476,483)	350,269
Redemptions (note 3)	(52,698,824)	(69,534,612)	(547,751)	(896,990)	(39,966)	(15,041)	(902,212)	(1,149,363)
Annuity benefits	(12,044)	(11,771)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(274,038)	(308,725)	(2,604)	(3,854)	-	-	(5,392)	(6,713)
Contingent deferred sales charges (note 2)	(166,416)	(238,776)	(737)	(1,825)	(67)	(89)	(1,355)	(4,036)
Adjustments to maintain reserves	(12,949)	(11,581)	51	(155)	(16)	-	(27)	(59)

Net equity transactions	(35,174,369)	(43,754,761)	(851,268)	(1,578,882)	(35,956)	(68,351)	(1,118,245)	(429,812)

Net change in contract owners’ equity	(144,155,987)	(13,885,943)	(2,293,313)	(1,854,029)	(91,375)	(65,681)	(3,927,410)	270,701
Contract owners’ equity beginning of period	341,813,434	355,699,377	3,800,681	5,654,710	159,689	225,370	6,784,597	6,513,896

Contract owners’ equity end of period	$197,657,447	341,813,434	1,507,368	3,800,681	68,314	159,689	2,857,187	6,784,597

CHANGES IN UNITS:
Beginning units	17,069,103	18,895,154	158,170	216,630	14,079	20,074	581,092	618,013
Units purchased	3,609,312	3,908,575	26,723	41,579	1,086	267	56,204	91,381
Units redeemed	(5,394,575)	(5,734,626)	(68,949)	(100,039)	(5,195)	(6,262)	(170,948)	(128,302)

Ending units	15,283,840	17,069,103	115,944	158,170	9,970	14,079	466,348	581,092

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ASCGI		TCG		ACIGA		IGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,366)	(5,900)	(62,472)	(93,723)	4,662	715	13,250	6,971
Realized gain (loss) on investments	(25,940)	5,313	(229,670)	(729,956)	(64,158)	83,098	(9,967)	117,465
Change in unrealized gain (loss) on investments	(164,456)	(9,150)	(2,652,831)	2,091,226	(722,265)	(437,768)	(1,669,810)	(848,845)
Reinvested capital gains	12,925	52,919	-	-	-	301,221	-	669,840

Net increase (decrease) in contract owners’ equity resulting from operations	(181,837)	43,182	(2,944,973)	1,267,547	(781,761)	(52,734)	(1,666,527)	(54,569)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,131	13,653	254,761	283,864	118,935	310,183	237,340	305,613
Transfers between funds	(35,704)	86,302	205,964	(6,084)	(93,620)	(25,020)	(315,383)	(123,705)
Redemptions (note 3)	(34,683)	(114,101)	(998,088)	(1,641,910)	(439,166)	(382,402)	(1,087,713)	(1,315,486)
Annuity benefits	-	-	(11,734)	(11,372)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,048)	(8,844)	-	-	(7,180)	(8,706)
Contingent deferred sales charges (note 2)	(406)	(1,563)	(2,000)	(3,267)	(1,735)	(3,732)	(327)	(2,520)
Adjustments to maintain reserves	(24)	26	5,207	(13,438)	(61)	(31)	(16)	5

Net equity transactions	(52,686)	(15,683)	(553,938)	(1,401,051)	(415,647)	(101,002)	(1,173,279)	(1,144,799)

Net change in contract owners’ equity	(234,523)	27,499	(3,498,911)	(133,504)	(1,197,408)	(153,736)	(2,839,806)	(1,199,368)
Contract owners’ equity beginning of period	501,565	474,066	7,962,206	8,095,710	2,530,492	2,684,228	5,546,451	6,745,819

Contract owners’ equity end of period	$267,042	501,565	4,463,295	7,962,206	1,333,084	2,530,492	2,706,645	5,546,451

CHANGES IN UNITS:
Beginning units	44,612	46,426	179,759	221,404	236,674	246,562	253,051	302,858
Units purchased	5,355	14,488	56,847	26,718	18,556	48,177	15,018	25,273
Units redeemed	(10,734)	(16,302)	(35,391)	(68,363)	(61,461)	(58,065)	(76,521)	(75,080)

Ending units	39,233	44,612	201,215	179,759	193,769	236,674	191,548	253,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TCIGA		TCIGR		BSTG		TCUL

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(395)	(2,551)	(672)	(12,061)	59,129	88,050	(76,717)	(145,206)
Realized gain (loss) on investments	33,697	24,494	71,180	178,030	6,196	(32,283)	(799,447)	(501,586)
Change in unrealized gain (loss) on investments	(145,228)	9,997	(717,747)	(10,612)	20,162	78,165	(3,509,296)	(55,209)
Reinvested capital gains	828	16,399	4,936	77,194	-	-	-	2,772,086

Net increase (decrease) in contract owners’ equity resulting from operations	(111,098)	48,339	(642,303)	232,551	85,487	133,932	(4,385,460)	2,070,085

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(8)	112,689	312,314	291,731	489,070
Transfers between funds	(88,382)	(16,687)	(69,010)	(23,258)	579,311	(243,021)	(378,541)	(899,590)
Redemptions (note 3)	(18,453)	(37,772)	(133,195)	(318,846)	(838,108)	(373,611)	(1,500,578)	(2,228,309)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,678)	(2,068)	(1,995)	(1,946)	(11,362)	(13,505)
Contingent deferred sales charges (note 2)	(35)	(545)	(13)	(364)	(5,725)	(1,153)	(1,183)	(6,929)
Adjustments to maintain reserves	(33)	(4)	3	(37)	(3,207)	4,061	(28)	(61)

Net equity transactions	(106,903)	(55,008)	(203,893)	(344,581)	(157,035)	(303,356)	(1,599,961)	(2,659,324)

Net change in contract owners’ equity	(218,001)	(6,669)	(846,196)	(112,030)	(71,548)	(169,424)	(5,985,421)	(589,239)
Contract owners’ equity beginning of period	323,828	330,497	1,529,948	1,641,978	2,564,396	2,733,820	11,452,579	12,041,818

Contract owners’ equity end of period	$105,827	323,828	683,752	1,529,948	2,492,848	2,564,396	5,467,158	11,452,579

CHANGES IN UNITS:
Beginning units	28,857	34,049	47,089	58,486	140,799	158,143	630,015	791,122
Units purchased	-	-	-	-	61,392	58,270	28,384	48,968
Units redeemed	(11,304)	(5,192)	(8,171)	(11,397)	(69,211)	(75,614)	(125,980)	(210,075)

Ending units	17,553	28,857	38,918	47,089	132,980	140,799	532,419	630,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVI4		WPGF		WPEG		DBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(16,450)	(24,847)	51,949	31,004	(11,616)	(38,659)	30,856	31,652
Realized gain (loss) on investments	34,387	178,952	5,460	(13,000)	208,740	78,624	(31,979)	47
Change in unrealized gain (loss) on investments	(1,851,031)	263,659	(68,749)	23,418	(1,109,321)	253,625	(116,496)	(30,072)
Reinvested capital gains	265,753	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,567,341)	417,764	(11,340)	41,422	(912,197)	293,590	(117,619)	1,627

Equity transactions:
Purchase payments received from contract owners (note 3)	315,744	438,971	47,893	53,830	103,133	139,768	11,716	25,950
Transfers between funds	(369,226)	1,277,960	287,029	105,323	(161,570)	(231,175)	155,510	(32,957)
Redemptions (note 3)	(560,806)	(519,266)	(174,839)	(208,572)	(506,009)	(601,387)	(59,408)	(53,308)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,784)	(1,656)	(1,068)	(873)	(2,706)	(3,444)	(625)	(574)
Contingent deferred sales charges (note 2)	(4,205)	(5,506)	(95)	(997)	(213)	(883)	-	-
Adjustments to maintain reserves	(14)	(64)	(14)	(23)	(26)	(5)	138	19

Net equity transactions	(620,291)	1,190,439	158,906	(51,312)	(567,391)	(697,126)	107,331	(60,870)

Net change in contract owners’ equity	(2,187,632)	1,608,203	147,566	(9,890)	(1,479,588)	(403,536)	(10,288)	(59,243)
Contract owners’ equity beginning of period	3,823,715	2,215,512	720,482	730,372	2,727,762	3,131,298	394,832	454,075

Contract owners’ equity end of period	$1,636,083	3,823,715	868,048	720,482	1,248,174	2,727,762	384,544	394,832

CHANGES IN UNITS:
Beginning units	211,966	142,961	46,017	49,753	158,338	200,167	23,032	26,667
Units purchased	60,631	122,456	29,624	18,103	10,255	12,528	23,403	6,937
Units redeemed	(105,867)	(53,451)	(19,893)	(21,839)	(49,844)	(54,357)	(15,627)	(10,572)

Ending units	166,730	211,966	55,748	46,017	118,749	158,338	30,808	23,032

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DBP		DAF		DEL		DPITIA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$42,777	74,792	15,683	3,273	(85)	(228)	37,431	-
Realized gain (loss) on investments	(128,661)	(5,216)	80,109	348,927	(109)	(1,129)	(13,256)	-
Change in unrealized gain (loss) on investments	75,028	(25,322)	(1,499,417)	(238,338)	(5,134)	(2,003)	(149,482)	-
Reinvested capital gains	-	-	99,228	122,655	784	2,015	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,856)	44,254	(1,304,397)	236,517	(4,544)	(1,345)	(125,307)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	41,529	113,200	228,600	285,119	-	-	58,919	-
Transfers between funds	(1,767,659)	45,305	(312,834)	(366,333)	-	-	1,808,432	-
Redemptions (note 3)	(254,653)	(486,646)	(592,730)	(781,168)	-	(9,933)	(149,051)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,059)	(2,534)	(2,798)	(3,414)	-	-	(1,283)	-
Contingent deferred sales charges (note 2)	(428)	(398)	(3,086)	(3,517)	-	-	(9)	-
Adjustments to maintain reserves	(19)	24	(10)	(54)	(2)	(15)	(8,378)	-

Net equity transactions	(1,982,289)	(331,049)	(682,858)	(869,367)	(2)	(9,948)	1,708,630	-

Net change in contract owners’ equity	(1,993,145)	(286,795)	(1,987,255)	(632,850)	(4,546)	(11,293)	1,583,323	-
Contract owners’ equity beginning of period	1,993,145	2,279,940	4,412,754	5,045,604	11,325	22,618	-	-

Contract owners’ equity end of period	$-	1,993,145	2,425,499	4,412,754	6,779	11,325	1,583,323	-

CHANGES IN UNITS:
Beginning units	124,170	145,007	338,727	405,513	1,006	1,754	-	-
Units purchased	13,557	20,380	23,220	39,556	-	-	195,582	-
Units redeemed	(137,727)	(41,217)	(80,409)	(106,342)	-	(748)	(24,562)	-

Ending units	-	124,170	281,538	338,727	1,006	1,006	171,020	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DPBOZ		DSPI		EIG		FEQIF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,601	15,455	55,345	24,635	2,591	2,107	1,804	1,857
Realized gain (loss) on investments	(139,004)	16,543	106,034	200,490	(19,957)	20,254	(12,814)	16,443
Change in unrealized gain (loss) on investments	(298,450)	(235,757)	(5,600,091)	465,771	(316,810)	(81,271)	(32,149)	(19,771)
Reinvested capital gains	-	268,917	-	1,765	13,366	76,290	-	4,100

Net increase (decrease) in contract owners’ equity resulting from operations	(423,853)	65,158	(5,438,712)	692,661	(320,810)	17,380	(43,159)	2,629

Equity transactions:
Purchase payments received from contract owners (note 3)	196,450	98,684	910,422	1,222,358	41,598	72,634	921	503
Transfers between funds	(181,276)	27,168	(776,382)	(829,744)	14,238	62,587	(16,785)	(44,743)
Redemptions (note 3)	(468,237)	(249,073)	(2,511,875)	(3,402,528)	(88,275)	(194,198)	(3,528)	(5,500)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,161)	(1,266)	(20,706)	(23,993)	(1,148)	(1,312)	-	-
Contingent deferred sales charges (note 2)	(267)	(1,365)	(1,377)	(4,500)	(131)	(507)	-	(32)
Adjustments to maintain reserves	(64)	203	2	(65)	(1)	3	(18)	(6)

Net equity transactions	(454,555)	(125,649)	(2,399,916)	(3,038,472)	(33,719)	(60,793)	(19,410)	(49,778)

Net change in contract owners’ equity	(878,408)	(60,491)	(7,838,628)	(2,345,811)	(354,529)	(43,413)	(62,569)	(47,149)
Contract owners’ equity beginning of period	1,822,757	1,883,248	16,047,578	18,393,389	949,513	992,926	136,821	183,970

Contract owners’ equity end of period	$944,349	1,822,757	8,208,950	16,047,578	594,984	949,513	74,252	136,821

CHANGES IN UNITS:
Beginning units	164,480	176,376	472,197	560,996	33,367	35,468	13,221	17,923
Units purchased	21,447	17,509	57,611	64,979	5,047	8,324	1,704	48
Units redeemed	(66,333)	(29,405)	(139,600)	(153,778)	(5,932)	(10,425)	(4,499)	(4,750)

Ending units	119,594	164,480	390,208	472,197	32,482	33,367	10,426	13,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHYT		FIIF		FBDF		FABA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$121,007	135,685	31,163	28,870	101,961	88,677	3,513	3,375
Realized gain (loss) on investments	(76,611)	(3,794)	(10,116)	(6,694)	(79,596)	(15,851)	(5,308)	24,261
Change in unrealized gain (loss) on investments	(558,208)	(80,035)	(88,389)	11,593	(247,357)	4,974	(158,221)	(26,386)
Reinvested capital gains	-	-	-	-	-	-	1,515	40,136

Net increase (decrease) in contract owners’ equity resulting from operations	(513,812)	51,856	(67,342)	33,769	(224,992)	77,800	(158,501)	41,386

Equity transactions:
Purchase payments received from contract owners (note 3)	107,878	184,639	54,417	135,209	107,786	161,927	18,585	11,328
Transfers between funds	261,258	(505,327)	(15,324)	72,362	131,159	277,204	(26,804)	39,781
Redemptions (note 3)	(278,298)	(443,074)	(89,037)	(168,530)	(568,072)	(464,174)	(59,264)	(133,210)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,243)	(1,606)	-	-	(2,049)	(1,944)	-	-
Contingent deferred sales charges (note 2)	(1,112)	(863)	(1,336)	(714)	(3,738)	(531)	(192)	(1,427)
Adjustments to maintain reserves	(220)	(39)	(83)	2	8	(81)	3	(37)

Net equity transactions	88,263	(766,270)	(51,363)	38,329	(334,906)	(27,599)	(67,672)	(83,565)

Net change in contract owners’ equity	(425,549)	(714,414)	(118,705)	72,098	(559,898)	50,201	(226,173)	(42,179)
Contract owners’ equity beginning of period	1,793,190	2,507,604	797,935	725,837	2,225,704	2,175,503	523,426	565,605

Contract owners’ equity end of period	$1,367,641	1,793,190	679,230	797,935	1,665,806	2,225,704	297,253	523,426

CHANGES IN UNITS:
Beginning units	136,346	194,727	57,926	54,941	138,311	139,144	42,101	48,763
Units purchased	62,413	74,546	8,545	24,064	28,915	41,255	3,179	4,525
Units redeemed	(52,262)	(132,927)	(12,536)	(21,079)	(50,805)	(42,088)	(9,754)	(11,187)

Ending units	146,497	136,346	53,935	57,926	116,421	138,311	35,526	42,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAB		FAEGA		FAEIA		FAEI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,806	3,248	(10,874)	(13,241)	8,667	(3,373)	(3,045)	(21,313)
Realized gain (loss) on investments	(6,285)	18,742	51,892	70,859	(95,213)	210,627	(26,973)	372,231
Change in unrealized gain (loss) on investments	(440,565)	(40,614)	(652,322)	194,202	(1,592,183)	(508,785)	(1,421,143)	(637,618)
Reinvested capital gains	4,036	103,047	286	-	49,760	414,769	44,281	399,243

Net increase (decrease) in contract owners’ equity resulting from operations	(438,008)	84,423	(611,018)	251,820	(1,628,969)	113,238	(1,406,880)	112,543

Equity transactions:
Purchase payments received from contract owners (note 3)	100,362	128,248	123,301	155,830	244,300	483,048	216,540	300,602
Transfers between funds	(47,318)	27,027	(151,319)	188,776	(243,371)	(160,420)	(191,271)	(64,265)
Redemptions (note 3)	(165,736)	(107,138)	(110,217)	(88,004)	(467,003)	(595,248)	(578,941)	(1,071,773)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,747)	(1,646)	-	-	-	-	(4,414)	(5,467)
Contingent deferred sales charges (note 2)	(252)	(382)	(733)	(1,495)	(3,172)	(6,113)	(699)	(4,879)
Adjustments to maintain reserves	(5)	(11)	(40)	(28)	(50)	(80)	(27)	25

Net equity transactions	(114,696)	46,098	(139,008)	255,079	(469,296)	(278,813)	(558,812)	(845,757)

Net change in contract owners’ equity	(552,704)	130,521	(750,026)	506,899	(2,098,265)	(165,575)	(1,965,692)	(733,214)
Contract owners’ equity beginning of period	1,395,238	1,264,717	1,401,468	894,569	4,262,609	4,428,184	3,825,211	4,558,425

Contract owners’ equity end of period	$842,534	1,395,238	651,442	1,401,468	2,164,344	4,262,609	1,859,519	3,825,211

CHANGES IN UNITS:
Beginning units	76,411	73,978	157,844	125,406	269,954	286,632	152,824	185,763
Units purchased	7,522	12,432	35,448	69,274	30,407	47,771	12,130	17,476
Units redeemed	(15,206)	(9,999)	(53,148)	(36,836)	(66,267)	(64,449)	(37,896)	(50,415)

Ending units	68,727	76,411	140,144	157,844	234,094	269,954	127,058	152,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAGOA		FAGO		FAHY		FAOA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(6,052)	(7,277)	(33,424)	(48,340)	64,181	94,934	(19)	17
Realized gain (loss) on investments	(9,443)	32,679	254,540	143,014	(54,862)	93,843	335	115
Change in unrealized gain (loss) on investments	(342,123)	90,174	(2,119,132)	593,713	(479,217)	(150,012)	(8,349)	1,189
Reinvested capital gains	-	-	-	-	-	-	-	1,410

Net increase (decrease) in contract owners’ equity resulting from operations	(357,618)	115,576	(1,898,016)	688,387	(469,898)	38,765	(8,033)	2,731

Equity transactions:
Purchase payments received from contract owners (note 3)	92,415	73,099	174,511	192,508	-	-	-	-
Transfers between funds	(46,890)	56,272	(296,825)	316,293	(131,876)	(295,400)	-	-
Redemptions (note 3)	(97,132)	(136,697)	(630,339)	(667,354)	(226,650)	(541,983)	(2,906)	(108)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4,546)	(5,426)	(1,180)	(1,697)	-	-
Contingent deferred sales charges (note 2)	(1,088)	(2,189)	(416)	(1,177)	(299)	(2,455)	(3)	(5)
Adjustments to maintain reserves	(25)	(36)	(7)	(25)	(95)	(24)	(20)	1

Net equity transactions	(52,720)	(9,551)	(757,622)	(165,181)	(360,100)	(841,559)	(2,929)	(112)

Net change in contract owners’ equity	(410,338)	106,025	(2,655,638)	523,206	(829,998)	(802,794)	(10,962)	2,619
Contract owners’ equity beginning of period	682,838	576,813	3,998,681	3,475,475	1,442,388	2,245,182	20,229	17,610

Contract owners’ equity end of period	$272,500	682,838	1,343,043	3,998,681	612,390	1,442,388	9,267	20,229

CHANGES IN UNITS:
Beginning units	68,649	70,456	223,593	235,646	76,043	118,500	1,459	1,467
Units purchased	26,174	24,615	30,816	52,311	2,051	13,418	-	-
Units redeemed	(33,040)	(26,422)	(83,881)	(64,364)	(24,856)	(55,875)	(279)	(8)

Ending units	61,783	68,649	170,528	223,593	53,238	76,043	1,180	1,459

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FAM		FCI		FEI		FMG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$30,066	42,045	21,358	19,595	59,985	36,179	(125,132)	(132,967)
Realized gain (loss) on investments	(13,203)	55,136	(3,861)	(5,839)	(4,861)	516,280	(1,948,274)	(1,584,652)
Change in unrealized gain (loss) on investments	(634,530)	(121,428)	(141,199)	(3,031)	(3,900,065)	(998,260)	(5,106,908)	2,366,014
Reinvested capital gains	1,290	149,123	-	-	140,544	545,321	423,180	1,772,537

Net increase (decrease) in contract owners’ equity resulting from operations	(616,377)	124,876	(123,702)	10,725	(3,704,397)	99,520	(6,757,134)	2,420,932

Equity transactions:
Purchase payments received from contract owners (note 3)	92,482	122,311	-	-	375,432	508,703	482,190	584,194
Transfers between funds	(48,343)	(44,282)	(2,349)	-	(239,767)	(238,078)	(459,052)	(576,457)
Redemptions (note 3)	(283,274)	(481,402)	(15,308)	(75,628)	(928,969)	(2,221,831)	(1,872,482)	(3,339,207)
Annuity benefits	-	-	-	-	(310)	(399)	-	-
Contract maintenance charges (note 2)	(3,209)	(3,680)	(562)	(668)	(9,912)	(12,630)	(17,109)	(20,417)
Contingent deferred sales charges (note 2)	(521)	(597)	(39)	(48)	(437)	(2,385)	(802)	(4,015)
Adjustments to maintain reserves	10	(42)	33	(115)	66	182	(17)	(92)

Net equity transactions	(242,855)	(407,692)	(18,225)	(76,459)	(803,897)	(1,966,438)	(1,867,272)	(3,355,994)

Net change in contract owners’ equity	(859,232)	(282,816)	(141,927)	(65,734)	(4,508,294)	(1,866,918)	(8,624,406)	(935,062)
Contract owners’ equity beginning of period	2,271,357	2,554,173	393,334	459,068	9,313,056	11,179,974	14,750,208	15,685,270

Contract owners’ equity end of period	$1,412,125	2,271,357	251,407	393,334	4,804,762	9,313,056	6,125,802	14,750,208

CHANGES IN UNITS:
Beginning units	96,918	114,369	4,872	5,826	78,213	93,962	409,548	510,739
Units purchased	5,157	6,960	-	-	6,389	7,974	23,760	27,870
Units redeemed	(17,517)	(24,411)	(239)	(954)	(14,545)	(23,723)	(92,732)	(129,061)

Ending units	84,558	96,918	4,633	4,872	70,057	78,213	340,576	409,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FPR		FHIP		FO2R		TMSF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$98,548	132,259	1,662	1,641	31,913	57,079	(25,728)	122,685
Realized gain (loss) on investments	(166,643)	166,945	(4)	(36)	(127,816)	183,733	(100,269)	542,593
Change in unrealized gain (loss) on investments	(2,213,651)	(540,884)	(7,686)	(1,271)	(1,838,720)	(13,684)	(3,422,910)	(833,929)
Reinvested capital gains	5,626	684,869	-	-	349,329	197,910	69,165	327,418

Net increase (decrease) in contract owners’ equity resulting from operations	(2,276,120)	443,189	(6,028)	334	(1,585,294)	425,038	(3,479,742)	158,767

Equity transactions:
Purchase payments received from contract owners (note 3)	336,490	370,126	-	-	260,819	338,723	487,802	1,198,333
Transfers between funds	(308,042)	(13,981)	-	-	36,004	664,029	(683,682)	609,899
Redemptions (note 3)	(1,394,853)	(1,966,912)	-	-	(436,831)	(660,891)	(1,217,475)	(1,762,785)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8,712)	(9,565)	(16)	(16)	(1,579)	(1,560)	(4,954)	(5,874)
Contingent deferred sales charges (note 2)	(592)	(2,979)	-	-	(2,864)	(6,536)	(4,725)	(12,505)
Adjustments to maintain reserves	5	(1,006)	14	(14)	(61)	(47)	(29)	3

Net equity transactions	(1,375,704)	(1,624,317)	(2)	(30)	(144,512)	333,718	(1,423,063)	27,071

Net change in contract owners’ equity	(3,651,824)	(1,181,128)	(6,030)	304	(1,729,806)	758,756	(4,902,805)	185,838
Contract owners’ equity beginning of period	8,344,053	9,525,181	23,228	22,924	3,591,592	2,832,836	9,963,434	9,777,596

Contract owners’ equity end of period	$4,692,229	8,344,053	17,198	23,228	1,861,786	3,591,592	5,060,629	9,963,434

CHANGES IN UNITS:
Beginning units	239,711	286,741	872	873	206,096	188,000	515,438	511,413
Units purchased	15,309	18,275	-	-	52,049	96,602	50,716	138,919
Units redeemed	(62,221)	(65,305)	-	(1)	(65,318)	(78,506)	(137,041)	(134,894)

Ending units	192,799	239,711	872	872	192,827	206,096	429,113	515,438

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FSCG		TIF3		FRBSI		JABR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(16,926)	(26,482)	45,111	39,037	6,783	(12,293)	12,824	15,350
Realized gain (loss) on investments	(50,253)	227,519	47,915	348,877	(139,247)	193,879	184	71,941
Change in unrealized gain (loss) on investments	(680,885)	(280,852)	(2,214,276)	13,966	(1,470,850)	(825,034)	(295,964)	(71,849)
Reinvested capital gains	2,810	315,196	347,186	213,735	73,625	401,998	48,332	84,892

Net increase (decrease) in contract owners’ equity resulting from operations	(745,254)	235,381	(1,774,064)	615,615	(1,529,689)	(241,450)	(234,624)	100,334

Equity transactions:
Purchase payments received from contract owners (note 3)	101,429	109,319	388,959	791,643	252,109	644,183	59,682	42,445
Transfers between funds	(136,231)	(376,390)	(261,191)	45,605	(261,572)	64,263	350,313	(91,626)
Redemptions (note 3)	(265,699)	(387,976)	(469,262)	(1,096,541)	(360,987)	(595,466)	(116,289)	(180,457)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,566)	(2,713)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,007)	(2,973)	(952)	(5,001)	(4,997)	(5,459)	(1,132)	(1,971)
Adjustments to maintain reserves	(25)	(47)	(60)	(25)	(78)	(8)	15	(77)

Net equity transactions	(301,533)	(658,067)	(345,072)	(267,032)	(375,525)	107,513	292,589	(231,686)

Net change in contract owners’ equity	(1,046,787)	(422,686)	(2,119,136)	348,583	(1,905,214)	(133,937)	57,965	(131,352)
Contract owners’ equity beginning of period	1,969,995	2,392,681	4,573,075	4,224,492	4,507,348	4,641,285	1,134,521	1,265,873

Contract owners’ equity end of period	$923,208	1,969,995	2,453,939	4,573,075	2,602,134	4,507,348	1,192,486	1,134,521

CHANGES IN UNITS:
Beginning units	216,319	289,296	266,843	280,958	204,076	200,922	87,699	106,188
Units purchased	22,772	35,759	44,865	84,765	35,451	60,165	47,409	11,210
Units redeemed	(60,167)	(108,736)	(68,357)	(98,880)	(52,980)	(57,011)	(25,981)	(29,699)

Ending units	178,924	216,319	243,351	266,843	186,547	204,076	109,127	87,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGR		JAWGR		JF		JTF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,462	908	(2,252)	(5,430)	(38,803)	(61,312)	(274,518)	(253,899)
Realized gain (loss) on investments	936	1,991	9,774	28,005	(414,780)	(202,434)	(894,818)	(1,638,113)
Change in unrealized gain (loss) on investments	(46,951)	10,190	(213,704)	18,821	(2,222,111)	1,243,697	(9,219,863)	8,848,036
Reinvested capital gains	4,942	2,915	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,611)	16,004	(206,182)	41,396	(2,675,694)	979,951	(10,389,199)	6,956,024

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	293,626	406,451	827,314	963,584
Transfers between funds	-	-	(12,869)	(41,246)	(351,862)	(143,264)	444,325	509,256
Redemptions (note 3)	(1,024)	(2,848)	(37,470)	(43,152)	(1,208,658)	(1,328,738)	(4,107,445)	(4,659,705)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(9,084)	(10,994)	(30,989)	(31,689)
Contingent deferred sales charges (note 2)	-	(63)	(61)	(110)	(981)	(2,224)	(2,262)	(6,597)
Adjustments to maintain reserves	4	(39)	(21)	(40)	(79)	(51)	115	(112)

Net equity transactions	(1,020)	(2,950)	(50,421)	(84,548)	(1,277,038)	(1,078,820)	(2,868,942)	(3,225,263)

Net change in contract owners’ equity	(40,631)	13,054	(256,603)	(43,152)	(3,952,732)	(98,869)	(13,258,141)	3,730,761
Contract owners’ equity beginning of period	80,714	67,660	493,594	536,746	7,474,855	7,573,724	26,571,915	22,841,154

Contract owners’ equity end of period	$40,083	80,714	236,991	493,594	3,522,123	7,474,855	13,313,774	26,571,915

CHANGES IN UNITS:
Beginning units	4,431	4,626	59,906	70,080	442,645	516,839	763,202	878,681
Units purchased	-	-	-	-	26,853	39,841	178,550	113,796
Units redeemed	(63)	(195)	(7,274)	(10,174)	(126,635)	(114,035)	(239,063)	(229,275)

Ending units	4,368	4,431	52,632	59,906	342,863	442,645	702,689	763,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JWF		LSC		MSI		NBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(17,930)	(47,341)	(24,044)	(34,212)	48,143	39,583	51,565	57,641
Realized gain (loss) on investments	(320,000)	(124,314)	(397,022)	(233,669)	(25,137)	(1,902)	(17,824)	(4,662)
Change in unrealized gain (loss) on investments	(1,666,940)	626,132	(363,225)	(259,802)	(125,039)	(18,310)	(117,981)	19,296
Reinvested capital gains	-	-	-	349,107	-	-	810	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,004,870)	454,477	(784,291)	(178,576)	(102,033)	19,371	(83,430)	72,275

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	198,203	260,054	64,206	43,705	79,792	105,758
Transfers between funds	(359,549)	(166,001)	(125,953)	(241,440)	(5,812)	49,300	41,574	(84,234)
Redemptions (note 3)	(692,474)	(880,303)	(175,144)	(454,546)	(140,763)	(146,541)	(237,882)	(416,002)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,369)	(8,465)	(2,501)	(2,967)	(958)	(893)	(2,160)	(2,187)
Contingent deferred sales charges (note 2)	(165)	(1,057)	(452)	(1,338)	(199)	(396)	(267)	(1,243)
Adjustments to maintain reserves	398	(30)	10	(78)	(39)	(8)	13	2

Net equity transactions	(1,058,159)	(1,055,856)	(105,837)	(440,315)	(83,565)	(54,833)	(118,930)	(397,906)

Net change in contract owners’ equity	(3,063,029)	(601,379)	(890,128)	(618,891)	(185,598)	(35,462)	(202,360)	(325,631)
Contract owners’ equity beginning of period	5,184,712	5,786,091	2,240,523	2,859,414	876,658	912,120	1,447,779	1,773,410

Contract owners’ equity end of period	$2,121,683	5,184,712	1,350,395	2,240,523	691,060	876,658	1,245,419	1,447,779

CHANGES IN UNITS:
Beginning units	284,148	340,387	118,811	139,652	62,675	66,662	34,015	47,041
Units purchased	-	-	23,974	18,026	12,311	9,176	5,265	5,560
Units redeemed	(73,122)	(56,239)	(31,854)	(38,867)	(18,221)	(13,163)	(9,505)	(18,586)

Ending units	211,026	284,148	110,931	118,811	56,765	62,675	29,775	34,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NBIXA		NF		NGBF		NGFA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$10,085	10,104	5,286	(11,446)	114,982	120,394	(4,564)	(4,896)
Realized gain (loss) on investments	(1,982)	(2,630)	(172,556)	(31,321)	1,730	(43,875)	5,236	29,119
Change in unrealized gain (loss) on investments	477	7,057	(1,592,960)	(396,555)	102,907	151,176	(202,523)	49,007
Reinvested capital gains	-	-	623	752,399	23,764	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,580	14,531	(1,759,607)	313,077	243,383	227,695	(201,851)	73,230

Equity transactions:
Purchase payments received from contract owners (note 3)	49,233	62,022	185,513	321,717	229,832	189,252	62,576	69,756
Transfers between funds	(30,732)	11,220	(167,746)	(87,497)	733,289	(95,098)	(10,177)	30,520
Redemptions (note 3)	(21,005)	(57,125)	(648,885)	(1,037,580)	(858,330)	(785,581)	(74,593)	(67,119)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(6,009)	(7,184)	(3,224)	(3,276)	(659)	(584)
Contingent deferred sales charges (note 2)	(313)	(728)	(1,551)	(2,281)	(1,707)	(4,942)	(639)	(518)
Adjustments to maintain reserves	27	(62)	(61)	10	162	368	(32)	59

Net equity transactions	(2,790)	15,327	(638,739)	(812,815)	100,022	(699,277)	(23,524)	32,114

Net change in contract owners’ equity	5,790	29,858	(2,398,346)	(499,738)	343,405	(471,582)	(225,375)	105,344
Contract owners’ equity beginning of period	324,184	294,326	4,648,533	5,148,271	3,709,572	4,181,154	532,049	426,705

Contract owners’ equity end of period	$329,974	324,184	2,250,187	4,648,533	4,052,977	3,709,572	306,674	532,049

CHANGES IN UNITS:
Beginning units	23,942	22,784	61,692	63,919	234,956	281,627	38,025	35,920
Units purchased	16,354	10,123	4,780	11,004	122,301	37,971	6,961	18,926
Units redeemed	(16,702)	(8,965)	(15,024)	(13,231)	(116,416)	(84,642)	(8,681)	(16,821)

Ending units	23,594	23,942	51,448	61,692	240,841	234,956	36,305	38,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NGF		NIIXA		IDAS		IDCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,897)	(7,838)	378	288	13,908	35,160	37,494	59,814
Realized gain (loss) on investments	18,079	72,425	(22)	487	45,219	42,880	(23,701)	20,822
Change in unrealized gain (loss) on investments	(270,352)	57,542	(12,124)	542	(925,922)	(65,173)	(184,148)	(22,522)
Reinvested capital gains	-	-	1,288	667	97,502	70,374	23,959	28,646

Net increase (decrease) in contract owners’ equity resulting from operations	(257,170)	122,129	(10,480)	1,984	(769,293)	83,241	(146,396)	86,760

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,246	-	-	306,879	389,056	62,097	184,908
Transfers between funds	(12,501)	(13,103)	(572)	-	(160,060)	(40,067)	62,693	388,332
Redemptions (note 3)	(95,605)	(266,034)	(116)	(1,180)	(140,750)	(123,482)	(524,852)	(439,602)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,131)	(1,390)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(44)	(1,842)	-	(1)	(2,934)	(1,400)	(5,747)	(3,221)
Adjustments to maintain reserves	(3)	(75)	4	(25)	29	(68)	(19)	(28)

Net equity transactions	(109,284)	(279,198)	(684)	(1,206)	3,164	224,039	(405,828)	130,389

Net change in contract owners’ equity	(366,454)	(157,069)	(11,164)	778	(766,129)	307,280	(552,224)	217,149
Contract owners’ equity beginning of period	713,883	870,952	24,400	23,622	2,107,296	1,800,016	2,260,989	2,043,840

Contract owners’ equity end of period	$347,429	713,883	13,236	24,400	1,341,167	2,107,296	1,708,765	2,260,989

CHANGES IN UNITS:
Beginning units	18,612	22,617	1,690	1,781	167,063	149,364	181,530	171,840
Units purchased	-	44	-	-	40,210	32,371	48,921	56,959
Units redeemed	(3,985)	(4,049)	(78)	(91)	(36,780)	(14,672)	(81,837)	(47,269)

Ending units	14,627	18,612	1,612	1,690	170,493	167,063	148,614	181,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	IDMS		IDMAS		IDMCS		PRLVA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$91,539	205,380	43,656	84,068	31,919	61,281	5,133	(9,613)
Realized gain (loss) on investments	(231)	463,012	28,382	87,003	(28,398)	47,399	(183,668)	75,361
Change in unrealized gain (loss) on investments	(2,424,690)	(433,831)	(1,853,507)	(104,315)	(380,535)	(55,863)	(623,066)	(455,083)
Reinvested capital gains	482,805	195,425	241,591	117,069	42,033	59,496	-	298,055

Net increase (decrease) in contract owners’ equity resulting from operations	(1,850,577)	429,986	(1,539,878)	183,825	(334,981)	112,313	(801,601)	(91,280)

Equity transactions:
Purchase payments received from contract owners (note 3)	838,240	552,669	652,014	1,170,272	124,233	190,736	162,389	291,789
Transfers between funds	(277,730)	(134,900)	(214,665)	70,744	(348,251)	(99,967)	(175,954)	(214,336)
Redemptions (note 3)	(992,579)	(2,329,100)	(391,129)	(518,716)	(367,017)	(241,485)	(330,846)	(504,913)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,855)	(2,203)
Contingent deferred sales charges (note 2)	(9,388)	(5,452)	(4,137)	(3,738)	(1,846)	(713)	(962)	(3,445)
Adjustments to maintain reserves	(50)	(78)	(43)	(91)	(27)	(30)	(82)	(35)

Net equity transactions	(441,507)	(1,916,861)	42,040	718,471	(592,908)	(151,459)	(347,310)	(433,143)

Net change in contract owners’ equity	(2,292,084)	(1,486,875)	(1,497,838)	902,296	(927,889)	(39,146)	(1,148,911)	(524,423)
Contract owners’ equity beginning of period	7,897,722	9,384,597	4,736,061	3,833,765	2,496,673	2,535,819	2,562,249	3,086,672

Contract owners’ equity end of period	$5,605,638	7,897,722	3,238,223	4,736,061	1,568,784	2,496,673	1,413,338	2,562,249

CHANGES IN UNITS:
Beginning units	629,646	778,859	373,509	317,275	197,681	209,987	163,103	189,451
Units purchased	84,068	65,767	63,882	103,288	45,717	28,673	21,322	48,343
Units redeemed	(124,627)	(214,980)	(60,969)	(47,054)	(95,017)	(40,979)	(46,228)	(74,691)

Ending units	589,087	629,646	376,422	373,509	148,381	197,681	138,197	163,103

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NMCIXA		MMF		MMFR		NIXR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,239)	25	89,185	367,474	73,761	251,615	11,461	6,697
Realized gain (loss) on investments	(51,612)	104,446	-	-	-	-	36,836	284,346
Change in unrealized gain (loss) on investments	(479,465)	(125,945)	-	-	-	-	(1,359,237)	(204,541)
Reinvested capital gains	41,501	129,419	-	-	-	-	-	57,863

Net increase (decrease) in contract owners’ equity resulting from operations	(493,815)	107,945	89,185	367,474	73,761	251,615	(1,310,940)	144,365

Equity transactions:
Purchase payments received from contract owners (note 3)	78,883	164,758	1,057,544	1,592,583	623,205	1,538,431	248,007	271,472
Transfers between funds	(189,004)	(129,862)	4,589,984	2,850,513	3,298,168	653,718	(72,629)	177,870
Redemptions (note 3)	(189,909)	(240,975)	(5,629,948)	(4,539,361)	(2,278,207)	(1,310,963)	(708,504)	(983,947)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(16,426)	(15,262)	-	-	(1,711)	(2,046)
Contingent deferred sales charges (note 2)	(2,160)	(968)	(3,142)	(8,493)	(27,936)	(4,812)	(1,809)	(3,967)
Adjustments to maintain reserves	(57)	31	121	178	55	59	(48)	(100)

Net equity transactions	(302,247)	(207,016)	(1,867)	(119,842)	1,615,285	876,433	(536,694)	(540,718)

Net change in contract owners’ equity	(796,062)	(99,071)	87,318	247,632	1,689,046	1,128,048	(1,847,634)	(396,353)
Contract owners’ equity beginning of period	1,554,704	1,653,775	10,974,601	10,726,969	8,125,799	6,997,751	3,878,814	4,275,167

Contract owners’ equity end of period	$758,642	1,554,704	11,061,919	10,974,601	9,814,845	8,125,799	2,031,180	3,878,814

CHANGES IN UNITS:
Beginning units	101,347	114,194	441,241	446,136	716,972	640,190	371,525	429,809
Units purchased	16,145	21,419	357,982	389,152	503,543	417,775	54,541	78,706
Units redeemed	(38,268)	(34,266)	(357,546)	(394,047)	(362,278)	(340,993)	(109,682)	(136,990)

Ending units	79,224	101,347	441,677	441,241	858,237	716,972	316,384	371,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NSCIXA		NVOA		GVIDA		GVIDC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,582)	471	(1,601)	(3,083)	11,535	7,362	2,559	2,032
Realized gain (loss) on investments	(65,062)	85,807	(39,575)	(7,329)	(104,879)	33,293	(2,753)	24
Change in unrealized gain (loss) on investments	(282,473)	(160,068)	(41,932)	(49,786)	(674,715)	(37,346)	(9,145)	(817)
Reinvested capital gains	10,839	58,677	-	39,736	210,223	32,690	1,853	1,695

Net increase (decrease) in contract owners’ equity resulting from operations	(340,278)	(15,113)	(83,108)	(20,462)	(557,836)	35,999	(7,486)	2,934

Equity transactions:
Purchase payments received from contract owners (note 3)	83,315	207,568	2,322	6,588	306,448	275,197	19,166	38,695
Transfers between funds	(23,557)	(407,317)	15,283	(33,880)	444,462	135,481	53,981	23,449
Redemptions (note 3)	(91,574)	(229,962)	(20,892)	(24,526)	(518,071)	(148,912)	(52,645)	(1,719)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(3,515)	(2,363)	(387)	(245)
Contingent deferred sales charges (note 2)	(889)	(1,193)	(67)	(381)	(100)	(682)	(400)	(2)
Adjustments to maintain reserves	11	(69)	19	(73)	(31)	14	(4)	(13)

Net equity transactions	(32,694)	(430,973)	(3,335)	(52,272)	229,193	258,735	19,711	60,165

Net change in contract owners’ equity	(372,972)	(446,086)	(86,443)	(72,734)	(328,643)	294,734	12,225	63,099
Contract owners’ equity beginning of period	1,011,989	1,458,075	220,907	293,641	1,274,798	980,064	111,797	48,698

Contract owners’ equity end of period	$639,017	1,011,989	134,464	220,907	946,155	1,274,798	124,022	111,797

CHANGES IN UNITS:
Beginning units	70,511	97,827	14,042	17,052	88,936	71,501	9,730	4,408
Units purchased	19,275	22,747	3,587	1,347	71,551	34,384	8,766	5,550
Units redeemed	(21,352)	(50,063)	(4,168)	(4,357)	(54,593)	(16,949)	(6,859)	(228)

Ending units	68,434	70,511	13,461	14,042	105,894	88,936	11,637	9,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,558	19,744	22,871	19,799	5,145	3,593	2,995	1,818
Realized gain (loss) on investments	(56,665)	28,821	(8,777)	140,479	(5,133)	3,261	(4,435)	15,409
Change in unrealized gain (loss) on investments	(478,418)	(20,146)	(911,991)	(82,576)	(41,615)	(3,575)	(76,496)	(13,072)
Reinvested capital gains	126,464	21,504	194,940	35,843	10,130	4,775	21,679	5,105

Net increase (decrease) in contract owners’ equity resulting from operations	(388,061)	49,923	(702,957)	113,545	(31,473)	8,054	(56,257)	9,260

Equity transactions:
Purchase payments received from contract owners (note 3)	247,211	279,645	387,083	453,270	48,477	75,598	41,139	36,615
Transfers between funds	158,094	262,918	184,824	200,669	244,328	40,337	(7,625)	18,360
Redemptions (note 3)	(360,014)	(213,632)	(341,476)	(896,921)	(81,438)	(54,422)	(27,982)	(101,523)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,420)	(2,896)	(5,178)	(4,169)	(946)	(752)	(398)	(332)
Contingent deferred sales charges (note 2)	(2,804)	(155)	(1,097)	(10,156)	-	(60)	(52)	(471)
Adjustments to maintain reserves	(3)	(17)	3	(9)	(13)	(31)	(29)	24

Net equity transactions	39,064	325,863	224,159	(257,316)	210,408	60,670	5,053	(47,327)

Net change in contract owners’ equity	(348,997)	375,786	(478,798)	(143,771)	178,935	68,724	(51,204)	(38,067)
Contract owners’ equity beginning of period	1,502,660	1,126,874	2,126,683	2,270,454	222,229	153,505	205,864	243,931

Contract owners’ equity end of period	$1,153,663	1,502,660	1,647,885	2,126,683	401,164	222,229	154,660	205,864

CHANGES IN UNITS:
Beginning units	117,113	91,583	154,475	172,773	18,241	13,164	16,842	20,618
Units purchased	42,496	47,315	54,179	55,512	30,810	10,771	5,046	4,758
Units redeemed	(40,998)	(21,785)	(31,891)	(73,810)	(9,781)	(5,694)	(4,662)	(8,534)

Ending units	118,611	117,113	176,763	154,475	39,270	18,241	17,226	16,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG6		NBGST		NBGF		NBGT

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(143)	-	(176,511)	(180,917)	(18,446)	(19,606)	(1,563)	(1,010)
Realized gain (loss) on investments	(2,372)	-	390,483	1,225,353	(2,866)	208,202	17,516	9,112
Change in unrealized gain (loss) on investments	(11,882)	-	(5,916,797)	(431,803)	(1,063,177)	(291,467)	(112,896)	(26,296)
Reinvested capital gains	-	-	557,356	2,394,812	164,751	273,304	14,338	31,828

Net increase (decrease) in contract owners’ equity resulting from operations	(14,397)	-	(5,145,469)	3,007,445	(919,738)	170,433	(82,605)	13,634

Equity transactions:
Purchase payments received from contract owners (note 3)	4,011	-	620,398	977,147	62,983	112,560	2,855	5,900
Transfers between funds	45,034	-	(217,186)	(1,031,752)	(13,127)	(14,244)	(54,453)	60,157
Redemptions (note 3)	(1,277)	-	(1,992,020)	(2,846,700)	(178,752)	(669,365)	(31,015)	(10,185)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,617)	(9,568)	(2,728)	(3,299)	-	-
Contingent deferred sales charges (note 2)	(4)	-	(7,552)	(14,366)	(123)	(464)	(43)	(121)
Adjustments to maintain reserves	(8)	-	(234)	26	(3)	(31)	9	(35)

Net equity transactions	47,756	-	(1,605,211)	(2,925,213)	(131,750)	(574,843)	(82,647)	55,716

Net change in contract owners’ equity	33,359	-	(6,750,680)	82,232	(1,051,488)	(404,410)	(165,252)	69,350
Contract owners’ equity beginning of period	-	-	16,441,025	16,358,793	2,457,404	2,861,814	287,874	218,524

Contract owners’ equity end of period	$33,359	-	9,690,345	16,441,025	1,405,916	2,457,404	122,622	287,874

CHANGES IN UNITS:
Beginning units	-	-	569,440	681,574	99,765	123,393	22,233	17,972
Units purchased	6,350	-	82,174	80,391	7,346	7,706	315	5,527
Units redeemed	(862)	-	(144,980)	(192,525)	(13,512)	(31,334)	(6,962)	(1,266)

Ending units	5,488	-	506,634	569,440	93,599	99,765	15,586	22,233

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PF		NBPT		NLMB		NBSRT

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(44,645)	(62,157)	(2,861)	(5,000)	36,765	41,566	(8,775)	(10,771)
Realized gain (loss) on investments	294,916	640,546	(7,290)	56,972	(31,589)	(24,799)	17,669	72,090
Change in unrealized gain (loss) on investments	(3,169,862)	(238,764)	(222,206)	(11,700)	(173,920)	25,834	(626,701)	(16,349)
Reinvested capital gains	39,242	209,326	3,114	15,448	-	-	13,460	57,072

Net increase (decrease) in contract owners’ equity resulting from operations	(2,880,349)	548,951	(229,243)	55,720	(168,744)	42,601	(604,347)	102,042

Equity transactions:
Purchase payments received from contract owners (note 3)	289,591	381,404	8,893	5,264	40,713	85,857	65,791	179,015
Transfers between funds	(215,790)	(13,048)	15,760	(43,573)	3,217	47,599	(167,197)	182,783
Redemptions (note 3)	(672,056)	(1,638,870)	(39,121)	(200,475)	(184,076)	(96,864)	(272,039)	(235,333)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,950)	(7,531)	-	-	(1,077)	(1,096)	(274)	(251)
Contingent deferred sales charges (note 2)	(1,764)	(1,971)	(25)	(99)	(59)	(98)	(1,909)	(1,666)
Adjustments to maintain reserves	(18)	(65)	(24)	(21)	(81)	(242)	(55)	(21)

Net equity transactions	(605,987)	(1,280,081)	(14,517)	(238,904)	(141,363)	35,156	(375,683)	124,527

Net change in contract owners’ equity	(3,486,336)	(731,130)	(243,760)	(183,184)	(310,107)	77,757	(980,030)	226,569
Contract owners’ equity beginning of period	5,950,033	6,681,163	438,739	621,923	1,058,965	981,208	1,861,389	1,634,820

Contract owners’ equity end of period	$2,463,697	5,950,033	194,979	438,739	748,858	1,058,965	881,359	1,861,389

CHANGES IN UNITS:
Beginning units	142,633	174,025	27,172	42,201	69,314	66,778	129,136	120,462
Units purchased	14,051	17,595	2,443	1,740	6,314	34,939	22,900	42,358
Units redeemed	(32,058)	(48,987)	(4,123)	(16,769)	(16,483)	(32,403)	(50,675)	(33,684)

Ending units	124,626	142,633	25,492	27,172	59,145	69,314	101,361	129,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OCAF		OCHI		OGF		OSI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(20,272)	(25,187)	14,911	14,962	9,524	(33,514)	39,260	39,440
Realized gain (loss) on investments	18,777	81,384	(13,613)	(565)	271,082	1,250,743	(18,155)	2,438
Change in unrealized gain (loss) on investments	(1,001,103)	154,103	(195,493)	(17,475)	(4,569,427)	(1,244,434)	(182,852)	12,169
Reinvested capital gains	-	47,024	-	-	359,050	629,568	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,002,598)	257,324	(194,195)	(3,078)	(3,929,771)	602,363	(161,747)	54,047

Equity transactions:
Purchase payments received from contract owners (note 3)	167,272	205,531	18,231	31,349	413	(29)	127,828	138,996
Transfers between funds	(197,532)	(179,346)	12,208	31,281	(462,048)	(822,843)	21,467	136,485
Redemptions (note 3)	(207,043)	(150,758)	(26,598)	(48,786)	(1,132,214)	(2,297,138)	(112,508)	(94,307)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(7,826)	(10,344)	-	-
Contingent deferred sales charges (note 2)	(1,863)	(2,226)	(811)	(229)	(1,119)	(4,026)	(1,696)	(1,832)
Adjustments to maintain reserves	(40)	(57)	20	(27)	(72)	(75)	(145)	138

Net equity transactions	(239,206)	(126,856)	3,050	13,588	(1,602,866)	(3,134,455)	34,946	179,480

Net change in contract owners’ equity	(1,241,804)	130,468	(191,145)	10,510	(5,532,637)	(2,532,092)	(126,801)	233,527
Contract owners’ equity beginning of period	2,345,097	2,214,629	249,351	238,841	10,412,275	12,944,367	828,973	595,446

Contract owners’ equity end of period	$1,103,293	2,345,097	58,206	249,351	4,879,638	10,412,275	702,172	828,973

CHANGES IN UNITS:
Beginning units	245,700	260,714	19,055	17,997	304,168	393,370	51,188	39,653
Units purchased	26,039	38,568	5,801	5,005	-	-	17,203	20,402
Units redeemed	(55,634)	(53,582)	(3,872)	(3,947)	(64,685)	(89,202)	(15,780)	(8,867)

Ending units	216,105	245,700	20,984	19,055	239,483	304,168	52,611	51,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS4		PMTRA		PUIGA		PVF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,726	(9,325)	135,973	125,464	(63)	72	(683)	(669)
Realized gain (loss) on investments	33,368	502,043	(8,678)	(38,225)	2	31	(382)	3,642
Change in unrealized gain (loss) on investments	(3,580,893)	(508,626)	(186,287)	131,321	(2,558)	(645)	(25,521)	(944)
Reinvested capital gains	448,284	418,008	187,616	23,374	-	912	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,094,515)	402,100	128,624	241,934	(2,619)	370	(26,586)	2,029

Equity transactions:
Purchase payments received from contract owners (note 3)	735,968	1,065,285	201,224	308,600	-	-	12,416	16,329
Transfers between funds	(788,650)	344,150	430,303	225,500	-	-	(324)	11,673
Redemptions (note 3)	(1,004,873)	(1,714,333)	(363,371)	(813,278)	-	-	(8,712)	(22,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,301)	(5,232)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,016)	(7,875)	(2,097)	(6,247)	-	-	(270)	(448)
Adjustments to maintain reserves	(61)	(22)	(5,050)	148	(5)	(3)	9	(31)

Net equity transactions	(1,068,933)	(318,027)	261,009	(285,277)	(5)	(3)	3,119	5,228

Net change in contract owners’ equity	(4,163,448)	84,073	389,633	(43,343)	(2,624)	367	(23,467)	7,257
Contract owners’ equity beginning of period	8,361,948	8,277,875	3,667,101	3,710,444	5,749	5,382	69,503	62,246

Contract owners’ equity end of period	$4,198,500	8,361,948	4,056,734	3,667,101	3,125	5,749	46,036	69,503

CHANGES IN UNITS:
Beginning units	528,809	548,551	252,154	274,095	265	265	5,061	4,722
Units purchased	80,148	131,594	81,272	54,215	-	-	1,188	2,176
Units redeemed	(158,193)	(151,336)	(62,874)	(76,156)	-	-	(867)	(1,837)

Ending units	450,764	528,809	270,552	252,154	265	265	5,382	5,061

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TFF		DTC		VKGIA		VKGA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$46,414	14,218	(6,667)	(8,028)	20,583	23,922	(13,696)	(13,490)
Realized gain (loss) on investments	(91,433)	358,617	1,492	8,619	(37,313)	124,351	(81,073)	22,367
Change in unrealized gain (loss) on investments	(2,290,112)	(661,938)	(282,633)	53,815	(1,004,102)	(262,524)	(650,046)	22,190
Reinvested capital gains	537,210	988,182	-	-	-	154,336	7,698	162,249

Net increase (decrease) in contract owners’ equity resulting from operations	(1,797,921)	699,079	(287,808)	54,406	(1,020,832)	40,085	(737,117)	193,316

Equity transactions:
Purchase payments received from contract owners (note 3)	9	-	30,271	41,920	119,278	349,805	121,780	120,264
Transfers between funds	(220,878)	(456,425)	(10,441)	(648)	(249,734)	106,143	(174,474)	910,055
Redemptions (note 3)	(644,575)	(768,435)	(109,582)	(117,757)	(353,479)	(410,481)	(181,174)	(305,951)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,967)	(3,632)	(987)	(1,165)	-	-	-	-
Contingent deferred sales charges (note 2)	(715)	(1,783)	(221)	(117)	(2,745)	(1,136)	(1,816)	(2,300)
Adjustments to maintain reserves	(48)	(83)	(62)	(27)	55	(168)	(73)	36

Net equity transactions	(869,174)	(1,230,358)	(91,022)	(77,794)	(486,625)	44,163	(235,757)	722,104

Net change in contract owners’ equity	(2,667,095)	(531,279)	(378,830)	(23,388)	(1,507,457)	84,248	(972,874)	915,420
Contract owners’ equity beginning of period	4,468,461	4,999,740	882,684	906,072	3,432,605	3,348,357	1,683,123	767,703

Contract owners’ equity end of period	$1,801,366	4,468,461	503,854	882,684	1,925,148	3,432,605	710,249	1,683,123

CHANGES IN UNITS:
Beginning units	171,992	222,002	54,512	58,550	194,088	191,891	75,338	41,717
Units purchased	-	-	2,281	2,782	12,137	47,241	19,532	51,459
Units redeemed	(43,955)	(50,010)	(9,921)	(6,820)	(43,749)	(45,044)	(32,587)	(17,838)

Ending units	128,037	171,992	46,872	54,512	162,476	194,088	62,283	75,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VKRES		PBF		WRASCA		SCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,516	148	11,280	9,185	(2,694)	(3,556)	(40,601)	(29,273)
Realized gain (loss) on investments	(332,964)	331,014	(35,735)	24,145	(12,978)	8,979	(378,329)	249,109
Change in unrealized gain (loss) on investments	(294,604)	(1,165,651)	(204,180)	(54,297)	(92,403)	(21,762)	(891,520)	(530,091)
Reinvested capital gains	29,056	430,224	2,799	59,797	893	34,680	-	677,138

Net increase (decrease) in contract owners’ equity resulting from operations	(593,996)	(404,265)	(225,836)	38,830	(107,182)	18,341	(1,310,450)	366,883

Equity transactions:
Purchase payments received from contract owners (note 3)	93,270	184,826	45,117	61,911	11,601	43,665	166,661	207,292
Transfers between funds	(10,226)	(1,362,318)	(63,494)	(19,411)	1,304	91,435	(82,402)	(25,457)
Redemptions (note 3)	(126,516)	(222,909)	(118,431)	(109,384)	(23,419)	(153,348)	(717,655)	(741,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,153)	(1,271)	-	-	(2,466)	(3,022)
Contingent deferred sales charges (note 2)	(1,277)	(2,342)	(68)	(48)	(386)	(263)	(2,674)	(1,978)
Adjustments to maintain reserves	(87)	92	(11)	12	(5)	(21)	(43)	684

Net equity transactions	(44,836)	(1,402,651)	(138,040)	(68,191)	(10,905)	(18,532)	(638,579)	(563,615)

Net change in contract owners’ equity	(638,832)	(1,806,916)	(363,876)	(29,361)	(118,087)	(191)	(1,949,029)	(196,732)
Contract owners’ equity beginning of period	1,475,872	3,282,788	908,282	937,643	288,028	288,219	4,102,076	4,298,808

Contract owners’ equity end of period	$837,040	1,475,872	544,406	908,282	169,941	288,028	2,153,047	4,102,076

CHANGES IN UNITS:
Beginning units	66,818	121,543	40,077	43,231	16,996	18,050	215,499	246,991
Units purchased	22,772	22,854	2,838	5,326	1,707	11,591	28,803	40,715
Units redeemed	(27,020)	(77,579)	(10,096)	(8,480)	(2,405)	(12,645)	(68,914)	(72,207)

Ending units	62,570	66,818	32,819	40,077	16,298	16,996	175,388	215,499

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SGR		STR		SGI		WFMCGZ

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(6,693)	(6,485)	(20,601)	(25,673)	(460)	(1,345)	(3,206)	(4,372)
Realized gain (loss) on investments	12,585	34,631	56,249	87,773	(3,958)	14,861	(36,271)	1,547
Change in unrealized gain (loss) on investments	(276,002)	79,411	(779,686)	235,259	(64,744)	(8,381)	(104,196)	(25,872)
Reinvested capital gains	-	-	-	-	-	-	-	75,341

Net increase (decrease) in contract owners’ equity resulting from operations	(270,110)	107,557	(744,038)	297,359	(69,162)	5,135	(143,673)	46,644

Equity transactions:
Purchase payments received from contract owners (note 3)	121,625	124,816	118,504	166,310	1,179	1,395	20,012	29,528
Transfers between funds	6,368	135,008	(81,564)	(48,094)	17,137	38,337	(38,201)	105,630
Redemptions (note 3)	(74,358)	(111,515)	(151,332)	(402,328)	(12,754)	(51,019)	(68,299)	(79,250)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,377)	(2,806)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,014)	(1,570)	(61)	(651)	(81)	(940)	(394)	(904)
Adjustments to maintain reserves	3	(24)	20	(37)	(12)	(3)	(13)	(10)

Net equity transactions	52,624	146,715	(116,810)	(287,606)	5,469	(12,230)	(86,895)	54,994

Net change in contract owners’ equity	(217,486)	254,272	(860,848)	9,753	(63,693)	(7,095)	(230,568)	101,638
Contract owners’ equity beginning of period	654,897	400,625	1,920,567	1,910,814	162,231	169,326	402,742	301,104

Contract owners’ equity end of period	$437,411	654,897	1,059,719	1,920,567	98,538	162,231	172,174	402,742

CHANGES IN UNITS:
Beginning units	41,166	31,689	67,345	78,113	20,646	21,787	27,492	24,109
Units purchased	17,737	27,476	5,255	7,400	4,611	9,949	5,582	14,135
Units redeemed	(12,216)	(17,999)	(11,056)	(18,168)	(4,330)	(11,090)	(11,421)	(10,752)

Ending units	46,687	41,166	61,544	67,345	20,927	20,646	21,653	27,492

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Aberdeen Small Cap Fund - Class A (PRSCA) (formerly Nationwide Small Cap Fund - Class A)

AIM Basic Balanced Fund - Investor Class (ABBLI)

AIM Dynamics Fund - Investor Class (IDF)

AIM Small Cap Growth Fund - Investor Class (ASCGI)

AIM Small Company Growth Fund - Investor Class (ISCG)*

AIM Total Return Fund - Investor Class (ITR)*

American Century Growth Fund - Investor Class (TCG)

American Century Income & Growth Fund - Class A (ACIGA)

American Century Income & Growth Fund - Investor Class (IGF)

American Century International Growth Fund - Advisor Class (TCIGA)

American Century International Growth Fund - Investor Class (TCIGR)

American Century Short-Term Government Fund - Investor Class (BSTG)

American Century Ultra(R) Fund - Investor Class (TCUL)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - International Fund - Class IV (ACVI4)

Credit Suisse Global Fixed Income Fund - Common Class (WPGF)

Credit Suisse Mid Cap Core Fund - Common Class (WPEG)

Delaware Delchester Fund - Institutional Class (DBF)

Dreyfus A Bonds Plus, Inc. (DBP)*

Dreyfus Appreciation Fund, Inc. (DAF)

Dreyfus Balanced Fund, Inc. (DBAL)*

Dreyfus Emerging Leaders Fund (DEL)

Dreyfus Intermediate Term Income Fund - Class A (DPITIA)

Dreyfus Premier Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Evergreen Equity Income Fund - Class I (EIG)

Federated Equity Income Fund, Inc. - Class F (FEQIF)

Federated High Yield Trust (FHYT)

Federated Intermediate Corporate Bond Fund - Institutional Service (FIIF)

Federated Investment Series Funds, Inc. - Bond Fund - Class F (FBDF)

Fidelity(R) Advisor Balanced Fund - Class A (FABA)

Fidelity(R) Advisor Balanced Fund - Class T (FAB)

Fidelity(R) Advisor Equity-Growth Fund - Class A (FAEGA)

Fidelity(R) Advisor Equity-Income Fund - Class A (FAEIA)

Fidelity(R) Advisor Equity-Income Fund - Class T (FAEI)

Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGOA)

Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGO)

Fidelity(R) Advisor High Income Advantage Fund - Class T (FAHY)

Fidelity(R) Advisor Overseas Fund - Class A (FAOA)

Fidelity(R) Asset Manager(TM) (FAM)

Fidelity(R) Capital & Income Fund (FCI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Fidelity(R) Equity-Income Fund (FEI)

Fidelity(R) Magellan(R) Fund (FMG)

Fidelity(R) Puritan(R) Fund (FPR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)

Franklin Small-Mid Cap Growth Fund I - Class A (FSCG)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Value Investors Trust - Balance Sheet Investment Fund - Class A (FRBSI)

Portfolios of the Janus Adviser Series;

Janus Adviser Series - Balanced Fund - Class S (JABR)

Janus Adviser Series - International Growth Fund - Class S (JAIGR)

Janus Adviser Series - Worldwide Fund - Class S (JAWGR)

Portfolios of the Janus Equity Funds;

Janus Equity Funds - Janus Fund (JF)

Janus Equity Funds - Janus Twenty Fund (JTF)

Janus Equity Funds - Janus Worldwide Fund (JWF)

Lazard U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC) (formerly Small Cap Portfolio - Open Shares)

MFS(R) Global Governments Fund - Class A (MWG)*

MFS(R) Strategic Income Fund - Class A (MSI)

Nationwide Bond Fund - Class D (NBF)

Nationwide Bond Index Fund - Class A (NBIXA)

Nationwide Fund - Class D (NF)

Nationwide Government Bond Fund - Class D (NGBF)

Nationwide Growth Fund - Class A (NGFA)

Nationwide Growth Fund - Class D (NGF)

Nationwide International Index Fund - Class A (NIIXA)

Nationwide Investor Destinations Aggressive Fund - Service Class (IDAS)

Nationwide Investor Destinations Conservative Fund - Service Class (IDCS)

Nationwide Investor Destinations Moderate Fund - Service Class (IDMS)

Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Nationwide Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Nationwide Large Cap Growth Fund - Class A (PRLGA)*

Nationwide Large Cap Value Fund - Class A (PRLVA)

Nationwide Mid Cap Market Index Fund - Class A (NMCIXA)

Nationwide Money Market Fund - Prime (MMF)

Nationwide Money Market Fund - Service Class (MMFR)

Nationwide S&P 500 Index Fund - Service Class (NIXR)

Nationwide Small Cap Index Fund - Class A (NSCIXA)

Nationwide Value Opportunities Fund - Class A (NVOA)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)

Neuberger Berman Genesis Fund - Trust Class (NBGST)

Neuberger Berman Guardian Fund - Investor Class (NBGF)

Neuberger Berman Guardian Fund - Trust Class (NBGT)

Neuberger Berman Partners Fund - Investor Class (PF)

Neuberger Berman Partners Fund - Trust Class (NBPT)

Neuberger Berman Short Duration Bond Fund - Investor Class (NLMB) (formerly Lehman Brothers Short Duration Bond Fund - Investor Class)

Neuberger Berman Socially Responsive Fund - Trust Class (NBSRT)

NMF Prestige Balanced Fund - Class A (PRBA)*

NMF Prestige International Fund - Class A (PRIA)*

Oppenheimer Capital Appreciation Fund A (OCAF)

Oppenheimer Champion Income Fund A (OCHI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer Global Fund A (OGF)

Oppenheimer Strategic Income Fund A (OSI)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)

PIMCO Total Return Fund - Class A (PMTRA)

Putnam International Equity Fund - Class A (PUIGA)

Putnam Voyager Fund - Class A (PVF)

Strong Advisor Mid Cap Growth Fund - Class Z (SMC)*

Templeton Foreign Fund - Class A (TFF)

The Dreyfus Premier Third Century Fund, Inc. - Class Z (DTC)

Van Kampen Growth and Income Fund - Class A (VKGIA)

Van Kampen Mid Cap Growth Fund - Class A (VKGA)

Van Kampen Real Estate Securities Fund - Class A (VKRES)

Virtus Balanced Fund - Class A (PBF) (formerly Phoenix Balanced Fund - Class A)

Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)

Wells Fargo Advantage Funds(R) - Common Stock Fund - Class Z (SCS)

Wells Fargo Advantage Funds(R) - Growth Fund - Investor Class (SGR)

Wells Fargo Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)

Wells Fargo Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI) (formerly Growth and Income Fund - Investor Class)

Wells Fargo Advantage Funds(R) - Mid Cap Growth Fund - Class Z (WFMCGZ)

*	At December 31, 2008, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%
*	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	PRSCA	ABBLI	IDF	ASCGI	TCG	ACIGA	IGF

0.95%	$342,798	2,130	154	4,386	1,366	864	5,269	-
1.00%	15,560	86	-	214	20	-	80	-
1.05%	4,191	1	-	138	18	120	522	-
1.10%	112,089	871	70	3,120	128	2,251	1,743	-
1.15%	45,534	657	34	144	143	516	759	-
1.20%	275,268	1,958	281	3,537	1,576	3,752	6,190	-
1.25%	39,281	470	86	1,097	422	189	1,199	-
1.30%	2,334,046	24,440	-	42,634	14	73,894	285	53,772
1.35%	53,631	84	24	932	78	855	648	-
1.40%	59,192	276	641	663	13	243	2,628	-
1.45%	128,972	802	246	1,733	254	2,569	2,137	-
1.50%	21,447	20	46	218	268	188	335	-
1.55%	1,434	-	6	78	26	-	109	-
1.60%	4,099	-	-	7	9	-	2	-
1.65%	7,622	2	-	15	31	-	745	-
1.70%	3,499	-	-	-	-	-	-	-
1.75%	380	-	-	-	-	-	13	-
1.80%	302	-	-	-	-	-	-	-
1.85%	64	-	-	-	-	-	-	-
1.90%	902	-	-	-	-	-	87	-
2.05%	18	-	3	-	-	-	-	-
2.10%	5	-	-	-	-	-	-	-

Totals	$3,450,334	31,797	1,591	58,916	4,366	85,441	22,751	53,772

	TCIGA	TCIGR	BSTG	TCUL	ACVI4	WPGF	WPEG	DBF

0.95%	$621	-	4,842	4,346	3,331	-	-	-
1.00%	-	-	1,752	40	183	-	-	-
1.05%	-	-	-	59	36	-	-	-
1.10%	63	-	655	1,865	2,425	-	-	-
1.15%	237	-	-	199	505	-	-	-
1.20%	874	-	2,660	7,107	3,221	-	-	-
1.25%	94	-	175	349	426	-	-	-
1.30%	-	14,777	18,876	87,905	20,733	11,457	26,169	5,541
1.35%	36	-	133	1,122	917	-	-	-
1.40%	67	-	100	719	1,406	-	-	-
1.45%	153	-	2,442	1,767	939	-	-	-
1.50%	91	-	129	298	153	-	-	-
1.55%	-	-	-	21	-	-	-	-
1.60%	-	-	-	7	159	-	-	-
1.65%	-	-	94	64	20	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	13	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	7	-	-	-	-
1.90%	-	-	15	-	20	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$2,236	14,777	31,886	105,875	34,474	11,457	26,169	5,541

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	DBP	DAF	DEL	DPITIA	DPBOZ	DSPI	EIG	FEQIF

0.95%	$-	4,420	-	-	1,226	-	-	431
1.00%	-	97	-	-	776	-	-	-
1.05%	-	-	-	-	112	-	-	-
1.10%	-	1,172	-	-	300	-	-	-
1.15%	-	277	-	-	86	-	-	-
1.20%	-	7,482	71	-	1,990	-	-	647
1.25%	-	838	44	-	290	-	-	88
1.30%	-	23,291	-	13,577	10,379	157,395	9,964	-
1.35%	-	1,811	-	-	180	-	-	4
1.40%	9,128	472	-	-	70	-	-	-
1.45%	-	1,402	-	-	1,857	-	-	95
1.50%	-	1,191	-	-	72	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	29	-	-	4	-	-	-
1.65%	-	110	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	13	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$9,128	42,605	115	13,577	17,342	157,395	9,964	1,265

	FHYT	FIIF	FBDF	FABA	FAB	FAEGA	FAEIA	FAEI

0.95%	$1,574	2,104	2,387	1,159	-	3,366	10,540	-
1.00%	69	-	-	-	-	286	75	-
1.05%	7	-	49	81	-	-	352	-
1.10%	1,490	1,656	325	1,252	-	833	2,348	-
1.15%	395	143	-	-	-	377	2,185	-
1.20%	1,784	2,723	1,326	233	-	2,994	7,943	-
1.25%	211	195	359	1,088	-	389	1,541	-
1.30%	11,784	-	20,030	-	15,061	28	275	36,641
1.35%	186	1,160	31	466	-	304	3,345	-
1.40%	1,182	-	10	45	-	812	2,785	-
1.45%	1,396	618	785	363	-	1,843	5,216	-
1.50%	125	38	-	168	-	492	906	-
1.55%	-	-	-	-	-	2	51	-
1.60%	85	-	-	-	-	12	109	-
1.65%	9	395	-	-	-	260	746	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	12	-	-	-	-	30	-
1.80%	-	-	-	-	-	-	24	-
1.85%	-	-	-	-	-	-	13	-
1.90%	46	1	10	-	-	-	87	-
2.05%	-	-	11	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$20,343	9,045	25,323	4,855	15,061	11,998	38,571	36,641

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	FAGOA	FAGO	FAHY	FAOA	FAM	FCI	FEI	FMG

0.95%	$735	-	2,461	30	-	-	-	-
1.00%	-	-	60	-	-	-	-	-
1.05%	-	-	25	-	-	-	-	-
1.10%	320	-	154	-	-	-	-	-
1.15%	360	-	176	-	-	-	-	-
1.20%	2,751	-	376	74	-	-	-	-
1.25%	243	-	125	-	-	-	-	-
1.30%	58	33,424	9,227	-	24,913	4,481	94,432	140,664
1.35%	192	-	25	18	-	-	-	-
1.40%	353	-	262	-	-	-	-	-
1.45%	788	-	128	49	-	-	-	-
1.50%	239	-	28	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	13	-	6	13	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$6,052	33,424	13,053	184	24,913	4,481	94,432	140,664

	FPR	FHIP	FO2R	TMSF	FSCG	TIF3	FRBSI	JABR

0.95%	$-	-	4,642	14,501	5,780	2,939	11,566	5,988
1.00%	-	-	155	467	133	237	437	30
1.05%	-	-	-	90	448	57	2	-
1.10%	-	-	3,947	2,627	643	1,116	3,516	26
1.15%	-	-	112	2,668	564	1,333	1,565	239
1.20%	-	-	2,925	8,652	3,844	3,738	9,815	4,222
1.25%	-	-	320	2,077	841	168	1,639	986
1.30%	86,532	279	20,701	49,271	140	28,875	412	113
1.35%	-	-	336	2,574	627	679	2,799	855
1.40%	-	-	42	4,271	757	3,575	3,045	436
1.45%	-	-	1,300	4,094	2,390	1,563	6,685	975
1.50%	-	-	61	939	428	454	344	417
1.55%	-	-	-	62	17	-	48	-
1.60%	-	-	43	220	50	54	3	-
1.65%	-	-	31	757	237	39	596	233
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	26	25	-	-	-
1.85%	-	-	-	-	-	-	6	-
1.90%	-	-	-	78	2	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$86,532	279	34,615	93,374	16,926	44,827	42,478	14,520

	JAIGR	JAWGR	JF	JTF	JWF	LSC	MSI	NBF

0.95%	$-	786	3,072	7,362	17	682	-	678
1.00%	-	35	37	32	8	-	-	71
1.05%	-	-	302	159	-	-	-	161
1.10%	-	231	714	1,673	36	19	-	-
1.15%	-	-	111	207	-	-	-	-
1.20%	474	1,755	2,065	6,119	130	314	-	292
1.25%	165	282	836	1,507	468	72	-	121
1.30%	94	-	62,365	256,760	46,323	22,497	10,146	15,807
1.35%	6	244	460	555	-	10	-	-
1.40%	-	68	110	893	-	1	-	-
1.45%	75	878	800	1,540	53	183	-	951
1.50%	-	9	258	147	-	45	-	-
1.55%	-	1	15	50	-	-	-	-
1.60%	-	-	-	38	-	162	-	-
1.65%	-	54	27	82	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	7	6	14	57	-	59	-	15
2.05%	-	-	-	-	-	-	-	3
2.10%	-	-	-	-	-	-	-	-

Totals	$821	4,349	71,186	277,181	47,035	24,044	10,146	18,099

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	NBIXA	NF	NGBF	NGFA	NGF	NIIXA	IDAS	IDCS

0.95%	$356	435	9,775	434	361	-	3,414	13,095
1.00%	-	32	-	-	-	-	1,517	407
1.05%	-	-	48	-	-	-	-	-
1.10%	184	564	1,485	113	-	27	641	306
1.15%	25	84	774	-	-	-	891	1,089
1.20%	1,728	947	3,579	879	192	153	7,007	2,887
1.25%	136	181	53	70	-	1	270	323
1.30%	56	42,312	25,088	3,240	6,151	-	30	1
1.35%	219	70	1,696	258	2	1	2,097	1,017
1.40%	21	55	2,626	11	-	-	568	-
1.45%	1,255	753	2,031	234	60	50	3,162	2,605
1.50%	51	10	42	-	-	-	327	16
1.55%	-	-	-	-	-	-	-	47
1.60%	28	-	-	-	-	-	67	989
1.65%	35	13	-	-	-	-	65	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	40	-	-	1	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$4,094	45,456	47,237	5,239	6,766	233	20,056	22,782

	IDMS	IDMAS	IDMCS	PRLVA	NMCIXA	MMF	MMFR	NIXR

0.95%	$22,473	7,402	6,709	3,315	4,320	-	37,989	3,530
1.00%	513	440	285	88	123	-	2,097	368
1.05%	-	-	-	3	-	-	85	-
1.10%	8,825	6,740	4,374	1,421	1,637	-	16,427	2,900
1.15%	7,303	3,352	742	170	1,054	-	3,420	133
1.20%	15,509	15,454	3,798	2,298	2,168	-	19,819	7,545
1.25%	2,523	754	1,239	125	179	-	1,697	1,366
1.30%	200	245	122	14,750	76	152,063	339	13,316
1.35%	2,148	2,886	1,421	626	901	-	2,348	1,024
1.40%	3,121	1,679	1,600	36	226	-	1,061	34
1.45%	11,498	7,303	2,787	1,477	1,824	-	7,242	3,818
1.50%	2,661	2,491	287	97	489	-	1,071	1,881
1.55%	622	51	-	-	-	-	2	46
1.60%	26	524	10	10	206	-	33	39
1.65%	662	125	-	97	73	-	58	26
1.70%	3,499	-	-	-	-	-	-	-
1.75%	216	-	-	-	18	-	29	15
1.80%	-	-	-	-	-	-	-	98
1.85%	-	-	-	-	-	-	-	19
1.90%	28	27	-	-	3	-	84	-
2.05%	-	-	-	-	-	-	-	1
2.10%	-	-	-	-	5	-	-	-

Totals	$81,827	49,473	23,374	24,513	13,302	152,063	93,801	36,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	NSCIXA	NVOA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF

0.95%	$2,763	957	-	-	-	-	-	300
1.00%	109	25	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	604	168	-	-	-	-	-	-
1.15%	417	-	-	-	-	-	-	204
1.20%	2,385	323	-	-	-	-	-	528
1.25%	212	28	-	-	-	-	-	33
1.30%	62	-	17,409	1,542	18,050	24,667	3,354	998
1.35%	1,039	63	-	-	-	-	-	-
1.40%	199	1	-	-	-	-	-	-
1.45%	1,188	232	-	-	-	-	-	284
1.50%	317	34	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	39	174	-	-	-	-	-	-
1.65%	40	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$9,374	2,005	17,409	1,542	18,050	24,667	3,354	2,347

	NVMIG6	NBGST	NBGF	NBGT	PF	NBPT	NLMB	NBSRT

0.95%	$-	18,934	-	348	-	1,377	-	7,416
1.00%	39	623	-	50	-	328	-	233
1.05%	-	114	-	-	-	161	-	-
1.10%	35	9,253	-	168	-	95	-	810
1.15%	-	2,396	-	-	-	319	-	155
1.20%	2	19,144	-	904	-	1,087	-	1,372
1.25%	43	2,855	-	79	-	194	-	58
1.30%	24	111,099	26,391	-	57,928	-	12,352	2,395
1.35%	-	4,274	-	164	-	75	-	443
1.40%	-	3,017	-	7	-	-	-	945
1.45%	-	4,093	-	495	-	149	-	942
1.50%	-	558	-	-	-	20	-	4
1.55%	-	60	-	-	-	-	-	-
1.60%	-	85	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	6	-	-	-	7	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$143	176,511	26,391	2,215	57,928	3,812	12,352	14,773

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	OCAF	OCHI	OGF	OSI	OVGS4	PMTRA	PUIGA	PVF

0.95%	$6,944	491	5,807	2,163	11,275	15,165	-	87
1.00%	173	-	255	-	584	152	-	-
1.05%	62	-	385	85	292	-	-	-
1.10%	1,022	5	2,038	756	3,472	3,473	-	17
1.15%	406	-	1,088	1,157	1,627	1,888	-	179
1.20%	6,490	810	5,436	2,431	9,258	11,662	-	299
1.25%	496	166	1,302	339	1,803	770	-	-
1.30%	93	121	78,317	-	40,604	557	-	-
1.35%	877	171	660	484	1,404	1,635	-	25
1.40%	626	10	1,167	580	969	1,811	-	-
1.45%	2,075	447	1,011	2,241	4,007	4,655	63	66
1.50%	604	-	475	16	442	662	-	10
1.55%	-	-	54	-	-	64	-	-
1.60%	51	-	10	89	37	376	-	-
1.65%	330	-	21	-	115	1,166	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	20	-	-	-	-	-
1.80%	23	-	-	-	-	106	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	53	-	37	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$20,272	2,221	98,099	10,341	75,926	44,142	63	683

	TFF	DTC	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS

0.95%	$6,289	119	12,943	6,476	4,928	-	425	6,064
1.00%	40	-	602	391	424	-	-	282
1.05%	53	-	77	38	1	-	-	48
1.10%	1,063	4	2,187	1,091	1,568	-	453	435
1.15%	-	149	979	346	888	-	-	-
1.20%	1,382	765	5,256	3,446	3,347	-	891	2,966
1.25%	108	216	522	294	500	-	118	380
1.30%	27,627	7,599	283	61	107	9,659	-	27,721
1.35%	325	14	2,056	224	584	-	29	383
1.40%	527	-	1,774	104	566	-	315	100
1.45%	748	234	2,861	1,107	2,030	-	422	1,905
1.50%	21	4	168	116	75	-	26	283
1.55%	-	-	-	2	-	-	-	-
1.60%	-	-	130	-	49	-	15	1
1.65%	49	-	149	-	51	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	14	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	6	-	-	-	-	-	-
1.90%	-	-	16	-	18	-	-	33
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-

Totals	$38,232	9,110	30,017	13,696	15,136	9,659	2,694	40,601

	SGR	STR	SGI	WFMCGZ

0.95%	$981	-	225	958
1.00%	-	-	-	-
1.05%	-	-	-	-
1.10%	106	-	-	33
1.15%	277	-	-	30
1.20%	3,297	-	1,159	770
1.25%	200	-	14	234
1.30%	-	20,601	-	-
1.35%	91	-	19	182
1.40%	312	-	11	40
1.45%	1,359	-	297	893
1.50%	12	-	4	66
1.55%	-	-	-	-
1.60%	58	-	60	-
1.65%	-	-	-	-
1.70%	-	-	-	-
1.75%	-	-	-	-
1.80%	-	-	-	-
1.85%	-	-	13	-
1.90%	-	-	-	-
2.05%	-	-	-	-
2.10%	-	-	-	-

Totals	$6,693	20,601	1,802	3,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $823,531 and $918,080, respectively, and total transfers from the Account to the fixed account were $2,512,727 and $1,018,823, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $16,276 and $74,878 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$183,044,119	$14,628,556	0	$197,672,675
Accounts Payable of $15,228 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Aberdeen Small Cap Fund - Class A (PRSCA)
2008	0.95%	to	1.50%	115,944	$11.44	to	10.90	$1,507,368	0.29%	-45.40%	to	-45.71%
2007	0.95%	to	1.65%	158,170	20.95	to	19.84	3,800,681	0.62%	-6.94%	to	-7.60%
2006	0.95%	to	1.65%	216,630	22.51	to	21.47	5,654,710	0.19%	27.94%	to	27.03%
2005	0.95%	to	1.65%	229,634	17.59	to	16.90	4,645,571	0.00%	21.35%	to	20.50%
2004	0.95%	to	1.65%	231,298	14.50	to	14.02	3,913,587	0.00%	24.57%	to	23.69%
AIM Basic Balanced Fund - Investor Class (ABBLI)
2008	0.95%	to	2.05%	9,970	6.94	to	6.68	68,314	3.27%	-39.30%	to	-39.98%
2007	0.95%	to	2.05%	14,079	11.44	to	11.13	159,689	2.45%	1.48%	to	0.34%
2006	0.95%	to	2.05%	20,074	11.27	to	11.09	225,370	2.21%	9.62%	to	8.40%
2005	0.95%	to	2.05%	29,943	10.28	to	10.23	307,515	1.83%	2.82%	to	2.30	%(a) (b)
AIM Dynamics Fund - Investor Class (IDF)
2008	0.95%	to	1.65%	466,348	4.25	to	3.99	2,857,187	0.00%	-47.57%	to	-47.94%
2007	0.95%	to	1.65%	581,092	8.10	to	7.67	6,784,597	0.00%	11.27%	to	10.48%
2006	0.95%	to	1.65%	618,013	7.28	to	6.94	6,513,896	0.00%	15.43%	to	14.61%
2005	0.95%	to	1.70%	672,720	6.30	to	6.04	6,094,108	0.00%	9.32%	to	8.49%
2004	0.95%	to	1.70%	721,091	5.77	to	5.57	6,175,372	0.00%	10.88%	to	10.04%
AIM Small Cap Growth Fund - Investor Class (ASCGI)
2008	0.95%	to	1.65%	39,233	6.84	to	6.71	267,042	0.00%	-39.33%	to	-39.76%
2007	0.95%	to	1.65%	44,612	11.28	to	11.14	501,565	0.00%	10.32%	to	9.54%
2006	0.95%	to	1.60%	46,426	10.22	to	10.18	474,066	0.00%	2.24%	to	1.75	%(a) (b)
AIM Small Company Growth Fund - Investor Class (ISCG)
2005	0.95%	to	1.60%	116,299	7.28	to	7.01	836,317	0.00%	4.49%	to	3.81%
2004	0.95%	to	1.60%	76,283	6.96	to	6.75	526,465	0.00%	11.97%	to	11.23%
AIM Total Return Fund - Investor Class (ITR)
2004	0.95%	to	2.05%	34,578	9.92	to	9.42	338,932	1.28%	2.76%	to	1.62%
American Century Growth Fund - Investor Class (TCG)
2008	0.95%	to	1.50%	201,215	5.10	to	4.86	4,427,698	0.35%	-38.44%	to	-38.78%
2007	0.95%	to	1.50%	179,759	8.28	to	7.94	7,896,699	0.13%	17.85%	to	17.19%
2006	0.95%	to	1.50%	221,404	7.03	to	6.77	8,016,547	0.07%	6.92%	to	6.33%
2005	0.95%	to	1.50%	218,579	6.57	to	6.37	8,245,172	0.40%	3.85%	to	3.27%
2004	0.95%	to	1.70%	216,274	6.33	to	6.11	8,691,140	0.04%	8.86%	to	8.04%
American Century Income & Growth Fund - Class A (ACIGA)
2008	0.95%	to	1.90%	193,769	7.02	to	6.46	1,333,084	1.41%	-35.43%	to	-36.05%
2007	0.95%	to	1.90%	236,674	10.88	to	10.10	2,530,492	1.28%	-1.49%	to	-2.44%
2006	0.95%	to	1.90%	246,562	11.04	to	10.36	2,684,228	1.54%	15.76%	to	14.65%
2005	0.95%	to	1.90%	283,932	9.54	to	9.03	2,679,433	1.70%	3.54%	to	2.55%
2004	0.95%	to	1.90%	261,253	9.21	to	8.81	2,385,190	1.77%	11.64%	to	10.57%
American Century Income & Growth Fund - Investor Class (IGF)
2008	1.30%			191,548	14.13			2,706,645	1.61%	-35.53%
2007	1.30%			253,051	21.92			5,546,451	1.47%	-1.60%
2006	1.30%			302,858	22.27			6,745,819	1.80%	15.66%
2005	1.30%			357,908	19.26			6,892,875	1.88%	3.43%
2004	1.30%			404,012	18.62			7,522,589	1.95%	11.51%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century International Growth Fund - Advisor Class (TCIGA)
2008	0.95%	to	1.50%	17,553	$6.14	to	5.85	$105,827	0.92%	-45.88%	to	-46.19%
2007	0.95%	to	1.50%	28,857	11.35	to	10.88	323,828	0.33%	15.78%	to	15.14%
2006	0.95%	to	1.50%	34,049	9.81	to	9.45	330,497	0.48%	23.53%	to	22.85%
2005	0.95%	to	1.50%	42,287	7.94	to	7.69	332,738	1.49%	11.99%	to	11.37%
2004	0.95%	to	1.50%	46,456	7.09	to	6.91	326,791	0.37%	13.95%	to	13.31%
American Century International Growth Fund - Investor Class (TCIGR)
2008	1.30%			38,918	17.57			683,752	1.23%	-45.93%
2007	1.30%			47,089	32.49			1,529,948	0.55%	15.73%
2006	1.30%			58,486	28.07			1,641,978	0.72%	23.38%
2005	1.30%			73,235	22.75			1,666,429	1.64%	11.87%
2004	1.30%			91,337	20.34			1,857,828	0.96%	13.81%
American Century Short-Term Government Fund - Investor Class (BSTG)
2008	0.95%	to	1.90%	132,980	13.24	to	12.18	2,492,848	3.48%	3.74%	to	2.74%
2007	0.95%	to	1.90%	140,799	12.77	to	11.86	2,560,887	4.57%	5.35%	to	4.34%
2006	0.95%	to	1.90%	158,143	12.12	to	11.36	2,733,820	4.22%	3.02%	to	2.03%
2005	0.95%	to	1.90%	169,897	11.76	to	11.14	2,899,210	3.08%	0.70%	to	-0.26%
2004	0.95%	to	1.90%	173,163	11.68	to	11.17	3,079,892	1.87%	-0.30%	to	-1.25%
American Century Ultra(R) Fund - Investor Class (TCUL)
2008	0.95%	to	1.65%	532,419	4.76	to	4.47	5,467,158	0.35%	-42.29%	to	-42.70%
2007	0.95%	to	1.85%	630,015	8.24	to	7.68	11,452,579	0.00%	20.66%	to	19.56%
2006	0.95%	to	2.25%	791,122	6.83	to	8.66	12,041,818	0.00%	-4.20%	to	-5.45%
2005	0.95%	to	2.25%	1,011,426	7.13	to	9.16	16,072,947	0.12%	1.15%	to	-0.17%
2004	0.95%	to	2.25%	1,146,821	7.05	to	9.17	18,177,859	0.00%	9.64%	to	8.20%
American Century VP - International Fund - Class IV (ACVI4)
2008	0.95%	to	1.65%	166,730	9.95	to	9.62	1,636,083	0.64%	-45.47%	to	-45.86%
2007	0.95%	to	1.90%	211,966	18.24	to	17.61	3,823,715	0.50%	16.77%	to	15.65%
2006	0.95%	to	1.90%	142,961	15.62	to	15.23	2,215,512	1.04%	23.68%	to	22.50%
2005	0.95%	to	1.90%	50,510	12.63	to	12.43	634,500	0.68%	11.90%	to	10.83%
2004	1.05%	to	1.90%	55,739	11.28	to	11.22	627,944	0.00%	12.81%	to	12.17	%(a) (b)
Credit Suisse Global Fixed Income Fund - Common Class (WPGF)
2008	1.30%			55,748	15.57			868,048	7.28%	-0.55%
2007	1.30%			46,017	15.66			720,482	5.46%	6.65%
2006	1.30%			49,753	14.68			730,372	2.47%	4.24%
2005	1.30%			71,866	14.08			1,012,033	2.19%	-6.96%
2004	1.30%			65,791	15.14			995,819	7.01%	8.25%
Credit Suisse Mid Cap Core Fund - Common Class (WPEG)
2008	1.30%			118,749	10.51			1,248,174	0.72%	-38.99%
2007	1.30%			158,338	17.23			2,727,762	0.00%	10.13%
2006	1.30%			200,167	15.64			3,131,298	0.00%	0.39%
2005	1.30%			243,568	15.58			3,795,283	0.00%	5.52%
2004	1.30%			268,276	14.77			3,961,483	0.00%	12.10%
Delaware Delchester Fund - Institutional Class (DBF)
2008	1.30%			30,808	12.48			384,544	8.47%	-27.19%
2007	1.30%			23,032	17.14			394,832	8.86%	0.68%
2006	1.30%			26,667	17.03			454,075	7.35%	12.64%
2005	1.30%			27,252	15.12			411,980	7.90%	2.39%
2004	1.30%			40,881	14.76			603,572	6.40%	13.75%
Dreyfus A Bonds Plus, Inc. (DBP)
2007	1.30%			124,170	16.05			1,993,145	4.86%	2.09%
2006	1.30%			145,007	15.72			2,279,940	4.52%	2.68%
2005	1.30%			178,348	15.31			2,731,017	4.56%	0.98%
2004	1.30%			213,109	15.16			3,231,535	4.18%	1.76%
Dreyfus Appreciation Fund, Inc. (DAF)
2008	0.95%	to	1.90%	281,538	7.59	to	6.98	2,425,499	1.69%	-33.01%	to	-33.66%
2007	0.95%	to	1.90%	338,727	11.33	to	10.52	4,412,754	1.28%	5.53%	to	4.51%
2006	0.95%	to	1.90%	405,513	10.74	to	10.07	5,045,604	1.32%	15.16%	to	14.06%
2005	0.95%	to	1.90%	501,974	9.32	to	8.83	5,380,498	1.37%	3.15%	to	2.17%
2004	0.95%	to	1.90%	499,347	9.04	to	8.64	5,249,026	1.37%	4.57%	to	3.56%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Emerging Leaders Fund (DEL)
2008	1.20%	to	1.25%	1,006	$6.75	to	6.72	$6,779	0.31%	-40.12%	to		-40.15%
2007	1.20%	to	1.25%	1,006	11.27	to	11.23	11,325	0.00%	-12.01%	to		-12.05%
2006	0.95%	to	1.25%	1,754	13.03	to	12.77	22,618	0.00%	6.05%	to		5.73%
2005	0.95%	to	1.25%	7,031	12.29	to	12.08	85,268	0.00%	8.14%	to		7.81%
2004	0.95%	to	1.25%	8,093	11.36	to	11.20	90,953	0.00%	13.15%	to		12.80%
Dreyfus Intermediate Term Income Fund - Class A (DPITIA)
2008	1.30%			171,020	9.26			1,583,323	3.07%	-7.42%			(a) (b)
Dreyfus Premier Balanced Opportunity Fund - Class Z (DPBOZ)
2008	0.95%	to	1.60%	119,594	8.00	to	7.79	944,349	2.23%	-28.49%	to		-28.96%
2007	0.95%	to	1.60%	164,480	11.18	to	10.96	1,822,757	2.11%	4.11%	to		3.42%
2006	0.95%	to	1.60%	176,376	10.74	to	10.60	1,883,248	1.70%	8.49%	to		7.78%
2005	0.95%	to	1.60%	197,213	9.90	to	9.83	1,946,577	1.56%	-2.26%	to		-2.90%
2004	0.95%	to	1.70%	213,309	10.13	to	10.13	2,160,468	2.18%	1.29%	to	1.27	%(a) (b)
Dreyfus S&P 500 Index Fund (DSPI)
2008	1.30%			390,208	21.04			8,208,950	1.75%	-38.10%
2007	1.30%			472,197	33.98			16,047,578	1.49%	3.65%
2006	1.30%			560,996	32.79			18,393,389	1.35%	13.74%
2005	1.30%			624,278	28.83			17,995,137	1.28%	3.07%
2004	1.30%			688,019	27.97			19,242,268	1.50%	8.95%
Evergreen Equity Income Fund - Class I (EIG)
2008	1.30%			32,482	18.32			594,984	1.63%	-35.63%
2007	1.30%			33,367	28.46			949,513	1.56%	1.65%
2006	1.30%			35,468	27.99			992,926	2.30%	15.54%
2005	1.30%			44,806	24.23			1,085,677	1.56%	2.49%
2004	1.30%			46,314	23.64			1,094,936	1.99%	9.01%
Federated Equity Income Fund, Inc. - Class F (FEQIF)
2008	0.95%	to	1.45%	10,426	7.27	to	6.97	74,252	2.68%	-30.55%	to		-30.90%
2007	0.95%	to	1.50%	13,221	10.47	to	10.05	136,821	2.30%	0.88%	to		0.32%
2006	0.95%	to	1.50%	17,923	10.38	to	10.02	183,970	2.34%	21.52%	to		20.84%
2005	0.95%	to	1.50%	11,009	8.54	to	8.29	92,867	1.84%	2.04%	to		1.47%
2004	0.95%	to	1.50%	12,280	8.37	to	8.17	101,722	1.90%	11.90%	to		11.28%
Federated High Yield Trust (FHYT)
2008	0.95%	to	1.90%	146,497	9.75	to	8.97	1,367,641	8.64%	-28.81%	to		-29.49%
2007	0.95%	to	1.90%	136,346	13.69	to	12.72	1,793,190	7.65%	2.17%	to		1.18%
2006	0.95%	to	1.90%	194,727	13.40	to	12.57	2,507,604	7.75%	10.16%	to		9.10%
2005	0.95%	to	1.90%	173,763	12.17	to	11.52	2,037,470	7.54%	1.46%	to		0.49%
2004	0.95%	to	1.85%	202,267	11.99	to	11.49	2,340,085	9.67%	10.57%	to		9.57%
Federated Intermediate Corporate Bond Fund - Institutional Service (FIIF)
2008	0.95%	to	1.90%	53,935	12.83	to	11.85	679,230	5.15%	-8.13%	to		-9.01%
2007	0.95%	to	1.90%	57,926	13.97	to	13.03	797,935	4.98%	4.74%	to		3.73%
2006	0.95%	to	1.90%	54,941	13.34	to	12.56	725,837	4.22%	3.31%	to		2.32%
2005	0.95%	to	1.90%	66,370	12.91	to	12.27	850,195	5.00%	1.09%	to		0.12%
2004	0.95%	to	1.85%	68,364	12.77	to	12.29	866,946	3.94%	2.24%	to		1.31%
Federated Investment Series Funds, Inc. - Bond Fund - Class F (FBDF)
2008	0.95%	to	2.05%	116,421	13.59	to	12.34	1,665,806	6.34%	-11.20%	to		-12.19%
2007	0.95%	to	2.05%	138,311	15.31	to	14.05	2,225,704	5.31%	4.05%	to		2.89%
2006	0.95%	to	2.05%	139,144	14.71	to	13.66	2,175,503	5.51%	4.82%	to		3.66%
2005	0.95%	to	2.05%	159,931	14.03	to	13.17	2,396,452	5.70%	0.92%	to		-0.20%
2004	0.95%	to	2.05%	162,608	13.91	to	13.20	2,414,432	6.06%	5.77%	to		4.59%
Fidelity(R) Advisor Balanced Fund - Class A (FABA)
2008	0.95%	to	1.50%	35,526	8.52	to	8.12	297,253	1.96%	-32.50%	to		-32.87%
2007	0.95%	to	1.50%	42,101	12.63	to	12.10	523,426	1.78%	7.46%	to		6.86%
2006	0.95%	to	1.50%	48,763	11.75	to	11.32	565,605	1.78%	10.46%	to		9.85%
2005	0.95%	to	1.50%	62,215	10.64	to	10.31	654,878	1.93%	4.29%	to		3.71%
2004	0.95%	to	1.70%	77,870	10.20	to	9.84	788,131	2.36%	4.19%	to		3.40%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) Advisor Balanced Fund - Class T (FAB)
2008	1.30%			68,727	$12.26			$842,534	1.71%	-32.86%
2007	1.30%			76,411	18.26			1,395,238	1.56%	6.81%
2006	1.30%			73,978	17.10			1,264,717	1.74%	9.85%
2005	1.30%			73,624	15.56			1,145,848	1.67%	3.61%
2004	1.30%			85,032	15.02			1,277,305	2.10%	3.60%
Fidelity(R) Advisor Equity-Growth Fund - Class A (FAEGA)
2008	0.95%	to	1.65%	140,144	4.74	to	4.47	651,442	0.11%	-47.46%	to	-47.83%
2007	0.95%	to	1.65%	157,844	9.02	to	8.56	1,401,468	0.00%	25.11%	to	24.22%
2006	0.95%	to	1.65%	125,406	7.21	to	6.89	894,569	0.00%	5.53%	to	4.79%
2005	0.95%	to	1.65%	135,715	6.83	to	6.58	919,599	0.00%	4.38%	to	3.65%
2004	0.95%	to	1.70%	196,942	6.54	to	6.33	1,280,886	0.00%	1.87%	to	1.10%
Fidelity(R) Advisor Equity-Income Fund - Class A (FAEIA)
2008	0.95%	to	1.90%	234,094	9.45	to	8.69	2,164,344	1.43%	-41.18%	to	-41.74%
2007	0.95%	to	1.90%	269,954	16.06	to	14.91	4,262,609	1.12%	2.58%	to	1.59%
2006	0.95%	to	1.90%	286,632	15.65	to	14.68	4,428,184	1.09%	15.96%	to	14.86%
2005	0.95%	to	1.90%	313,369	13.50	to	12.78	4,189,354	0.95%	5.42%	to	4.41%
2004	0.95%	to	1.90%	315,936	12.80	to	12.24	4,012,980	0.93%	11.06%	to	9.99%
Fidelity(R) Advisor Equity-Income Fund - Class T (FAEI)
2008	1.30%			127,058	14.64			1,859,519	1.18%	-41.53%
2007	1.30%			152,824	25.03			3,825,211	0.86%	2.00%
2006	1.30%			185,763	24.54			4,558,425	1.03%	15.32%
2005	1.30%			200,850	21.28			4,273,989	0.73%	4.80%
2004	1.30%			207,282	20.31			4,208,916	0.78%	10.44%
Fidelity(R) Advisor Growth Opportunities Fund - Class A (FAGOA)
2008	0.95%	to	1.90%	61,783	4.50	to	4.14	272,500	0.00%	-55.73%	to	-56.16%
2007	0.95%	to	1.90%	68,649	10.17	to	9.45	682,838	0.00%	21.89%	to	20.72%
2006	0.95%	to	1.90%	70,456	8.35	to	7.83	576,813	0.00%	4.03%	to	3.04%
2005	0.95%	to	1.90%	121,384	8.02	to	7.60	959,159	0.23%	7.60%	to	6.57%
2004	0.95%	to	1.90%	77,514	7.46	to	7.13	571,773	0.59%	6.07%	to	5.05%
Fidelity(R) Advisor Growth Opportunities Fund - Class T (FAGO)
2008	1.30%			170,528	7.88			1,343,043	0.00%	-55.96%
2007	1.30%			223,593	17.88			3,998,681	0.00%	21.26%
2006	1.30%			235,646	14.75			3,475,475	0.00%	3.53%
2005	1.30%			294,745	14.25			4,198,792	0.02%	7.03%
2004	1.30%			330,246	13.31			4,395,405	0.28%	5.56%
Fidelity(R) Advisor High Income Advantage Fund - Class T (FAHY)
2008	0.95%	to	1.90%	53,238	9.91	to	9.11	612,390	7.09%	-39.52%	to	-40.10%
2007	0.95%	to	1.90%	76,043	16.38	to	15.21	1,442,388	6.40%	1.25%	to	0.27%
2006	0.95%	to	1.90%	118,500	16.18	to	15.17	2,245,182	6.45%	14.50%	to	13.40%
2005	0.95%	to	1.90%	153,451	14.13	to	13.38	2,568,910	6.55%	3.62%	to	2.63%
2004	0.95%	to	1.90%	198,711	13.64	to	13.04	3,230,752	8.41%	13.76%	to	12.67%
Fidelity(R) Advisor Overseas Fund - Class A (FAOA)
2008	0.95%	to	1.50%	1,180	8.02	to	7.66	9,267	1.07%	-43.58%	to	-43.89%
2007	0.95%	to	1.90%	1,459	14.21	to	13.25	20,229	1.36%	15.90%	to	14.79%
2006	0.95%	to	1.90%	1,467	12.26	to	11.55	17,610	0.17%	17.83%	to	16.70%
2005	0.95%	to	1.90%	19,671	10.41	to	9.89	202,627	0.83%	13.23%	to	12.15%
2004	0.95%	to	1.90%	30,133	9.19	to	8.82	274,810	0.14%	11.93%	to	10.86%
Fidelity(R) Asset Manager(TM) (FAM)
2008	1.30%			84,558	16.70			1,412,125	2.87%	-28.74%
2007	1.30%			96,918	23.44			2,271,357	3.09%	4.94%
2006	1.30%			114,369	22.33			2,554,173	2.83%	7.77%
2005	1.30%			155,360	20.72			3,219,428	2.23%	2.68%
2004	1.30%			193,635	20.18			3,907,903	2.46%	4.03%
Fidelity(R) Capital & Income Fund (FCI)
2008	1.30%			4,633	54.26			251,407	7.46%	-32.79%
2007	1.30%			4,872	80.73			393,334	5.86%	2.46%
2006	1.30%			5,826	78.80			459,068	6.17%	11.58%
2005	1.30%			6,767	70.62			477,891	5.89%	3.68%
2004	1.30%			7,899	68.11			538,029	7.26%	11.10%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) Equity-Income Fund (FEI)
2008	1.30%			70,057	$68.57			$4,803,660	2.11%	-42.40%
2007	1.30%			78,213	119.05			9,310,928	1.73%	0.07%
2006	1.30%			93,962	118.96			11,177,642	1.61%	18.25%
2005	1.30%			104,705	100.60			10,532,987	1.56%	4.36%
2004	1.30%			112,880	96.39			10,880,437	1.56%	9.84%
Fidelity(R) Magellan(R) Fund (FMG)
2008	1.30%			340,576	17.99			6,125,802	0.14%	-50.06%
2007	1.30%			409,548	36.02			14,750,208	0.43%	17.27%
2006	1.30%			510,739	30.71			15,685,270	0.49%	5.83%
2005	1.30%			636,228	29.02			18,463,355	0.89%	5.04%
2004	1.30%			737,378	27.63			20,371,875	1.18%	6.10%
Fidelity(R) Puritan(R) Fund (FPR)
2008	1.30%			192,799	24.34			4,692,229	2.78%	-30.08%
2007	1.30%			239,711	34.81			8,344,053	2.83%	4.79%
2006	1.30%			286,741	33.22			9,525,181	2.95%	13.29%
2005	1.30%			333,373	29.32			9,775,061	2.54%	3.31%
2004	1.30%			379,994	28.38			10,784,970	2.39%	7.85%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	1.30%			872	19.72			17,198	9.00%	-25.96%
2007	1.30%			872	26.64			23,228	8.43%	1.44%
2006	1.30%			873	26.26			22,924	7.82%	9.79%
2005	1.30%			874	23.92			20,903	14.72%	1.37%
2004	1.30%			875	23.59			20,644	12.36%	8.17%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	0.95%	to	1.65%	192,827	9.77	to	9.46	1,861,786	2.31%	-44.48%	to	-44.87%
2007	0.95%	to	1.65%	206,096	17.60	to	17.15	3,591,592	3.02%	15.94%	to	15.12%
2006	0.95%	to	1.60%	188,000	15.18	to	14.92	2,832,836	0.53%	16.70%	to	15.93%
2005	0.95%	to	1.60%	68,873	13.01	to	12.87	891,815	0.27%	17.62%	to	16.85%
2004	0.95%	to	1.60%	46,477	11.06	to	11.01	513,365	0.00%	10.63%	to	10.14	%(a) (b)
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
2008	0.95%	to	1.90%	429,113	11.40	to	10.49	5,060,629	0.88%	-38.69%	to	-39.28%
2007	0.95%	to	1.90%	515,438	18.59	to	17.27	9,963,434	2.55%	1.99%	to	1.00%
2006	0.95%	to	1.90%	511,413	18.23	to	17.10	9,777,596	1.70%	16.86%	to	15.74%
2005	0.95%	to	1.90%	517,613	15.60	to	14.77	8,515,920	1.45%	8.94%	to	7.90%
2004	0.95%	to	1.90%	476,078	14.32	to	13.69	7,233,403	1.58%	12.42%	to	11.34%
Franklin Small-Mid Cap Growth Fund I - Class A (FSCG)
2008	0.95%	to	1.90%	178,924	5.26	to	4.84	923,208	0.00%	-43.06%	to	-43.61%
2007	0.95%	to	1.90%	216,319	9.24	to	8.58	1,969,995	0.00%	10.60%	to	9.54%
2006	0.95%	to	1.90%	289,296	8.35	to	7.83	2,392,681	0.00%	6.50%	to	5.48%
2005	0.95%	to	1.90%	319,814	7.84	to	7.42	2,489,754	0.10%	9.50%	to	8.45%
2004	0.95%	to	1.90%	435,237	7.16	to	6.84	3,094,272	0.00%	11.96%	to	10.89%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.95%	to	1.65%	243,351	10.24	to	9.90	2,453,939	2.52%	-40.96%	to	-41.38%
2007	0.95%	to	1.65%	266,843	17.34	to	16.89	4,573,075	2.24%	14.34%	to	13.53%
2006	0.95%	to	1.65%	280,958	15.16	to	14.88	4,224,492	1.30%	20.31%	to	19.46%
2005	0.95%	to	1.65%	233,560	12.60	to	12.45	2,927,966	1.29%	9.09%	to	8.32%
2004	0.95%	to	1.65%	206,884	11.55	to	11.50	2,385,079	0.49%	15.52%	to	14.98	%(a) (b)
Franklin Value Investors Trust - Balance Sheet Investment Fund - Class A (FRBSI)
2008	0.95%	to	1.65%	186,547	14.21	to	13.40	2,602,134	1.34%	-36.62%	to	-37.07%
2007	0.95%	to	1.85%	204,076	22.42	to	20.99	4,507,348	1.04%	-4.28%	to	-5.16%
2006	0.95%	to	1.85%	200,922	23.43	to	22.13	4,641,285	1.36%	15.25%	to	14.21%
2005	0.95%	to	1.85%	175,926	20.33	to	19.38	3,530,946	0.88%	9.85%	to	8.86%
2004	0.95%	to	1.85%	121,505	18.50	to	17.80	2,225,352	0.89%	24.12%	to	22.99%
Janus Adviser Series - Balanced Fund - Class S (JABR)
2008	0.95%	to	1.65%	109,127	11.08	to	10.45	1,192,486	2.09%	-15.63%	to	-16.22%
2007	0.95%	to	1.65%	87,699	13.13	to	12.47	1,134,521	2.43%	8.80%	to	8.03%
2006	0.95%	to	1.65%	106,188	12.07	to	11.54	1,265,873	1.42%	9.35%	to	8.58%
2005	0.95%	to	1.70%	129,865	11.04	to	10.60	1,417,997	1.44%	6.65%	to	5.84%
2004	0.95%	to	1.90%	127,676	10.35	to	9.93	1,308,970	1.53%	7.39%	to	6.36%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Adviser Series - International Growth Fund - Class S (JAIGR)
2008	1.20%	to	1.50%	4,368	$9.21	to	8.98	$40,083	3.43%	-49.63%	to	-49.78%
2007	1.20%	to	1.90%	4,431	18.28	to	17.37	80,714	2.47%	24.62%	to	23.74%
2006	1.20%	to	1.90%	4,626	14.67	to	14.03	67,660	0.83%	42.90%	to	41.89%
2005	1.20%	to	1.90%	4,763	10.27	to	9.89	48,758	0.57%	30.15%	to	29.24%
2004	1.20%	to	1.90%	6,398	7.89	to	7.65	50,327	0.08%	18.41%	to	17.58%
Janus Adviser Series - Worldwide Fund - Class S (JAWGR)
2008	0.95%	to	1.90%	52,632	4.60	to	4.24	236,991	0.57%	-45.23%	to	-45.75%
2007	0.95%	to	1.90%	59,906	8.39	to	7.82	493,594	0.17%	7.88%	to	6.84%
2006	0.95%	to	1.90%	70,080	7.78	to	7.32	536,746	1.72%	15.82%	to	14.72%
2005	0.95%	to	1.90%	92,412	6.72	to	6.38	612,548	0.68%	5.06%	to	4.06%
2004	0.95%	to	1.90%	132,162	6.39	to	6.14	835,980	0.28%	3.74%	to	2.74%
Janus Equity Funds - Janus Fund (JF)
2008	0.95%	to	2.05%	342,863	4.35	to	3.95	3,522,123	0.58%	-40.41%	to	-41.07%
2007	0.95%	to	2.05%	442,645	7.30	to	6.70	7,474,855	0.50%	14.12%	to	12.85%
2006	0.95%	to	2.05%	516,839	6.40	to	5.94	7,573,724	0.33%	9.54%	to	8.33%
2005	0.95%	to	2.05%	587,461	5.84	to	5.48	7,869,103	0.06%	2.99%	to	1.85%
2004	0.95%	to	2.05%	710,079	5.67	to	5.38	9,546,393	0.00%	3.69%	to	2.54%
Janus Equity Funds - Janus Twenty Fund (JTF)
2008	0.95%	to	1.90%	702,689	5.16	to	4.74	13,313,774	0.01%	-42.52%	to	-43.08%
2007	0.95%	to	1.90%	763,202	8.98	to	8.34	26,571,915	0.21%	34.64%	to	33.35%
2006	0.95%	to	1.90%	878,681	6.67	to	6.25	22,841,154	0.57%	11.23%	to	10.17%
2005	0.95%	to	1.90%	1,016,777	5.99	to	5.67	23,689,667	0.20%	8.38%	to	7.35%
2004	0.95%	to	1.90%	1,174,936	5.53	to	5.29	24,875,542	0.03%	22.72%	to	21.54%
Janus Equity Funds - Janus Worldwide Fund (JWF)
2008	0.95%	to	1.45%	211,026	4.09	to	3.91	2,121,683	0.80%	-45.54%	to	-45.82%
2007	0.95%	to	1.45%	284,148	7.51	to	7.22	5,184,712	0.50%	8.19%	to	7.64%
2006	0.95%	to	1.50%	340,387	6.94	to	6.69	5,786,091	1.20%	16.78%	to	16.14%
2005	0.95%	to	1.50%	435,577	5.94	to	5.76	6,381,844	1.03%	4.84%	to	4.26%
2004	0.95%	to	1.50%	552,324	5.67	to	5.52	7,768,920	0.65%	4.53%	to	3.95%
Lazard U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2008	0.95%	to	1.90%	110,931	11.36	to	10.45	1,350,395	0.00%	-35.35%	to	-35.98%
2007	0.95%	to	1.90%	118,811	17.58	to	16.33	2,240,523	0.00%	-7.49%	to	-8.39%
2006	0.95%	to	1.90%	139,652	19.00	to	17.82	2,859,414	0.00%	15.66%	to	14.56%
2005	0.95%	to	1.90%	164,638	16.43	to	15.56	2,918,919	0.00%	2.94%	to	1.96%
2004	0.95%	to	1.90%	194,132	15.96	to	15.26	3,342,506	0.02%	13.81%	to	12.72%
MFS(R) Strategic Income Fund - Class A (MSI)
2008	1.30%			56,765	12.17			691,060	7.47%	-12.96%
2007	1.30%			62,675	13.99			876,658	5.73%	2.23%
2006	1.30%			66,662	13.68			912,120	6.00%	5.44%
2005	1.30%			78,799	12.98			1,022,538	6.04%	0.76%
2004	1.30%			69,176	12.88			890,884	5.95%	6.91%
Nationwide Bond Fund - Class D (NBF)
2008	0.95%	to	2.05%	29,775	14.33	to	13.01	1,245,419	4.97%	-5.53%	to	-6.58%
2007	0.95%	to	2.05%	34,015	15.17	to	13.93	1,447,779	4.82%	5.09%	to	3.92%
2006	0.95%	to	2.05%	22,512	14.44	to	13.40	321,978	4.76%	3.41%	to	2.26%
2005	0.95%	to	2.05%	30,706	13.96	to	13.10	425,554	4.44%	2.15%	to	1.02%
2004	0.95%	to	2.05%	31,530	13.67	to	12.97	428,495	4.63%	3.83%	to	2.68%
Tax qualified
2006	1.30%			24,457	59.17			1,447,190	4.76%	3.04%
2005	1.30%			28,025	57.42			1,609,330	4.44%	1.79%
2004	1.30%			32,581	56.42			1,838,084	4.63%	3.47%
Non-tax qualified
2006	1.30%			72	58.92			4,242	4.76%	3.04%
2005	1.30%			72	57.18			4,117	4.44%	1.79%
2004	1.30%			72	56.17			4,045	4.63%	3.47%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Bond Index Fund - Class A (NBIXA)
2008	0.95%	to	1.65%	23,594	$14.34	to	13.52	$329,974	4.43%	3.46%	to	2.73%
2007	0.95%	to	1.65%	23,942	13.86	to	13.16	324,184	4.52%	5.30%	to	4.55%
2006	0.95%	to	1.65%	22,784	13.16	to	12.59	294,326	4.03%	2.76%	to	2.04%
2005	0.95%	to	1.65%	21,251	12.81	to	12.34	268,493	3.76%	0.90%	to	0.19%
2004	0.95%	to	1.65%	20,255	12.69	to	12.32	254,381	3.62%	2.75%	to	2.02%
Nationwide Fund - Class D (NF)
2008	0.95%	to	1.65%	51,448	6.95	to	6.54	2,250,187	1.44%	-42.07%	to	-42.48%
2007	0.95%	to	1.65%	61,692	12.00	to	11.37	4,648,533	1.05%	6.88%	to	6.12%
2006	0.95%	to	1.65%	28,674	11.23	to	10.71	316,831	1.08%	12.77%	to	11.97%
2005	0.95%	to	1.65%	39,655	9.96	to	9.57	389,996	0.82%	6.34%	to	5.60%
2004	0.95%	to	1.65%	39,211	9.36	to	9.06	363,697	1.17%	8.73%	to	7.96%
Tax qualified
2006	1.30%			35,190	137.07			4,823,587	1.08%	12.37%
2005	1.30%			42,114	121.99			5,137,308	0.82%	5.97%
2004	1.30%			48,114	115.11			5,538,559	1.17%	8.35%
Non-tax qualified
2006	1.30%			55	142.78			7,853	1.08%	12.37%
2005	1.30%			56	127.06			7,115	0.82%	5.97%
2004	1.30%			56	119.90			6,715	1.17%	8.35%
Nationwide Government Bond Fund - Class D (NGBF)
2008	0.95%	to	1.90%	240,841	15.97	to	14.69	4,052,977	4.16%	6.96%	to	5.94%
2007	0.95%	to	1.90%	234,956	14.93	to	13.87	3,709,572	4.19%	6.71%	to	5.68%
2006	0.95%	to	1.90%	281,627	13.99	to	13.12	4,181,154	4.15%	2.87%	to	1.89%
2005	0.95%	to	1.90%	332,211	13.60	to	12.88	4,825,019	3.93%	1.80%	to	0.83%
2004	0.95%	to	1.90%	423,678	13.36	to	12.77	6,055,314	3.76%	2.44%	to	1.46%
Nationwide Growth Fund - Class A (NGFA)
2008	0.95%	to	1.45%	36,305	8.58	to	8.36	306,674	0.16%	-39.45%	to	-39.75%
2007	0.95%	to	1.45%	38,025	14.16	to	13.88	532,049	0.24%	18.14%	to	17.54%
2006	0.95%	to	1.45%	35,920	11.99	to	11.81	426,705	0.00%	5.00%	to	4.47%
2005	0.95%	to	1.45%	59,143	11.42	to	11.30	671,279	0.04%	5.11%	to	4.58%
2004	0.95%	to	1.45%	49,930	10.86	to	10.81	540,838	0.14%	6.77%	to	6.23%
Nationwide Growth Fund - Class D (NGF)
2008	0.95%	to	1.45%	14,627	4.20	to	4.02	347,429	0.35%	-39.29%	to	-39.59%
2007	0.95%	to	1.45%	18,612	6.91	to	6.65	713,883	0.27%	18.46%	to	17.86%
2006	0.95%	to	1.45%	11,189	5.84	to	5.64	64,792	0.00%	5.30%	to	4.77%
2005	0.95%	to	1.45%	24,246	5.54	to	5.39	133,511	0.12%	5.54%	to	5.01%
2004	0.95%	to	1.45%	31,341	5.25	to	5.13	163,434	0.19%	7.09%	to	6.54%
Tax qualified
2006	1.30%			11,313	70.50			797,599	0.00%	4.93%
2005	1.30%			15,445	67.19			1,037,727	0.12%	5.17%
2004	1.30%			18,003	63.88			1,150,114	0.19%	6.71%
Non-tax qualified
2006	1.30%			115	74.44			8,561	0.00%	4.93%
2005	1.30%			115	70.94			8,158	0.12%	5.17%
2004	1.30%			116	67.45			7,825	0.19%	6.71%
Nationwide International Index Fund - Class A (NIIXA)
2008	1.10%	to	1.90%	1,612	8.31	to	7.77	13,236	3.10%	-43.05%	to	-43.51%
2007	1.10%	to	1.90%	1,690	14.59	to	13.75	24,400	2.43%	8.94%	to	8.05%
2006	1.10%	to	1.90%	1,781	13.39	to	12.73	23,622	2.31%	24.26%	to	23.25%
2005	1.10%	to	1.90%	1,811	10.78	to	10.33	19,359	1.54%	12.27%	to	11.37%
2004	1.10%	to	1.90%	4,530	9.60	to	9.27	43,218	0.18%	17.83%	to	16.87%
Nationwide Investor Destinations Aggressive Fund - Service Class (IDAS)
2008	0.95%	to	1.65%	170,493	8.02	to	7.57	1,341,167	1.97%	-37.37%	to	-37.82%
2007	0.95%	to	1.65%	167,063	12.81	to	12.17	2,107,296	2.98%	4.88%	to	4.13%
2006	0.95%	to	1.65%	149,364	12.22	to	11.69	1,800,016	1.14%	15.72%	to	14.90%
2005	0.95%	to	1.65%	124,879	10.56	to	10.17	1,304,515	2.02%	6.82%	to	6.07%
2004	0.95%	to	1.60%	76,169	9.88	to	9.61	745,692	1.77%	12.92%	to	12.18%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Investor Destinations Conservative Fund - Service Class (IDCS)
2008	0.95%	to	1.60%	148,614	$11.66	to	11.04	$1,708,765	2.84%	-7.07%	to	-7.68%
2007	0.95%	to	1.55%	181,530	12.54	to	12.00	2,260,989	3.87%	4.34%	to	3.70%
2006	0.95%	to	1.55%	171,840	12.02	to	11.57	2,043,840	2.97%	5.11%	to	4.47%
2005	0.95%	to	1.55%	144,727	11.44	to	11.08	1,640,306	2.64%	2.22%	to	1.60%
2004	0.95%	to	1.55%	124,360	11.19	to	10.90	1,381,387	2.24%	3.78%	to	3.15%
Nationwide Investor Destinations Moderate Fund - Service Class (IDMS)
2008	0.95%	to	1.90%	589,087	9.69	to	8.95	5,605,638	2.47%	-23.90%	to	-24.63%
2007	0.95%	to	1.90%	629,646	12.74	to	11.88	7,897,722	3.60%	4.55%	to	3.55%
2006	0.95%	to	1.90%	778,859	12.18	to	11.47	9,384,597	1.88%	10.33%	to	9.28%
2005	0.95%	to	1.90%	685,861	11.04	to	10.50	7,507,153	2.55%	4.40%	to	3.41%
2004	0.95%	to	1.75%	408,308	10.58	to	10.22	4,281,135	2.10%	8.38%	to	7.50%
Nationwide Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2008	0.95%	to	1.90%	376,422	8.78	to	8.11	3,238,223	2.24%	-31.96%	to	-32.62%
2007	0.95%	to	1.90%	373,509	12.91	to	12.04	4,736,061	3.19%	5.16%	to	4.15%
2006	0.95%	to	1.90%	317,275	12.28	to	11.56	3,833,765	1.44%	13.36%	to	12.27%
2005	0.95%	to	1.90%	280,453	10.83	to	10.30	2,998,826	2.31%	6.02%	to	5.01%
2004	0.95%	to	1.85%	156,228	10.21	to	9.83	1,578,276	1.46%	11.03%	to	10.02%
Nationwide Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2008	0.95%	to	1.60%	148,381	10.77	to	10.20	1,568,784	2.71%	-15.80%	to	-16.35%
2007	0.95%	to	1.65%	197,681	12.79	to	12.15	2,496,673	3.58%	4.78%	to	4.03%
2006	0.95%	to	1.65%	209,987	12.21	to	11.68	2,535,819	2.46%	7.47%	to	6.71%
2005	0.95%	to	1.65%	169,351	11.36	to	10.94	1,906,350	2.75%	3.41%	to	2.69%
2004	0.95%	to	1.65%	112,334	10.98	to	10.66	1,227,135	2.30%	6.04%	to	5.30%
Nationwide Large Cap Value Fund - Class A (PRLVA)
2008	0.95%	to	1.65%	138,197	10.60	to	9.97	1,413,338	1.47%	-34.78%	to	-35.24%
2007	0.95%	to	1.65%	163,103	16.26	to	15.40	2,562,249	1.00%	-3.44%	to	-4.13%
2006	0.95%	to	1.65%	189,451	16.84	to	16.06	3,086,672	1.12%	19.89%	to	19.05%
2005	0.95%	to	1.65%	149,960	13.99	to	13.44	2,032,432	1.06%	6.26%	to	5.51%
2004	0.95%	to	1.65%	117,301	13.16	to	12.74	1,500,937	1.05%	14.78%	to	13.97%
Nationwide Mid Cap Market Index Fund - Class A (NMCIXA)
2008	0.95%	to	1.90%	79,224	9.74	to	9.00	758,642	0.77%	-37.33%	to	-37.93%
2007	0.95%	to	2.10%	101,347	15.54	to	14.28	1,554,704	1.21%	6.22%	to	4.98%
2006	0.95%	to	2.10%	114,194	14.63	to	13.61	1,653,775	1.27%	8.54%	to	7.28%
2005	0.95%	to	1.90%	73,263	13.48	to	12.82	977,790	0.93%	10.76%	to	9.71%
2004	0.95%	to	1.90%	64,225	12.17	to	11.69	775,258	0.42%	14.48%	to	13.39%
Nationwide Money Market Fund - Prime (MMF)
2008	1.30%			439,070	25.01			10,979,785	2.09%	0.76%
2007	1.30%			441,241	31.45			10,974,601	4.69%	3.48%
2006	1.30%			441,699	23.98			10,592,824	4.53%	3.20%
2005	1.30%			387,808	23.24			9,011,956	2.89%	1.38%
2004	1.30%			412,803	22.92			9,461,896	0.86%	-0.48%
Tax qualified
2008	1.30%			2,384	31.49			75,069	2.09%	0.76%
2006	1.30%			3,617	30.20			109,226	4.53%	3.20%
2005	1.30%			4,426	29.26			129,511	2.89%	1.38%
2004	1.30%			5,046	28.86			145,638	0.86%	-0.48%
Non-tax qualified
2008	1.30%			223	31.69			7,066	2.09%	0.76%
2006	1.30%			820	30.39			24,919	4.53%	3.20%
2005	1.30%			822	29.45			24,205	2.89%	1.38%
2004	1.30%			825	29.04			23,962	0.86%	-0.48%
Nationwide Money Market Fund - Service Class (MMFR)
2008	0.95%	to	1.90%	858,237	11.57	to	10.64	9,814,845	1.95%	1.03%	to	0.07%
2007	0.95%	to	1.90%	716,972	11.45	to	10.64	8,125,799	4.38%	3.75%	to	2.75%
2006	0.95%	to	1.90%	640,190	11.04	to	10.35	6,997,751	4.18%	3.39%	to	2.40%
2005	0.95%	to	2.25%	449,909	10.68	to	9.59	4,750,529	3.77%	1.60%	to	0.27%
2004	0.95%	to	2.25%	260,132	10.51	to	9.57	2,706,289	0.46%	-0.28%	to	-1.59%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide S&P 500 Index Fund - Service Class (NIXR)
2008	0.95%	to	2.05%	316,384	$6.25	to	5.67	$2,031,180	1.61%	-38.05%	to		-38.74%
2007	0.95%	to	2.05%	371,525	10.08	to	9.25	3,878,814	1.41%	3.76%	to		2.60%
2006	0.95%	to	2.25%	429,809	9.72	to	10.48	4,275,167	1.34%	14.06%	to		12.57%
2005	0.95%	to	2.25%	460,212	8.52	to	9.31	4,044,529	1.24%	3.26%	to		1.90%
2004	0.95%	to	2.25%	427,342	8.25	to	9.14	3,652,845	1.28%	9.25%	to		7.81%
Nationwide Small Cap Index Fund - Class A (NSCIXA)
2008	0.95%	to	1.65%	68,434	9.51	to	8.97	639,017	0.70%	-34.70%	to		-35.17%
2007	0.95%	to	1.65%	70,511	14.56	to	13.83	1,011,989	1.25%	-3.35%	to		-4.04%
2006	0.95%	to	1.65%	97,827	15.06	to	14.41	1,458,075	1.37%	16.09%	to		15.27%
2005	0.95%	to	1.65%	61,125	12.98	to	12.50	785,085	0.80%	3.35%	to		2.62%
2004	0.95%	to	1.65%	65,067	12.56	to	12.18	811,847	0.70%	16.64%	to		15.82%
Nationwide Value Opportunities Fund - Class A (NVOA)
2008	0.95%	to	1.60%	13,461	10.12	to	9.58	134,464	0.22%	-36.46%	to		-36.87%
2007	0.95%	to	1.60%	14,042	15.92	to	15.18	220,907	0.00%	-8.52%	to		-9.12%
2006	0.95%	to	1.60%	17,052	17.41	to	16.71	293,641	0.00%	16.73%	to		15.96%
2005	0.95%	to	1.60%	21,774	14.91	to	14.41	321,355	0.12%	6.87%	to		6.17%
2004	0.95%	to	1.60%	45,590	13.95	to	13.57	632,586	0.07%	12.33%	to		11.59%
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	1.30%			105,894	8.93			946,155	2.15%	-37.67%
2007	1.30%			88,936	14.33			1,274,798	1.92%	4.57%
2006	1.30%			71,501	13.71			980,064	2.08%	15.35%
2005	1.30%			23,675	11.88			281,322	2.43%	6.53%
2004	1.30%			8,041	11.15			89,690	2.03%	11.54%			(a) (b)
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	1.30%			11,637	10.66			124,022	3.40%	-7.24%
2007	1.30%			9,730	11.49			111,797	3.81%	4.00%
2006	1.30%			4,408	11.05			48,698	3.09%	4.79%
2005	1.30%			2,998	10.54			31,608	2.10%	1.97%
2004	1.30%			30	10.34			310	3.23%	3.39%			(a) (b)
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	1.30%			118,611	9.73			1,153,663	2.78%	-24.19%
2007	1.30%			117,113	12.83			1,502,660	2.86%	4.28%
2006	1.30%			91,583	12.30			1,126,874	2.61%	9.91%
2005	1.30%			81,006	11.20			906,866	2.44%	3.98%
2004	1.30%			47,710	10.77			513,679	2.23%	7.67%			(a) (b)
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	1.30%			176,763	9.32			1,647,885	2.48%	-32.28%
2007	1.30%			154,475	13.77			2,126,683	2.16%	4.76%
2006	1.30%			172,773	13.14			2,270,454	2.35%	13.06%
2005	1.30%			83,390	11.62			969,300	2.06%	5.68%
2004	1.30%			48,890	11.00			537,718	1.75%	9.99%			(a) (b)
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	1.30%			39,270	10.22			401,164	3.27%	-16.15%
2007	1.30%			18,241	12.18			222,229	3.27%	4.48%
2006	1.30%			13,164	11.66			153,505	2.63%	7.02%
2005	1.30%			7,929	10.90			86,397	2.76%	3.13%
2004	1.30%			1,048	10.57			11,073	1.90%	5.66%			(a) (b)
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.95%	to	1.50%	17,226	9.17	to	8.80	154,660	2.77%	-26.26%	to		-26.67%
2007	0.95%	to	1.50%	16,842	12.43	to	12.00	205,864	1.98%	3.63%	to		3.05%
2006	0.95%	to	1.50%	20,618	12.00	to	11.64	243,931	2.29%	11.19%	to		10.57%
2005	0.95%	to	1.50%	21,649	10.79	to	10.53	231,136	2.18%	1.57%	to		1.01%
2004	0.95%	to	1.50%	13,825	10.62	to	10.42	145,621	2.23%	7.46%	to		6.86%
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2008	1.00%	to	1.30%	5,488	6.08	to	6.07	33,359	0.00%	-39.17%	to	-39.29	%(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Genesis Fund - Trust Class (NBGST)
2008	0.95%	to	1.90%	506,634	$19.04	to	17.51	$9,690,345	0.00%	-33.49%	to	-34.13%
2007	0.95%	to	1.90%	569,440	28.63	to	26.59	16,441,025	0.14%	20.64%	to	19.48%
2006	0.95%	to	1.90%	681,574	23.73	to	22.25	16,358,793	1.09%	6.24%	to	5.22%
2005	0.95%	to	1.90%	807,488	22.34	to	21.15	18,319,479	0.00%	15.20%	to	14.10%
2004	0.95%	to	1.90%	738,855	19.39	to	18.54	14,615,405	0.00%	17.55%	to	16.42%
Neuberger Berman Guardian Fund - Investor Class (NBGF)
2008	1.30%			93,599	15.02			1,405,916	0.39%	-39.02%
2007	1.30%			99,765	24.63			2,457,404	0.61%	6.21%
2006	1.30%			123,393	23.19			2,861,814	0.33%	12.01%
2005	1.30%			148,320	20.71			3,071,220	0.65%	7.03%
2004	1.30%			167,914	19.35			3,248,495	0.29%	14.55%
Neuberger Berman Guardian Fund - Trust Class (NBGT)
2008	0.95%	to	1.45%	15,586	8.04	to	7.69	122,622	0.34%	-38.86%	to	-39.17%
2007	0.95%	to	1.45%	22,233	13.15	to	12.65	287,874	0.72%	6.36%	to	5.82%
2006	0.95%	to	1.50%	17,972	12.36	to	11.91	218,524	0.20%	12.24%	to	11.62%
2005	0.95%	to	1.50%	27,967	11.01	to	10.67	303,702	0.48%	7.23%	to	6.64%
2004	0.95%	to	1.50%	39,609	10.27	to	10.01	402,509	0.22%	14.83%	to	14.20%
Neuberger Berman Partners Fund - Investor Class (PF)
2008	1.30%			124,626	19.77			2,463,697	0.30%	-52.61%
2007	1.30%			142,633	41.72			5,950,033	0.32%	8.66%
2006	1.30%			174,025	38.39			6,681,163	0.60%	11.73%
2005	1.30%			208,718	34.36			7,172,124	1.01%	16.46%
2004	1.30%			185,415	29.51			5,470,922	0.70%	17.66%
Neuberger Berman Partners Fund - Trust Class (NBPT)
2008	0.95%	to	1.90%	25,492	7.74	to	7.12	194,979	0.27%	-52.52%	to	-52.98%
2007	0.95%	to	1.90%	27,172	16.31	to	15.15	438,739	0.25%	8.79%	to	7.74%
2006	0.95%	to	1.90%	42,201	14.99	to	14.06	621,923	0.45%	11.97%	to	10.90%
2005	0.95%	to	1.90%	43,693	13.39	to	12.68	576,139	0.51%	16.69%	to	15.58%
2004	0.95%	to	1.90%	31,510	11.47	to	10.97	358,723	0.66%	17.89%	to	16.76%
Neuberger Berman Short Duration Bond Fund - Investor Class (NLMB)
2008	1.30%			59,145	12.66			748,858	5.17%	-17.13%
2007	1.30%			69,314	15.28			1,058,965	5.48%	3.98%
2006	1.30%			66,778	14.69			981,208	4.61%	2.83%
2005	1.30%			72,068	14.29			1,029,836	3.86%	0.25%
2004	1.30%			90,347	14.25			1,287,763	3.60%	-0.39%
Neuberger Berman Socially Responsive Fund - Trust Class (NBSRT)
2008	0.95%	to	1.50%	101,361	8.76	to	8.54	881,359	0.44%	-39.48%	to	-39.82%
2007	0.95%	to	1.50%	129,136	14.48	to	14.19	1,861,389	0.54%	6.29%	to	5.69%
2006	0.95%	to	1.50%	120,462	13.62	to	13.42	1,634,820	0.10%	13.13%	to	12.51%
2005	0.95%	to	1.45%	43,761	12.04	to	11.94	524,937	0.63%	6.43%	to	5.90%
2004	0.95%	to	1.40%	7,845	11.31	to	11.28	88,574	0.02%	13.13%	to	12.79	%(a) (b)
Oppenheimer Capital Appreciation Fund A (OCAF)
2008	0.95%	to	1.80%	216,105	5.18	to	4.83	1,103,293	0.00%	-46.41%	to	-46.87%
2007	0.95%	to	1.80%	245,700	9.67	to	9.09	2,345,097	0.00%	12.68%	to	11.71%
2006	0.95%	to	1.80%	260,714	8.58	to	8.13	2,214,629	0.00%	6.49%	to	5.57%
2005	0.95%	to	1.80%	360,986	8.06	to	7.71	2,888,178	0.61%	3.70%	to	2.82%
2004	0.95%	to	1.80%	327,920	7.77	to	7.49	2,533,507	0.00%	5.45%	to	4.54%
Oppenheimer Champion Income Fund A (OCHI)
2008	0.95%	to	1.45%	20,984	2.82	to	2.74	58,206	9.04%	-78.71%	to	-78.82%
2007	0.95%	to	1.45%	19,055	13.24	to	12.93	249,351	7.43%	-1.06%	to	-1.56%
2006	0.95%	to	1.45%	17,997	13.38	to	13.13	238,841	5.62%	8.16%	to	7.61%
2005	0.95%	to	1.45%	23,082	12.37	to	12.20	284,436	6.20%	1.68%	to	1.17%
2004	0.95%	to	1.45%	12,480	12.16	to	12.06	151,387	7.34%	8.17%	to	7.63%
Oppenheimer Global Fund A (OGF)
2008	0.95%	to	1.90%	239,483	8.56	to	7.87	4,879,638	1.38%	-41.59%	to	-42.15%
2007	0.95%	to	1.90%	304,168	14.65	to	13.61	10,412,275	1.01%	4.95%	to	3.94%
2006	0.95%	to	1.90%	393,370	13.96	to	13.09	12,944,367	0.65%	16.27%	to	15.15%
2005	0.95%	to	1.90%	526,968	12.01	to	11.37	14,749,212	0.60%	12.75%	to	11.68%
2004	0.95%	to	1.90%	625,115	10.65	to	10.18	16,086,858	0.54%	17.54%	to	16.42%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Strategic Income Fund A (OSI)
2008	0.95%	to	1.60%	52,611	$13.62	to	12.90	$702,172	5.71%	-17.30%	to	-17.84%
2007	0.95%	to	1.60%	51,188	16.47	to	15.70	828,973	6.73%	8.18%	to	7.47%
2006	0.95%	to	1.60%	39,653	15.23	to	14.61	595,446	4.78%	6.66%	to	5.96%
2005	0.95%	to	1.60%	43,760	14.27	to	13.79	617,703	7.58%	3.17%	to	2.49%
2004	0.95%	to	1.45%	27,596	13.84	to	13.54	378,215	7.32%	8.58%	to	8.03%
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2008	0.95%	to	1.90%	450,764	9.43	to	9.02	4,198,500	1.28%	-40.91%	to	-41.48%
2007	0.95%	to	1.90%	528,809	15.96	to	15.41	8,361,948	1.15%	5.05%	to	4.03%
2006	0.95%	to	2.25%	548,551	15.20	to	14.67	8,277,875	0.81%	16.29%	to	14.77%
2005	0.95%	to	2.25%	436,757	13.07	to	12.79	5,682,456	0.76%	12.97%	to	11.49%
2004	0.95%	to	2.25%	298,367	11.57	to	11.47	3,445,679	0.00%	15.69%	to	14.68	%(a) (b)
PIMCO Total Return Fund - Class A (PMTRA)
2008	0.95%	to	1.80%	270,552	15.22	to	14.18	4,056,734	4.67%	3.21%	to	2.32%
2007	0.95%	to	1.80%	252,154	14.75	to	13.86	3,667,101	4.54%	7.53%	to	6.61%
2006	0.95%	to	2.25%	274,095	13.72	to	12.03	3,710,444	4.15%	2.53%	to	1.18%
2005	0.95%	to	2.25%	316,198	13.38	to	11.89	4,186,754	3.18%	1.43%	to	0.10%
2004	0.95%	to	2.25%	294,143	13.19	to	11.87	3,848,466	2.08%	3.65%	to	2.29%
Putnam International Equity Fund - Class A (PUIGA)
2008	1.45%	to	1.50%	265	11.79	to	11.76	3,125	0.00%	-45.64%	to	-45.67%
2007	1.45%	to	1.50%	265	21.69	to	21.64	5,749	2.77%	6.82%	to	6.77%
2006	1.45%	to	1.50%	265	20.31	to	20.27	5,382	2.32%	26.38%	to	26.32%
2005	1.45%	to	1.50%	265	16.07	to	16.05	4,258	2.08%	10.95%	to	10.89%
2004	1.45%	to	1.50%	265	14.48	to	14.47	3,838	0.03%	14.55%	to	14.49%
Putnam Voyager Fund - Class A (PVF)
2008	0.95%	to	1.50%	5,382	8.66	to	8.39	46,036	0.00%	-37.58%	to	-37.93%
2007	0.95%	to	1.50%	5,061	13.88	to	13.52	69,503	0.00%	4.29%	to	3.71%
2006	1.10%	to	1.50%	4,722	13.23	to	13.04	62,246	0.00%	4.08%	to	3.66%
2005	0.95%	to	1.50%	12,850	12.77	to	12.58	163,516	0.86%	4.50%	to	3.92%
2004	0.95%	to	1.20%	8,723	12.22	to	12.17	106,490	0.00%	3.80%	to	3.54%
2004	0.95%	to	1.50%	63,387	5.10	to	4.98	320,230	0.00%	17.28%	to	16.63%
Templeton Foreign Fund - Class A (TFF)
2008	0.95%	to	1.65%	128,037	10.56	to	9.93	1,801,366	2.68%	-46.60%	to	-46.98%
2007	0.95%	to	1.65%	171,992	19.78	to	18.73	4,468,461	1.54%	16.13%	to	15.30%
2006	0.95%	to	1.65%	222,002	17.03	to	16.24	4,999,740	2.04%	18.79%	to	17.96%
2005	0.95%	to	1.65%	291,056	14.33	to	13.77	5,675,305	1.52%	9.59%	to	8.81%
2004	0.95%	to	1.65%	363,832	13.08	to	12.66	6,474,126	1.75%	17.02%	to	16.19%
The Dreyfus Premier Third Century Fund, Inc. - Class Z (DTC)
2008	0.95%	to	1.50%	46,872	4.59	to	4.37	503,854	0.34%	-34.92%	to	-35.29%
2007	0.95%	to	1.85%	54,512	7.05	to	6.58	882,684	0.43%	6.53%	to	5.56%
2006	0.95%	to	1.85%	58,550	6.62	to	6.23	906,072	0.00%	7.97%	to	7.00%
2005	0.95%	to	1.85%	75,308	6.13	to	5.82	1,045,882	0.37%	2.49%	to	1.56%
2004	0.95%	to	1.85%	83,260	5.98	to	5.73	1,153,302	0.00%	4.92%	to	3.97%
Van Kampen Growth and Income Fund - Class A (VKGIA)
2008	0.95%	to	1.90%	162,476	11.96	to	11.33	1,925,148	1.85%	-32.84%	to	-33.48%
2007	0.95%	to	1.90%	194,088	17.81	to	17.03	3,432,605	1.87%	1.57%	to	0.59%
2006	0.95%	to	1.90%	191,891	17.54	to	16.93	3,348,357	1.57%	14.91%	to	13.81%
2005	0.95%	to	1.90%	145,322	15.26	to	14.87	2,209,824	1.33%	8.83%	to	7.79%
2004	0.95%	to	1.85%	107,166	14.02	to	13.81	1,500,210	1.14%	12.86%	to	11.83%
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
2008	0.95%	to	1.50%	62,283	11.49	to	11.13	710,249	0.00%	-48.89%	to	-49.18%
2007	0.95%	to	1.55%	75,338	22.47	to	21.85	1,683,123	0.00%	21.20%	to	20.46%
2006	0.95%	to	1.55%	41,717	18.54	to	18.14	767,703	0.00%	7.97%	to	7.32%
2005	0.95%	to	1.55%	27,114	17.17	to	16.90	464,288	0.00%	16.50%	to	15.79%
2004	0.95%	to	1.55%	9,302	14.74	to	14.59	136,813	0.00%	19.88%	to	19.15%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen Real Estate Securities Fund - Class A (VKRES)
2008	0.95%	to	1.90%	62,570	$13.53	to	12.81	$837,040	1.46%	-39.22%	to	-39.81%
2007	0.95%	to	1.90%	66,818	22.25	to	21.28	1,475,872	1.27%	-18.13%	to	-18.92%
2006	0.95%	to	1.90%	121,543	27.18	to	26.24	3,282,788	1.32%	36.14%	to	34.84%
2005	0.95%	to	1.90%	71,646	19.96	to	19.46	1,422,868	1.66%	15.50%	to	14.39%
2004	0.95%	to	1.90%	38,415	17.29	to	17.01	661,824	1.32%	35.38%	to	34.08%
Virtus Balanced Fund - Class A (PBF)
2008	1.30%			32,819	16.59			544,406	2.82%	-26.81%
2007	1.30%			40,077	22.66			908,282	2.31%	4.49%
2006	1.30%			43,231	21.69			937,643	2.24%	11.27%
2005	1.30%			57,925	19.49			1,129,059	1.94%	0.16%
2004	1.30%			58,000	19.46			1,128,718	2.21%	5.77%
Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)
2008	0.95%	to	1.60%	16,298	10.57	to	10.19	169,941	0.00%	-38.30%	to	-38.70%
2007	0.95%	to	1.60%	16,996	17.14	to	16.62	288,028	0.00%	6.66%	to	5.95%
2006	0.95%	to	1.60%	18,050	16.07	to	15.69	288,219	0.00%	5.16%	to	4.47%
2005	0.95%	to	1.60%	16,011	15.28	to	15.01	243,451	0.00%	11.31%	to	10.58%
2004	0.95%	to	1.45%	11,284	13.73	to	13.61	154,603	0.00%	12.18%	to	11.62%
Wells Fargo Advantage Funds(R) - Common Stock Fund - Class Z (SCS)
2008	0.95%	to	1.90%	175,388	9.96	to	9.16	2,153,047	0.00%	-35.54%	to	-36.16%
2007	0.95%	to	1.90%	215,499	15.45	to	14.35	4,102,076	0.62%	8.89%	to	7.84%
2006	0.95%	to	1.90%	246,991	14.19	to	13.31	4,298,808	0.00%	14.22%	to	13.13%
2005	0.95%	to	1.90%	279,865	12.42	to	11.76	4,275,989	0.00%	10.95%	to	9.89%
2004	0.95%	to	1.90%	319,273	11.20	to	10.70	4,395,409	0.00%	8.91%	to	7.87%
Wells Fargo Advantage Funds(R) - Growth Fund - Investor Class (SGR)
2008	0.95%	to	1.60%	46,687	9.49	to	9.17	437,411	0.00%	-41.02%	to	-41.40%
2007	0.95%	to	1.45%	41,166	16.09	to	15.76	654,897	0.00%	26.20%	to	25.56%
2006	0.95%	to	1.45%	31,689	12.75	to	12.55	400,625	0.00%	6.71%	to	6.17%
2005	0.95%	to	1.45%	15,301	11.95	to	11.82	181,762	0.00%	7.96%	to	7.42%
2004	0.95%	to	1.45%	1,702	11.07	to	11.00	18,787	0.00%	11.50%	to	10.93%
Wells Fargo Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
2008	1.30%			61,544	17.22			1,059,719	0.00%	-39.62%
2007	1.30%			67,345	28.52			1,920,567	0.00%	16.58%
2006	1.30%			78,113	24.46			1,910,814	0.00%	2.52%
2005	1.30%			86,404	23.86			2,061,588	0.00%	6.47%
2004	1.30%			89,847	22.41			2,013,457	0.00%	7.23%
Wells Fargo Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)
2008	0.95%	to	1.60%	20,927	4.81	to	4.56	98,538	0.89%	-39.88%	to	-40.27%
2007	0.95%	to	1.85%	20,646	8.00	to	7.49	162,231	0.58%	1.26%	to	0.34%
2006	0.95%	to	1.85%	21,787	7.90	to	7.47	169,326	0.28%	14.30%	to	13.26%
2005	0.95%	to	1.85%	36,681	6.91	to	6.59	251,415	0.41%	-2.74%	to	-3.62%
2004	0.95%	to	1.85%	36,418	7.11	to	6.84	256,955	0.48%	7.85%	to	6.87%
Wells Fargo Advantage Funds(R) - Mid Cap Growth Fund - Class Z (WFMCGZ)
2008	0.95%	to	1.50%	21,653	8.03	to	7.86	172,174	0.00%	-45.52%	to	-45.82%
2007	0.95%	to	1.50%	27,492	14.73	to	14.51	402,742	0.00%	17.49%	to	16.84%
2006	0.95%	to	1.50%	24,109	12.54	to	12.42	301,104	0.00%	12.71%	to	12.08%
2005	0.95%	to	1.50%	35,742	11.13	to	11.08	397,069	0.00%	11.25%	to	10.80	%(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	36,699
2008	Contract owners’ equity	$197,657,447
2007	Reserves for annuity contracts in payout phase:	71,144
2007	Contract owners’ equity	$341,813,434
2006	Reserves for annuity contracts in payout phase:	81,495
2006	Contract owners’ equity	$355,699,377
2005	Reserves for annuity contracts in payout phase:	82,830
2005	Contract owners’ equity	$348,541,242
2004	Reserves for annuity contracts in payout phase:	86,864
2004	Contract owners’ equity	$343,538,465
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

3

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	All financial statements are included in Parts A and B of the Registration Statement:

Nationwide Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2008 .

Statements of Operations for the year
ended December 31, 2008 .

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2008 and 2007 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the
years ended December 31, 2008, 2007 and
2006.

Consolidated Balance Sheets as of December
31, 2008 and 2007 .

Consolidated Statements of Changes in Shareholder’s
Equity as of December 31,
2008 , 2007 and 2006 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2008 , 2007
and 2006 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules

(b) Exhibits

(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant *

(2)	Not Applicable

(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter**

(4)	The form of the variable annuity contract*

(5)	Variable Annuity Application*

(6)	Articles of Incorporation of Depositor*

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document “nwfpa99h12a.htm”

(10)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(12)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”.

The following Fund Participation Agreements were previously filed and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(13)
Fund Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000 was filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) as document “creditsuisse.htm” and is incorporated by reference.

(14)
Fund Participation Agreement with Evergreen Variable Annuity Trust and Evergreen Equity Trust, dated December 16, 1998 was filed on April 28, 2008 with post-effective amendment number 18 of registration statement (333-21909) as document “evergreenfpa.htm” and is incorporated by reference.

(15)
Fund Participation Agreement with Lazard Freres & Co. LLC, dated October 30, 1998 was filed on April 17, 2008 with post-effective amendment number 50 of registration statement (002-58043) as document “lazardfpa.htm” and is incorporated by reference.

(9)	Opinion of Counsel*

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

*	Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.

**	Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire-100%
BER
ALLIED GROUP, INC. (AGI)
Casualty-100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty-100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty-100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
WI
NCC OF AMERICA, LTD. (INACTIVE)
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Casualty-100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty-100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty-100%
OH
SCOTTSDALE INDEMNITY COMPANY
Casualty-100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty-100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty-100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Assurance
Lone Star
TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
CA
NATIONWIDE ARENA LLC
Casualty-90%
OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
DE
NMC CPC WT INVESTMENT, LLC
DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC-100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty-95%
NW Indemnity-5%
OH
NATIONWIDE SERVICES FOR YOU, LLC
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty-100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty-100%
OH
1492 CAPITAL, LLC (1492)
Casualty-100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492-22.7%
FL
PURE INSURANCE COMPANY
PU-100%
FL
PURE RISK MANAGEMENT, LLC (PRM)
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI-100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO-100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI-100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
WI
PREMIER AGENCY, INC.
AGI-100%
IA
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 1,000 Shares
IA
NATIONWIDE SALES SOLUTIONS, INC.
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
IA
AGMC REINSURANCE, LTD.
NAMC-100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC-100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC-100%
AZ
ATLANTIC INSURANCE COMPANY
TX
VETERINARY PET INSURANCE CO. (VPI)
CA
DVM INSURANCE AGENCY, INC.
VPI-100%
CA
V.P.I. SERVICES INC.
CA
TITAN INDEMNITY COMPANY (TITAN)
TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
NM
WI OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
March 31, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock:
Casualty
Fire
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
G.B.
AUDENSTAR LIMITED (AL)
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI-100%
DE
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
DE
NEWHOUSE CAPITAL PARTNERS, LLC
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
NW Corp.-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock 254 Shares
NBHH-100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock 3 Shares
Gates-100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock
200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA-100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock
NLICA-100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC-100%
PA
NATIONWIDE SECURITIES, LLC
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock
NPHC-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2003

Page 2

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2009 was 8,284 and 0, respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)        Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account
Nationwide Variable Account
Nationwide Variable Account-II	Nationwide VLI Separate Account
Nationwide Variable Account-3	Nationwide VLI Separate Account-2
Nationwide Variable Account-4	Nationwide VLI Separate Account-3
Nationwide Variable Account-5	Nationwide VLI Separate Account-4
Nationwide Variable Account-6	Nationwide VLI Separate Account-5
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services
Not Applicable

Item 32.                 Undertakings
The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

Nationwide Life Insurance Company hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company .

Signatures
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 2009 .
NATIONWIDE VARIABLE ACCOUNT
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/W. Michael Stobart
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2009 .

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer, and Director
LAWERENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact